                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-6465

                               -----------------

                          THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                    One Cityplace, Hartford, CT 06103-3415
--------------------------------------------------------------------------------
              (Address of principal executive offices)(Zip code)

       (Name and Address of Agent for Service)              Copy to:

                 Elizabeth M. Forget                 Robert N. Hickey, Esq.
                      President                     Sullivan & Worcester LLP
             The Travelers Series Trust               1666 K Street, N.W.
           260 Madison Avenue, 10th Floor            Washington, D.C. 20006
                 New York, NY 10016

      Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

ITEM 1: REPORT TO SHAREHOLDERS.

                                 THE TRAVELERS
                                 SERIES TRUST

                      AIM Capital Appreciation Portfolio
                          MFS Total Return Portfolio
                      Pioneer Strategic Income Portfolio
            Salomon Brothers Strategic Total Return Bond Portfolio
                          Strategic Equity Portfolio
                      Travelers Managed Income Portfolio
                        Van Kampen Enterprise Portfolio

                               SEMIANNUAL REPORT

                                APRIL 30, 2006

AIM CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 4/30/06

                                    [CHART]

Technology                               18.1%
Non-Cyclical                             17.6%
Industrials                              16.6%
Communications                           13.9%
Cyclical                                 12.8%
Financials                               12.1%
Energy                                    5.9%
Basic Materials                           3.0%

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 4/30/06

                                                  Percent of
                    Description                   Net Assets
                    ----------------------------------------
                    Cisco Systems, Inc.             2.31%
                    ----------------------------------------
                    Apple Computer, Inc.            2.27%
                    ----------------------------------------
                    Amdocs, Ltd.                    2.15%
                    ----------------------------------------
                    QUALCOMM, Inc.                  2.05%
                    ----------------------------------------
                    Analog Devices, Inc.            2.01%
                    ----------------------------------------
                    Aetna, Inc.                     1.90%
                    ----------------------------------------
                    Office Depot, Inc.              1.83%
                    ----------------------------------------
                    Freescale Semiconductor, Inc.   1.77%
                    ----------------------------------------
                    Google, Inc.                    1.69%
                    ----------------------------------------
                    Nokia Oyj (ADR)                 1.67%
                    ----------------------------------------


MFS TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 4/30/06

                                                      Percent of
               Description                            Net Assets
               -------------------------------------------------
               Bank of America Corp.                    2.73%
               -------------------------------------------------
               U.S. Treasury Notes (6.500%, 02/15/10)   2.47%
               -------------------------------------------------
               JPMorgan Chase & Co.                     1.95%
               -------------------------------------------------
               U.S. Treasury Notes (5.625%, 05/15/08)   1.92%
               -------------------------------------------------
               Sprint Nextel Corp.                      1.63%
               -------------------------------------------------
               Wyeth                                    1.61%
               -------------------------------------------------
               Merck & Co., Inc.                        1.54%
               -------------------------------------------------
               Masco Corp.                              1.37%
               -------------------------------------------------
               PNC Financial Services Group, Inc.       1.33%
               -------------------------------------------------
               U.S. Treasury Notes (6.000%, 02/15/26)   1.33%
               -------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 4/30/06

                                    [CHART]

Common Stocks                                               70.3%
U.S. Government & Agency Obligations                        15.0%
Domestic Bonds & Debt Securities                            14.5%
Foreign Bonds & Debt Securities                              0.2%


--------------------------------------------------------------------------------

PIONEER STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 4/30/06

                                    [CHART]

High Yield Corporate Bonds                                  24.9%
Mortgage-Backed Securities                                  25.1%
U.S. Treasuries                                             20.2%
Stocks/Other                                                10.3%
Foreign Bonds - Investment Grade                             9.4%
Investment Grade Corporate Bonds                             8.6%
Municipal Bonds                                              1.5%


--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 4/30/06

                                                                 Percent of
     Description                                                 Net Assets
     ----------------------------------------------------------------------
     U.S. Treasury Inflation Indexed Notes (3.500%, 01/15/11)      4.69%
     ----------------------------------------------------------------------
     U.S. Treasury Inflation Indexed Notes (1.875%, 07/15/15)      2.36%
     ----------------------------------------------------------------------
     U.S. Treasury Strips (0.000%, 11/15/13)                       2.16%
     ----------------------------------------------------------------------
     U.S. Treasury Bonds (7.250%, 05/15/16)                        1.68%
     ----------------------------------------------------------------------
     Federal Home Loan Mortgage Corp. (6.000%, 10/01/35)           1.63%
     ----------------------------------------------------------------------
     Government National Mortgage Association (5.000%, 06/15/35)   1.53%
     ----------------------------------------------------------------------
     U.S. Treasury Inflation Indexed Notes (3.000%, 07/15/12)      1.46%
     ----------------------------------------------------------------------
     U.S. Treasury Notes (4.000%, 02/15/15)                        1.24%
     ----------------------------------------------------------------------
     U.S. Treasury Inflation Indexed Notes (3.375%, 01/15/12)      1.11%
     ----------------------------------------------------------------------
     Government National Mortgage Association (5.000%, 04/15/34)   1.11%
     ----------------------------------------------------------------------

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND
PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 4/30/06

                                                             Percent of
         Description                                         Net Assets
         --------------------------------------------------------------
         U.S. Treasury Notes (4.750%, 03/31/11)                25.41%
         --------------------------------------------------------------
         U.S. Treasury Notes (4.500%, 02/15/16)                16.28%
         --------------------------------------------------------------
         Federal National Mortgage Association (5.000%, TBA)    4.02%
         --------------------------------------------------------------
         U.S. Treasury Notes (4.250%, 08/15/15)                 4.00%
         --------------------------------------------------------------
         U.S. Treasury Bonds (6.250%, 05/15/30)                 3.85%
         --------------------------------------------------------------
         Federal National Mortgage Association (6.500%, TBA)    3.55%
         --------------------------------------------------------------
         U.S. Treasury Notes (4.000%, 04/15/10)                 3.29%
         --------------------------------------------------------------
         U.S. Treasury Notes (5.000%, 02/15/11)                 2.14%
         --------------------------------------------------------------
         U.S. Treasury Notes (4.000%, 02/15/14)                 1.63%
         --------------------------------------------------------------
         General Motors Acceptance Corp. (5.625%, 05/15/09)     1.59%
         --------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 4/30/06

                                    [CHART]

Common Stocks                                        1.1%
Domestic Bonds & Debt Securities                    32.4%
Foreign Bonds & Debt Securities                      3.3%
Rights/ Warrants                                     0.0%
U.S. Government & Agency Obligations                63.2%



--------------------------------------------------------------------------------

STRATEGIC EQUITY PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% portfolio market value)
As of 4/30/06

                                    [CHART]

Non-Cyclical                   35.8%
Financials                     18.3%
Industrials                    12.4%
Communications                 11.0%
Technology                     10.3%
Cyclical                        8.4%
Energy                          3.0%
Basic Materials                 0.8%



--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 4/30/06

                                                    Percent of
                 Description                        Net Assets
                 ---------------------------------------------
                 American International Group, Inc.   7.67%
                 ---------------------------------------------
                 General Electric Co.                 5.77%
                 ---------------------------------------------
                 Johnson & Johnson                    4.38%
                 ---------------------------------------------
                 Altria Group, Inc.                   4.00%
                 ---------------------------------------------
                 Microsoft Corp.                      3.91%
                 ---------------------------------------------
                 SLM Corp.                            3.63%
                 ---------------------------------------------
                 Wyeth                                3.47%
                 ---------------------------------------------
                 UnitedHealth Group, Inc.             2.75%
                 ---------------------------------------------
                 CIENA Corp.                          2.52%
                 ---------------------------------------------
                 Honeywell International, Inc.        2.48%
                 ---------------------------------------------

TRAVELERS MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 4/30/06

                                                                 Percent of
    Description                                                  Net Assets
    -----------------------------------------------------------------------
    U.S. Treasury Notes (3.000%, 02/15/08)                         12.30%
    -----------------------------------------------------------------------
    U.S. Treasury Notes (5.625%, 05/15/08)                          9.37%
    -----------------------------------------------------------------------
    U.S. Treasury Notes (4.000%, 08/31/07)                          6.09%
    -----------------------------------------------------------------------
    U.S. Treasury Notes (2.875%, 11/30/06)                          4.94%
    -----------------------------------------------------------------------
    U.S. Treasury Notes
     (4.125%, 08/15/10 - 05/15/15)                                  2.51%
    -----------------------------------------------------------------------
    U.S. Treasury Notes (4.500%,11/15/15)                           2.25%
    -----------------------------------------------------------------------
    Federal National Mortgage Association (6.000%, 05/15/11)        1.94%
    -----------------------------------------------------------------------
    Time Warner, Inc. (6.150%, 05/01/07)                            1.55%
    -----------------------------------------------------------------------
    Banc of America Commercial Mortgage, Inc. (4.870%, 12/10/42)    1.54%
    -----------------------------------------------------------------------
    U.S. Treasury Notes (2.750%, 08/15/07)                          1.50%
    -----------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 4/30/06

                                    [CHART]

Asset - Backed                        2.1%
Collateralized Mortgage Obligations   7.9%
Domestic Corporate Bonds             43.1%
Rights/Warrants                       0.0%
U.S. Agency Mortgage                  4.6%
U.S. Treasury                        42.3%


--------------------------------------------------------------------------------

VAN KAMPEN ENTERPRISE PORTFOLIO
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (% of portfolio market value)
As of 4/30/06

                                    [CHART]

Non-Cyclical                             28.4%
Energy                                    4.4%
Basic Materials                           3.1%
Financials                                6.6%
Cyclical                                 16.2%
Industrials                              14.6%
Technology                               16.5%
Communications                            9.9%
Utilities                                 0.3%


--------------------------------------------------------------------------------
TOP TEN HOLDINGS BY MARKET VALUE
As of 4/30/06

                                                   Percent of
                   Description                     Net Assets
                   ------------------------------------------
                   UnitedHealth Group, Inc.          3.00%
                   ------------------------------------------
                   Celgene Corp.                     2.63%
                   ------------------------------------------
                   Corning, Inc.                     2.14%
                   ------------------------------------------
                   United Technologies Corp.         2.11%
                   ------------------------------------------
                   CVS Corp.                         2.04%
                   ------------------------------------------
                   Gilead Sciences, Inc.             1.92%
                   ------------------------------------------
                   Procter & Gamble Co.              1.81%
                   ------------------------------------------
                   American Eagle Outfitters, Inc.   1.74%
                   ------------------------------------------
                   Merrill Lynch & Co., Inc.         1.68%
                   ------------------------------------------
                   PepsiCo, Inc.                     1.49%
                   ------------------------------------------



--------------------------------------------------------------------------------

UNDERSTANDING YOUR PORTFOLIO'S EXPENSES

SHAREHOLDER EXPENSE EXAMPLE

As a mutual fund shareholder you may incur two types of costs: (1) TRANSACTION COSTS, including sales charges (loads) on purchase payments and redemption fees and (2) ONGOING COSTS, including management fees, shareholder services fees and other Portfolio expenses. For The Travelers Series Trust sales charges, redemption fees do not apply. Costs are described in more detail in the Portfolio's prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Portfolios and help you compare these with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line in the table for each Portfolio shows the ACTUAL account values and ACTUAL Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from November 1, 2005 through April 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming ACTUAL Portfolio returns and expenses. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Portfolio.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an ASSUMED rate of return of 5% per year before expenses, which is not the Portfolio's actual return. Thus, you should NOT use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative TOTAL costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher.

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            11/1/05       4/30/06       11/1/05-4/30/06
AIM CAPITAL APPRECIATION PORTFOLIO          ------------- ------------- ---------------

  Actual                                      $1,000.00     $1,120.80        $4.68
  Hypothetical (5% return before expenses)     1,000.00      1,020.38         4.46
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            11/1/05       4/30/06       11/1/05-4/30/06
MFS TOTAL RETURN PORTFOLIO                  ------------- ------------- ---------------
  Actual                                      $1,000.00     $1,059.10        $4.14
  Hypothetical (5% return before expenses)     1,000.00      1,020.78         4.06
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            11/1/05       4/30/06       11/1/05-4/30/06
PIONEER STRATEGIC INCOME PORTFOLIO          ------------- ------------- ---------------
  Actual                                      $1,000.00     $1,032.50        $4.28
  Hypothetical (5% return before expenses)     1,000.00      1,020.58         4.26
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                        BEGINNING     ENDING        EXPENSES PAID
                                                        ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                                        11/1/05       4/30/06       11/1/05-4/30/06
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO  ------------- ------------- ---------------
  Actual                                                  $1,000.00     $1,004.00        $7.35
  Hypothetical (5% return before expenses)                 1,000.00      1,017.46         7.40
------------------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            11/1/05       4/30/06       11/1/05-4/30/06
STRATEGIC EQUITY PORTFOLIO                  ------------- ------------- ---------------
  Actual                                      $1,000.00     $1,082.90        $4.44
  Hypothetical (5% return before expenses)     1,000.00      1,020.58         4.26
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            11/1/05       4/30/06       11/1/05-4/30/06
TRAVELERS MANAGED INCOME PORTFOLIO          ------------- ------------- ---------------
  Actual                                      $1,000.00     $1,006.00        $3.58
  Hypothetical (5% return before expenses)     1,000.00      1,021.22         3.61
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                            BEGINNING     ENDING        EXPENSES PAID
                                            ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
                                            11/1/05       4/30/06       11/1/05-4/30/06
VAN KAMPEN ENTERPRISE PORTFOLIO             ------------- ------------- ---------------
  Actual                                      $1,000.00     $1,098.00        $4.73
  Hypothetical (5% return before expenses)     1,000.00      1,020.28         4.56
------------------------------------------  ------------- ------------- ---------------

* Expenses are equal to the Portfolio's annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE TRAVELERS SERIES TRUST
AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


      --------------------------------------------------------------------
      SECURITY                                                  VALUE
      DESCRIPTION                                    SHARES    (NOTE 2)
      --------------------------------------------------------------------

      COMMON STOCKS - 98.9%
      AEROSPACE & DEFENSE - 3.9%
      Boeing Co. (The)..............................  45,965 $   3,835,779
      General Dynamics Corp.........................  30,622     2,009,416
      Precision Castparts Corp......................  38,676     2,435,814
      Rockwell Collins, Inc.........................  21,859     1,250,335
                                                             -------------
                                                                 9,531,344
                                                             -------------
      BANKS - 0.8%
      Kookmin Bank (ADR)............................  22,100     1,968,005
                                                             -------------
      BEVERAGES - 0.7%
      PepsiCo, Inc..................................  29,654     1,727,049
                                                             -------------
      BIOTECHNOLOGY - 2.7%
      Cephalon, Inc.*...............................  27,481     1,804,402
      Gilead Sciences, Inc.*........................  58,829     3,382,668
      PDL BioPharma, Inc.*..........................  44,515     1,281,142
                                                             -------------
                                                                 6,468,212
                                                             -------------
      CHEMICALS - 0.8%
      Monsanto Co...................................  22,258     1,856,317
                                                             -------------
      COMMERCIAL SERVICES & SUPPLIES - 0.7%
      Robert Half International, Inc................  37,566     1,587,915
                                                             -------------
      COMMUNICATIONS EQUIPMENT - 7.5%
      Cisco Systems, Inc.*.......................... 266,037     5,573,475
      Harris Corp...................................  41,056     1,911,978
      Nokia Oyj (ADR)............................... 178,062     4,034,885
      QUALCOMM, Inc.................................  96,575     4,958,160
      Tellabs, Inc.*................................ 110,049     1,744,277
                                                             -------------
                                                                18,222,775
                                                             -------------
      COMPUTERS & PERIPHERALS - 4.1%
      Apple Computer, Inc.*.........................  77,707     5,469,796
      EMC Corp.*....................................  91,861     1,241,042
      Network Appliance, Inc.*......................  24,591       911,588
      Seagate Technology*...........................  47,706     1,267,071
      Western Digital Corp.*........................  49,618     1,043,963
                                                             -------------
                                                                 9,933,460
                                                             -------------
      CONSTRUCTION & ENGINEERING - 0.5%
      McDermott International, Inc.*................  19,217     1,168,394
                                                             -------------
      ELECTRICAL EQUIPMENT - 3.1%
      ABB Ltd.*(a).................................. 240,000     3,417,182
      Amphenol Corp. - Class A......................  21,505     1,242,989
      Fanuc Ltd.(a).................................  12,600     1,193,765
      Matsushita Electric Industrial Co., Ltd. (ADR)  70,100     1,697,121
                                                             -------------
                                                                 7,551,057
                                                             -------------
      ENERGY EQUIPMENT & SERVICES - 3.8%
      Baker Hughes, Inc.............................  18,226     1,473,208
      Cooper Industries, Ltd. - Class A.............   8,459       773,575
      Emerson Electric Co...........................  28,325     2,406,209
      GlobalSantaFe Corp............................  26,827     1,642,081
      National-Oilwell Varco, Inc.*.................  40,986     2,826,804
                                                             -------------
                                                                 9,121,877
                                                             -------------

        ----------------------------------------------------------------
        SECURITY                                              VALUE
        DESCRIPTION                                SHARES    (NOTE 2)
        ----------------------------------------------------------------

        FINANCIAL - DIVERSIFIED - 7.1%
        Charles Schwab Corp. (The)................ 209,216 $   3,744,967
        Chicago Mercantile Exchange Holdings, Inc.   2,356     1,079,048
        Goldman Sachs Group, Inc..................  24,286     3,892,803
        Janus Capital Group, Inc.................. 122,189     2,377,798
        JPMorgan Chase & Co.......................  28,000     1,261,751
        Merrill Lynch & Co., Inc..................  46,551     3,549,979
        SLM Corp..................................  23,348     1,234,642
                                                           -------------
                                                              17,140,988
                                                           -------------
        HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
        Alcon, Inc................................  21,749     2,212,091
        Becton, Dickinson & Co....................  24,000     1,512,960
        Varian Medical Systems, Inc.*.............  44,515     2,331,695
                                                           -------------
                                                               6,056,746
                                                           -------------
        HEALTH CARE PROVIDERS & SERVICES - 5.1%
        Aetna, Inc................................ 118,946     4,579,421
        Cardinal Health, Inc......................  24,466     1,647,785
        Caremark Rx, Inc.*........................  54,956     2,503,246
        Health Net, Inc.*.........................  32,554     1,324,948
        Manor Care, Inc...........................  23,102     1,013,022
        Omnicare, Inc.............................  23,159     1,313,347
                                                           -------------
                                                              12,381,769
                                                           -------------
        HOTELS, RESTAURANTS & LEISURE - 0.9%
        Darden Restaurants, Inc...................  30,450     1,205,820
        Ruby Tuesday, Inc.........................  35,072     1,044,093
                                                           -------------
                                                               2,249,913
                                                           -------------
        HOUSEHOLD DURABLES - 0.9%
        Garmin, Ltd...............................  10,451       902,549
        Procter & Gamble Co.......................  21,401     1,245,752
                                                           -------------
                                                               2,148,301
                                                           -------------
        INDUSTRIAL - DIVERSIFIED - 1.5%
        Textron, Inc..............................  40,575     3,649,721
                                                           -------------
        INSURANCE - 4.0%
        Assurant, Inc.............................  45,100     2,172,467
        CIGNA Corp................................  36,395     3,894,265
        HCC Insurance Holdings, Inc...............  36,539     1,223,691
        MGIC Investment Corp......................  19,471     1,376,600
        Millea Holdings, Inc. (ADR)...............  10,500     1,051,994
                                                           -------------
                                                               9,719,017
                                                           -------------
        INTERNET & CATALOG RETAIL - 1.3%
        eBay, Inc.*...............................  94,224     3,242,248
                                                           -------------
        INTERNET SOFTWARE & SERVICES - 1.7%
        Google, Inc.*.............................   9,763     4,080,348
                                                           -------------
        IT CONSULTING & SERVICES - 1.2%
        Electronic Data Systems Corp..............  65,594     1,776,285
        Redback Networks, Inc.*...................  50,604     1,133,530
                                                           -------------
                                                               2,909,815
                                                           -------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


          --------------------------------------------------------------
          SECURITY                                         VALUE
          DESCRIPTION                           SHARES    (NOTE 2)
          --------------------------------------------------------------

          MACHINERY - 4.5%
          Joy Global, Inc......................  34,024 $   2,235,036
          Komatsu Ltd.(a)......................  84,000     1,794,275
          Komatsu Ltd. (ADR)...................  23,917     2,042,512
          Oshkosh Truck Corp...................  22,132     1,354,478
          Parker Hannifin Corp.................  26,493     2,147,258
          Terex Corp.*.........................  14,383     1,244,849
                                                        -------------
                                                           10,818,408
                                                        -------------
          METALS & MINING - 3.0%
          BHP Billiton, Ltd. (ADR).............  34,427     1,568,494
          Companhia Vale do Rio Doce (ADR).....  41,000     2,112,320
          Phelps Dodge Corp....................  21,449     1,848,690
          Rio Tinto Plc(a).....................  29,000     1,611,608
                                                        -------------
                                                            7,141,112
                                                        -------------
          OIL & GAS - 3.4%
          Apache Corp..........................  15,704     1,115,612
          ENSCO International, Inc.............  43,185     2,309,966
          Occidental Petroleum Corp............  28,135     2,890,590
          Valero Energy Corp...................  27,481     1,779,120
                                                        -------------
                                                            8,095,288
                                                        -------------
          PHARMACEUTICALS - 4.5%
          Allergan, Inc........................  21,658     2,224,710
          Barr Pharmaceuticals, Inc.*..........  37,932     2,296,783
          Novartis AG (ADR)....................  23,761     1,366,495
          Roche Holding AG(a)..................  20,000     3,072,220
          Wyeth................................  37,347     1,817,678
                                                        -------------
                                                           10,777,886
                                                        -------------
          RETAIL - MULTILINE - 2.8%
          Costco Wholesale Corp................  22,230     1,209,979
          Federated Department Stores, Inc.....  32,525     2,532,071
          J.C. Penney Co., Inc.................  46,509     3,044,479
                                                        -------------
                                                            6,786,529
                                                        -------------
          RETAIL - SPECIALTY - 7.1%
          Aeropostale, Inc.*...................  43,808     1,345,344
          AnnTaylor Stores Corp.*..............  35,686     1,332,158
          Best Buy Co., Inc....................  33,283     1,885,815
          DSW, Inc., - Class A*................  27,818       870,703
          Harman International Industries, Inc.  19,895     1,750,561
          Home Depot, Inc. (The)...............  28,604     1,142,158
          Nordstrom, Inc.......................  31,917     1,223,378
          Office Depot, Inc.*.................. 108,615     4,407,597
          Target Corp..........................  23,188     1,231,283
          Tiffany & Co.........................  54,920     1,916,159
                                                        -------------
                                                           17,105,156
                                                        -------------
          ROAD & RAIL - 2.4%
          Burlington Northern Santa Fe Corp....  47,661     3,790,479
          CSX Corp.............................  30,440     2,084,836
                                                        -------------
                                                            5,875,315
                                                        -------------

      -------------------------------------------------------------------
      SECURITY                                  SHARES/PAR     VALUE
      DESCRIPTION                                 AMOUNT      (NOTE 2)
      -------------------------------------------------------------------

      SEMICONDUCTOR EQUIPMENT & PRODUCTS - 8.6%
      Analog Devices, Inc......................    128,051 $   4,855,694
      ASML Holding N.V.*.......................     76,059     1,608,648
      Freescale Semiconductor, Inc.*...........    134,788     4,268,736
      Integrated Device Technology, Inc.*......     69,514     1,058,003
      Marvell Technology Group, Ltd.*..........     38,818     2,216,119
      Microchip Technology, Inc................     98,191     3,658,597
      NVIDIA Corp.*............................     41,875     1,223,587
      PMC-Sierra, Inc.*........................    144,576     1,797,080
                                                           -------------
                                                              20,686,464
                                                           -------------
      SOFTWARE - 6.6%
      Amdocs, Ltd.*............................    139,264     5,180,621
      BEA Systems, Inc.*.......................    166,579     2,207,172
      Citrix Systems, Inc.*....................     41,691     1,664,305
      Electronic Arts, Inc.*...................     39,740     2,257,232
      Hyperion Solutions Corp.*................     29,509       903,565
      Microsoft Corp...........................     65,298     1,576,947
      Red Hat, Inc.*...........................     76,423     2,246,072
                                                           -------------
                                                              16,035,914
                                                           -------------
      TELECOMMUNICATION SERVICES - WIRELESS - 0.6%
      KDDI Corp.(a)............................        225     1,386,482
                                                           -------------
      TRADING COMPANIES & DISTRIBUTORS - 0.6%
      WESCO International, Inc.*...............     18,167     1,362,525
                                                           -------------
      Total Common Stocks
      (Cost $202,413,315)                                    238,786,350
                                                           -------------

      SHORT-TERM INVESTMENT - 1.1%
      State Street Bank & Trust Co., Repurchase
        Agreement, dated 04/28/06 at 2.250%
        to be repurchased at $2,656,498 on
        05/01/06 collateralized by $2,060,000
        U.S. Treasury Bond at 8.000% due
        11/13/21 with a value of $2,711,475.
        (Cost - $2,656,000).................... $2,656,000     2,656,000
                                                           -------------

      TOTAL INVESTMENTS - 100.0%
      (Cost $205,069,315)                                    241,442,350

      Other Assets and Liabilities (net) - 0.0%                  (50,868)
                                                           -------------

      TOTAL NET ASSETS - 100.0%                            $ 241,391,482
                                                           =============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) Security is valued in good faith by or under the direction of the Board of Trustees.

ADR - American Depositary Receipt

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


      --------------------------------------------------------------------
      SECURITY                                    PAR          VALUE
      DESCRIPTION                                AMOUNT       (NOTE 2)
      --------------------------------------------------------------------

      DOMESTIC BONDS & DEBT SECURITIES - 12.0%
      AEROSPACE & DEFENSE - 0.5%
      BAE Systems Holdings, Inc. 5.200%,
        due 08/15/15 (144A)(b)............... $  1,700,000 $     1,584,607
      Boeing Capital Corp. 6.500%, due
        02/15/12.............................    1,663,000       1,731,727
      Continental Airlines, Inc., Series 981A
        6.648%, due 09/15/17.................      935,329         936,758
      Northrop Grumman Corp. 7.750%, due
        02/15/31.............................    1,395,000       1,644,485
      Raytheon Co. 6.150%, due
        11/01/08.............................      615,000         625,714
                                                           ---------------
                                                                 6,523,291
                                                           ---------------
      ASSET-BACKED SECURITIES - 0.2%
      Bayview Financial Revolving Mortgage
        Loan Trust 5.621%, due 12/28/40
        (144A)(a)(b).........................    1,080,000       1,081,760
      Capital Trust Re CDO, Ltd. 5.160%, due
        06/25/35 (144A)(b)...................    1,100,000       1,053,938
      Falcon Franchise Loan LLC, Series
        2000-1 7.382%, due 05/05/10
        (144A)(b)............................      262,118         269,153
      JET Equipment Trust 11.440%, due
        11/01/14 (144A)(b)(c)................      300,000               0
      Residential Funding Mortgage
        Securities II, Inc. 5.320%, due
        12/25/35.............................      850,000         840,333
                                                           ---------------
                                                                 3,245,184
                                                           ---------------
      AUTO PARTS & EQUIPMENT - 0.1%
      Johnson Controls, Inc. 6.000%, due
        01/15/36.............................    1,031,000         958,345
                                                           ---------------
      BANKS - 1.6%
      Abbey National Capital Trust I, Trust
        Preferred Securities 8.963%, due
        12/29/49(a)..........................    1,151,000       1,449,830
      Bank of America Corp. 5.375%, due
        06/15/14.............................      840,000         820,174
      Barclays Bank Plc, Perpetual Bonds
        6.860%, due 12/15/49
        (144A)(a)(b).........................      975,000       1,001,993
      DBS Capital Funding Corp., Series A
        7.657%, due 12/31/49
        (144A)(a)(b).........................      872,000         937,513
      HBOS Capital Funding LP, Tier 1 Notes
        6.071%, due 06/30/49
        (144A)(a)(b).........................      550,000         543,762
      Mizuho Capital Investment, Ltd.
        6.686%, due 03/31/49
        (144A)(a)(b).........................    1,240,000       1,201,483

       ------------------------------------------------------------------
       SECURITY                                  PAR          VALUE
       DESCRIPTION                              AMOUNT       (NOTE 2)
       ------------------------------------------------------------------

       BANKS - CONTINUED
       Mizuho Financial Group Cayman, Ltd.
         5.790%, due 04/15/14
         (144A)(b).......................... $    568,000 $       561,707
       MUFG Capital Finance 6.346%, due
         07/29/49(a)........................      969,000         949,490
       Natexis AMBS Co., LLC, Series A,
         Preferred Securities 8.440%, due
         12/29/49 (144A)(a)(b)..............      280,000         295,696
       Nordea Bank AB 5.424%, due
         12/29/49 (144A)(a)(b)..............      610,000         573,843
       Popular North America, Inc. 4.250%,
         due 04/01/08.......................    1,910,000       1,862,059
       RBS Capital Trust I, Trust Preferred
         Securities, 6.425%, due
         12/29/49(a)........................    2,000,000       1,954,304
       Socgen Real Estate Co., LLC, Series A
         7.640%, due 12/29/49
         (144A)(a)(b).......................    1,555,000       1,596,347
       UFJ Finance Aruba AEC 6.750%, due
         07/15/13...........................      960,000       1,008,262
       Unicredito Italiano Capital Trust II,
         Trust Preferred Securities, 9.200%,
         due 10/05/49 (144A)(a)(b)..........    1,412,000       1,591,998
       Wachovia Corp. 5.250%, due
         08/01/14...........................    2,045,000       1,959,004
       Wells Fargo Bank 4.750%, due
         02/09/15...........................    1,950,000       1,813,299
                                                          ---------------
                                                               20,120,764
                                                          ---------------
       BEVERAGES - 0.2%
       Diageo Finance BV 5.500%, due
         04/01/13...........................    1,220,000       1,200,357
       Miller Brewing Co. 5.500%, due
         08/15/13 (144A)(b).................    1,741,000       1,701,693
                                                          ---------------
                                                                2,902,050
                                                          ---------------
       CHEMICALS - 0.1%
       Dow Chemical Co.
         5.750%, due 12/15/08...............      659,000         665,409
        6.000%, due 10/01/12................      493,000         501,274
                                                          ---------------
                                                                1,166,683
                                                          ---------------
       COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
       Banc of America Commercial
         Mortgage, Inc.
         4.857%, due 07/10/43...............    1,250,000       1,175,312
        5.354%, due 09/10/47................    1,022,793         986,567
       Bear Stearns Commercial Mortgage
         Securities, Series 2005-Pwr7
         5.116%, due 02/11/41...............    1,046,000       1,003,108

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


    -----------------------------------------------------------------------
    SECURITY                                       PAR          VALUE
    DESCRIPTION                                   AMOUNT       (NOTE 2)
    -----------------------------------------------------------------------

    COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
    BlackRock Capital Finance LP, Series
      1996-R1 7.750%, due 09/25/26
      (144A)(b)............................... $    146,139 $       141,948
    Chase Commercial Mortgage Securities
      Corp., Series 1998-C1 7.543%, due
      07/15/32................................      170,533         176,587
    Citigroup/Deutsche Bank Commercial
      Mortgage Trust, Series 2005-CD1
      5.400%, due 07/15/44....................      930,000         912,003
    CRIIMI MAE Commercial Mortgage Trust
     Series 1998-1 6.701%, due
       06/20/30(b)............................      420,000         421,895
     Series 1998-C1 7.000%, due
       06/02/33(b)............................    1,590,328       1,604,243
    Deutsche Mortgage and Asset Receiving
      Corp., Series 1998-C1 6.538%, due
      06/15/31................................      751,998         763,045
    GE Capital Commercial Mortgage Corp.
      5.519%, due 03/10/44....................      690,000         670,621
    Greenwich Capital Commercial Funding
      Corp.
      5.224%, due 04/10/37....................      948,905         914,496
     Series 2004-GG1 5.317%, due
       06/10/36...............................    1,200,000       1,171,126
    JPMorgan Chase Commercial Mortgage
      Securities Corp.
      5.382%, due 05/15/41....................    1,200,000       1,167,356
     Series 2005-CB12
       4.948%, due 09/12/37...................    1,000,000         940,583
       4.780%, due 07/15/42...................      995,000         925,482
     Series 2005-CB13 5.472%, due
       01/12/43...............................    1,325,000       1,288,291
    Merrill Lynch/Countrywide Commercial
      Mortgage Trust 5.671%, due
      02/12/39................................      560,000         550,662
    Morgan Stanley Capital I, Inc. 0.728%,
      due 11/15/30 (144A)(b)..................   31,122,783         509,408
    Multi-Family Capital Access One, Inc.,
      Series 1 6.650%, due 01/15/24...........      246,864         251,718
    RAAC Series 2004-SP3 Trust
      4.971%, due 09/25/34....................      548,000         529,868
    Residential Asset Mortgage Products, Inc.,
      Series 2003-RZ5
      3.800%, due 07/25/30....................      175,897         174,886
    Spirit Master Funding, LLC 5.050%, due
      07/20/23 (144A)(b)......................    1,064,818       1,000,469

       --------------------------------------------------------------------
       SECURITY                                 PAR          VALUE
       DESCRIPTION                             AMOUNT       (NOTE 2)
       --------------------------------------------------------------------

       COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
       Wachovia Bank Commercial Mortgage
         Trust
        Series 2005-C16 4.847%, due
          10/15/41......................... $  1,775,000 $     1,669,947
        Series 2005-C17 5.083%, due
          03/15/42.........................    1,260,000       1,203,041
        Series 2005-C18 4.935%, due
          04/15/42.........................    1,250,000       1,181,481
        Series 2005-C21 5.369%, due
          10/15/44(a)......................    1,000,000         962,736
        Series 2005-C22 5.491%, due
          12/15/44.........................    1,018,000         986,883
                                                         ---------------
                                                              23,283,762
                                                         ---------------
       COMMERCIAL SERVICES & SUPPLIES - 0.2%
       Cendant Corp. 6.875%, due
         08/15/06..........................    1,108,000       1,111,848
       Prologis 5.750%, due 04/01/16.......    1,439,000       1,401,173
                                                         ---------------
                                                               2,513,021
                                                         ---------------
       ELECTRIC UTILITIES - 0.1%
       Entergy Louisiana, Inc., Waterford 3
         Secured Lease Obligation Bonds
         8.090%, due 01/02/17..............      712,313         724,764
       Midamerican Funding LLC
         6.927%, due 03/01/29..............      599,000         635,050
       System Energy Resources, Inc.,
         Secured Lease Obligation Bonds
         5.129%, due 01/15/14
         (144A)(b).........................      613,624         592,718
                                                         ---------------
                                                               1,952,532
                                                         ---------------
       ENERGY - 0.4%
       CenterPoint Energy Resources Corp.,
         Series B 7.875%, due 04/01/13.....      502,000         554,007
       Duke Capital LLC 8.000%, due
         10/01/19..........................    1,022,000       1,175,527
       Kinder Morgan Energy Partners LP
         6.750%, due 03/15/11..............      875,000         910,479
        7.750%, due 03/15/32...............      985,000       1,092,912
       Progress Energy Inc. 7.100%, due
         03/01/11..........................    1,344,000       1,419,861
                                                         ---------------
                                                               5,152,786
                                                         ---------------
       ENVIRONMENTAL SERVICES - 0.2%
       Waste Management, Inc.
         7.375%, due 08/01/10                    774,000         821,872
        7.000%, due 07/15/28...............    1,268,000       1,315,940
                                                         ---------------
                                                               2,137,812
                                                         ---------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


       ------------------------------------------------------------------
       SECURITY                                  PAR          VALUE
       DESCRIPTION                              AMOUNT       (NOTE 2)
       ------------------------------------------------------------------

       FINANCIAL-DIVERSIFIED - 1.2%
       Bank of America Corp. 7.400%, due
         01/15/11........................... $  2,663,000 $     2,863,314
       Credit Suisse First Boston USA, Inc.
         4.125%, due 01/15/10...............    2,579,000       2,458,813
       General Electric Capital Corp.
        8.750%, due 05/21/07................      313,000         323,731
        8.500%, due 07/24/08................      553,000         588,042
        5.450%, due 01/15/13................      322,000         319,425
       Goldman Sachs Group, Inc. 5.700%,
         due 09/01/12.......................    1,591,000       1,589,121
       HSBC Finance Corp.
         5.250%, due 01/14/11...............      930,000         916,635
        5.500%, due 01/19/16................    1,293,000       1,248,906
       JPMorgan Chase & Co. 5.125%, due
         09/15/14...........................    1,292,000       1,228,985
       Lehman Brothers Holdings, Inc.
         8.250%, due 06/15/07...............      771,000         795,243
        5.500%, due 04/04/16................      219,000         211,562
       Merrill Lynch & Co., Inc. 5.450%, due
         07/15/14...........................    1,235,000       1,205,421
       Morgan Stanley
         6.750%, due 04/15/11...............      864,000         905,853
        4.750%, due 04/01/14................      798,000         738,001
                                                          ---------------
                                                               15,393,052
                                                          ---------------
       FOOD PRODUCTS - 0.2%
       Cadbury Schweppes US Finance LLC
         5.125%, due 10/01/13
         (144A)(b)..........................    1,585,000       1,508,898
       Kraft Foods, Inc. 6.250%, due
         06/01/12...........................      903,000         926,166
                                                          ---------------
                                                                2,435,064
                                                          ---------------
       HAND/MACHINE TOOLS - 0.1%
       Kennametal, Inc. 7.200%, due
         06/15/12...........................      927,000         979,098
                                                          ---------------
       HEALTH CARE PROVIDERS & SERVICES - 0.3%
       Allergan, Inc. 5.750%, due 04/01/16
         (144A)(b)..........................    1,040,000       1,026,101
       Cardinal Health Inc. 5.850%, due
         12/15/17...........................      488,000         473,966
       HCA, Inc.
         8.750%, due 09/01/10...............      213,000         230,696
        6.950%, due 05/01/12................      828,000         830,843
       Wellpoint, Inc. 5.250%, due
         01/15/16...........................      870,000         826,745
       Wyeth 5.500%, due 03/15/13...........    1,029,000       1,012,415
                                                          ---------------
                                                                4,400,766
                                                          ---------------
       HOUSEHOLD PRODUCTS - 0.1%
       Fortune Brands, Inc. 5.125%, due
         01/15/11...........................    1,031,000       1,006,348
                                                          ---------------

       ------------------------------------------------------------------
       SECURITY                                  PAR          VALUE
       DESCRIPTION                              AMOUNT       (NOTE 2)
       ------------------------------------------------------------------

       INSURANCE - 0.5%
       AIG SunAmerica Institutional Funding
         II 5.750%, due 02/16/09............ $    816,000 $       823,354
       Allstate Corp. 5.550%, due
         05/09/35...........................      956,000         852,769
       American International Group, Inc.
         4.250%, due 05/15/13...............    1,307,000       1,196,556
        5.050%, due 10/01/15
          (144A)(b).........................    1,000,000         941,519
       Fund American Cos., Inc 5.875%, due
         05/15/13...........................      630,000         614,660
       Genworth Financial, Inc. 5.750%, due
         06/15/14...........................      600,000         594,096
       ING Groep NV 5.775%, due
         12/29/49(a)........................    2,081,000       1,993,101
       St. Paul Travelers Cos., Inc. 5.500%,
         due 12/01/15.......................      686,000         660,689
                                                          ---------------
                                                                7,676,744
                                                          ---------------
       MEDIA - 0.4%
       COX Communications, Inc. 4.625%,
         due 06/01/13.......................      998,000         906,992
       News America Holdings, Inc. 8.500%,
         due 02/23/25.......................      572,000         655,731
       News America, Inc. 6.200%, due
         12/15/34...........................      923,000         853,490
       Time Warner Entertainment Co. LP
         10.150%, due 05/01/12..............      484,000         573,747
        8.375%, due 07/15/33................      463,000         529,584
       Walt Disney Co. 6.375%, due
         03/01/12...........................    1,204,000       1,245,095
                                                          ---------------
                                                                4,764,639
                                                          ---------------
       METALS & MINING - 0.1%
       Alcan, Inc. 5.000%, due 06/01/15.....      707,000         659,437
                                                          ---------------
       OIL & GAS - 0.5%
       Amerada Hess Corp. 7.300%, due
         08/15/31...........................      850,000         923,677
       Devon Financing Corp. ULC 6.875%,
         due 09/30/11.......................      349,000         368,853
       Halliburton Co. 5.500%, due
         10/15/10...........................    1,045,000       1,043,336
       Nexen, Inc. 5.875%, due 03/10/35.....      750,000         680,639
       Ocean Energy, Inc. 7.250%, due
         10/01/11...........................    1,103,000       1,180,936
       Valero Energy Corp. 6.875%, due
         04/15/12...........................      737,000         775,002
       XTO Energy, Inc. 5.650%, due
         04/01/16...........................    1,300,000       1,266,291
                                                          ---------------
                                                                6,238,734
                                                          ---------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


       -----------------------------------------------------------------
       SECURITY                                 PAR          VALUE
       DESCRIPTION                             AMOUNT       (NOTE 2)
       -----------------------------------------------------------------

       PAPER & FOREST PRODUCTS - 0.2%
       MeadWestvaco Corp. 6.800%, due
         11/15/32.......................... $    441,000 $       412,091
       Weyerhaeuser Co. 6.750%, due
         03/15/12..........................    1,500,000       1,552,560
                                                         ---------------
                                                               1,964,651
                                                         ---------------
       REAL ESTATE - 0.5%
       EOP Operating, LP 6.800%, due
         01/15/09..........................    1,751,000       1,804,798
       HRPT Properties Trust (REIT) 6.250%,
         due 08/15/16......................      967,000         960,311
       Simon Property Group LP (REIT)
         6.375%, due 11/15/07..............      843,000         854,237
        5.100%, due 06/15/15...............      394,000         368,778
       Vornado Realty LP
         5.625%, due 06/15/07..............    1,804,000       1,804,060
        4.750%, due 12/01/10...............      348,000         333,396
                                                         ---------------
                                                               6,125,580
                                                         ---------------
       RETAIL - MULTILINE - 0.3%
       Home Depot, Inc. 5.400%, due
         03/01/16..........................    1,822,000       1,774,586
       May Department Stores Co. 5.750%,
         due 07/15/14......................    1,000,000         982,624
       Wal-Mart Stores, Inc. 5.250%, due
         09/01/35..........................    1,298,000       1,140,079
                                                         ---------------
                                                               3,897,289
                                                         ---------------
       SOVEREIGN - 0.0%
       Financing Corp. 9.650%, due
         11/02/18..........................      310,000         424,673
                                                         ---------------
       TELECOMMUNICATION SERVICES - DIVERSIFIED - 1.2%
       BellSouth Corp. 6.550%, due
         06/15/34..........................      852,000         840,609
       Cingular Wireless LLC 6.500%, due
         12/15/11..........................      650,000         678,699
       Cisco Systems, Inc. 5.500%, due
         02/22/16..........................    1,570,000       1,530,436
       Deutsche Telekom International
         Finance BV 8.250%, due
         06/15/30..........................    1,269,000       1,506,814
       France Telecom S.A. 7.750%, due
         03/01/11..........................      346,000         376,410
       PCCW Capital II, Ltd. 6.000%, due
         07/15/13 (144A)(b)................      737,000         725,153
       SBC Communications, Inc.
        5.100%, due 09/15/14...............    1,337,000       1,258,732
        6.150%, due 09/15/34...............      442,000         416,328
       Sprint Capital Corp. 6.875%, due
         11/15/28..........................      879,000         905,546

      -------------------------------------------------------------------
      SECURITY                                   PAR          VALUE
      DESCRIPTION                               AMOUNT       (NOTE 2)
      -------------------------------------------------------------------

      TELECOMMUNICATION SERVICES - DIVERSIFIED - CONTINUED
      TCI Communications, Inc. 9.650%, due
        03/31/27............................ $  3,319,000 $     3,558,393
      Telecom Italia Capital S.A.
       5.250%, due 11/15/13.................      545,000         513,915
       6.000%, due 09/30/34.................      620,000         553,314
      Telefonica Europe BV 7.750%, due
        09/15/10............................      450,000         483,163
      Verizon New York, Inc., Series A
        6.875%, due 04/01/12................    2,400,000       2,463,247
                                                          ---------------
                                                               15,810,759
                                                          ---------------
      TRANSPORTATION - 0.1%
      CSX Corp. 6.750%, due 03/15/11........      415,000         433,793
      Union Pacific Corp
       6.125%, due 01/15/12.................      292,000         297,145
       5.375%, due 05/01/14.................      763,000         740,643
                                                          ---------------
                                                                1,471,581
                                                          ---------------
      UTILITIES - 0.9%
      Dominion Resources, Inc. 5.150%, due
        07/15/15............................    1,150,000       1,069,315
      Exelon Generation Co. LLC 6.950%,
        due 06/15/11........................    1,407,000       1,480,044
      FirstEnergy Corp., Series B 6.450%,
        due 11/15/11........................    1,388,000       1,431,338
      Hydro-Quebec, Series JL 6.300%, due
        05/11/11............................    1,250,000       1,297,114
      Midamerican Energy Holdings Co.
       3.500%, due 05/15/08.................      544,000         523,228
       5.875%, due 10/01/12.................      268,000         268,352
       6.125%, due 04/01/36
         (144A)(b)..........................      551,000         525,605
      Niagara Mohawk Power Corp. 7.750%,
        due 05/15/06........................      271,000         271,223
      Northeast Utilities, Series A 8.580%,
        due 12/01/06........................      104,880         105,530
      Pacific Gas & Electric Co. 4.800%, due
        03/01/14............................    1,500,000       1,408,459
      PSEG Power LLC
       6.950%, due 06/01/12.................      405,000         424,978
       8.625%, due 04/15/31.................      533,000         659,936
      TXU Energy Co. LLC 7.000%, due
        03/15/13-09/01/22...................    2,092,000       2,176,471
                                                          ---------------
                                                               11,641,593
                                                          ---------------
      Total Domestic Bonds & Debt
      Securities (Cost $159,506,407)                          154,846,238
                                                          ---------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


       ------------------------------------------------------------------
       SECURITY                                  PAR          VALUE
       DESCRIPTION                              AMOUNT       (NOTE 2)
       ------------------------------------------------------------------
       U. S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES - 14.7%
       Federal Home Loan Mortgage Corp.
        3.750%, due 11/15/06................ $  2,663,000 $     2,642,138
        4.125%, due 11/18/09................    3,100,000       2,994,606
        6.000%, due 04/01/16-08/01/35.......    8,120,103       8,136,352
        4.500%, due 05/01/18-04/01/35.......    5,795,085       5,484,514
        5.000%, due 05/01/18-10/01/35.......   13,869,892      13,196,827
        5.500%, due 04/01/19-10/01/35.......   14,303,571      13,945,998
        6.500%, due 05/01/34-11/01/34.......    1,923,104       1,957,815
       Federal Home Loan Mortgage Corp. -
       Gold Pool
        5.500%, due 12/01/20................      107,555         106,618
        6.000%, due 12/01/25-03/01/36.......    1,190,819       1,191,260
       Federal National Mortgage Association
        3.250%, due 07/31/06................    3,000,000       2,985,702
        5.722%, due 02/01/09................    1,400,000       1,401,409
        6.330%, due 03/01/11................      182,597         187,138
        4.620%, due 04/01/13................      113,519         107,950
        4.010%, due 08/01/13................      112,021         102,361
        4.019%, due 08/01/13................      761,442         697,474
        4.630%, due 04/01/14................      277,718         261,531
        4.518%, due 05/01/14................      981,473         919,381
        4.847%, due 08/01/14................      571,537         545,434
        4.925%, due 04/01/15................    1,739,457       1,661,456
        4.760%, due 10/01/15................       99,319          93,534
        6.000%, due 07/01/16-02/01/36.......   22,897,263      22,902,547
        5.000%, due 11/01/17-08/01/35.......   18,735,902      18,034,858
        5.500%, due 11/01/17-10/01/35.......   61,528,643      60,038,719
        4.500%, due 04/01/18-03/01/35.......    8,575,630       8,102,401
        4.880%, due 03/01/20................      237,814         232,378
        7.500%, due 10/01/29-02/01/32.......      623,054         648,819
        6.500%, due 06/01/31-03/01/36.......    6,765,940       6,898,671
       Government National Mortgage
       Association
        6.000%, due 10/15/32-04/20/35.......    4,234,972       4,249,866
        5.500%, due 11/15/32-10/15/35.......    5,914,819       5,809,267
        4.500%, due 07/20/33-09/15/33.......    1,097,545       1,016,437
        5.000%, due 07/20/33-12/15/34.......    1,239,289       1,188,054
        6.500%, due 11/20/35-02/20/36.......      739,869         754,084
                                                          ---------------
       Total U. S. Government Agency
       Mortgage Backed Securities
       (Cost $194,279,791)                                    188,495,599
                                                          ---------------

       U. S. GOVERNMENT & AGENCY OBLIGATIONS - 12.9%
       Federal Home Loan Bank
        3.250%, due 07/21/06................    1,985,000       1,976,466
        3.750%, due 09/28/06................    6,120,000       6,085,006
        3.900%, due 02/25/08................      740,000         724,023
        5.250%, due 06/18/14................    1,400,000       1,391,557

       ------------------------------------------------------------------
       SECURITY                                  PAR          VALUE
       DESCRIPTION                              AMOUNT       (NOTE 2)
       ------------------------------------------------------------------

       U. S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
       Federal National Mortgage Association
        3.000%, due 03/02/07................ $  1,533,000 $     1,505,578
        6.000%, due 05/15/08-05/15/11.......    4,498,000       4,587,639
        6.625%, due 09/15/09-11/15/10.......    7,765,000       8,156,034
        6.125%, due 03/15/12................    5,955,000       6,197,386
        5.500%, due 11/01/34................    1,696,535       1,650,294
       Small Business Administration
         Participation Certificates
         5.390%, due 12/01/25...............      681,000         668,348
        Series 2003-20G4.350%, due
          07/01/23..........................    1,815,059       1,682,239
       U.S. Treasury Inflation Indexed Notes
        4.250%, due 01/15/10................    4,455,083       4,796,525
        3.000%, due 07/15/12................    5,531,079       5,765,072
       U.S. Treasury Notes
        6.875%, due 05/15/06................    2,913,000       2,915,275
        7.000%, due 07/15/06................    5,164,000       5,185,183
        4.375%, due 05/15/07................    1,719,000       1,709,733
        3.250%, due 08/15/07................    3,098,000       3,034,345
        3.000%, due 11/15/07................    2,995,000       2,911,466
        5.625%, due 05/15/08................   24,308,000      24,654,583
        4.750%, due 11/15/08-05/15/14.......   11,607,000      11,556,499
        4.000%, due 06/15/09-11/15/12.......    3,720,000       3,520,457
        6.500%, due 02/15/10................   30,049,000      31,687,602
        10.375%, due 11/15/12...............      884,000         954,685
        3.875%, due 02/15/13................    1,294,000       1,211,457
        4.125%, due 05/15/15................    2,461,000       2,296,805
        4.250%, due 08/15/15................    4,077,000       3,833,493
        9.875%, due 11/15/15................    1,165,000       1,582,261
        4.500%, due 02/15/16................    1,095,000       1,047,265
        6.000%, due 02/15/26................   15,784,000      17,097,276
        5.375%, due 02/15/31................    4,866,000       4,938,990
                                                          ---------------
       Total U. S. Government & Agency
       Obligations (Cost $169,257,258)                        165,323,542
                                                          ---------------

       FOREIGN BONDS & DEBT SECURITIES - 0.2%
       MEXICO - 0.2%
       United Mexican States
        5.625%, due 01/15/17................      626,000         599,082
        8.625%, due 02/01/22................      153,000         177,174
        Series A
          6.625%, due 03/03/15..............       61,000          63,166
          6.375%, due 01/16/13..............      704,000         715,616
          7.500%, due 04/08/33..............      527,000         575,484
                                                          ---------------
                                                                2,130,522
                                                          ---------------
       Total Foreign Bonds & Debt Securities
       (Cost $2,200,393)                                        2,130,522
                                                          ---------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


         --------------------------------------------------------------
         SECURITY                                           VALUE
         DESCRIPTION                          SHARES       (NOTE 2)
         --------------------------------------------------------------

         COMMON STOCKS - 59.3%
         AEROSPACE & DEFENSE - 1.9%
         Lockheed Martin Corp..............     145,890 $    11,073,051
         Northrop Grumman Corp.............      87,390       5,846,391
         United Technologies Corp..........     117,490       7,379,547
                                                        ---------------
                                                             24,298,989
                                                        ---------------
         AUTO COMPONENTS - 0.2%
         Johnson Controls, Inc.............      33,000       2,691,150
                                                        ---------------
         BANKS - 6.8%
         Bank of America Corp..............     703,587      35,123,063
         Mellon Financial Corp.............     442,910      16,666,703
         PNC Financial Services Group, Inc.     239,480      17,115,636
         SunTrust Banks, Inc...............     114,970       8,890,630
         UBS AG(d).........................      23,267       2,754,154
         Wachovia Corp.....................      42,290       2,531,057
         Wells Fargo & Co..................      68,750       4,722,437
                                                        ---------------
                                                             87,803,680
                                                        ---------------
         BEVERAGES - 1.0%
         Coca-Cola Co......................      55,700       2,337,172
         Diageo Plc.(d)....................     316,473       5,216,617
         Molson Coors Brewing Co. - Class B      24,040       1,775,594
         PepsiCo, Inc......................      50,390       2,934,714
                                                        ---------------
                                                             12,264,097
                                                        ---------------
         BIOTECHNOLOGY - 0.1%
         Amgen, Inc.*......................      10,600         717,620
                                                        ---------------
         BUILDING PRODUCTS - 1.4%
         Masco Corp........................     550,390      17,557,441
         Sherwin-Williams Co...............      16,440         837,454
                                                        ---------------
                                                             18,394,895
                                                        ---------------
         CHEMICALS - 1.7%
         Air Products & Chemicals, Inc.....      47,200       3,234,144
         Dow Chemical Co...................      49,180       1,997,200
         E.I. du Pont de Nemours & Co......     100,850       4,447,485
         Nalco Holding Co.*................     154,010       2,903,089
         PPG Industries, Inc...............      84,900       5,698,488
         Praxair, Inc......................      27,210       1,527,297
         Syngenta AG*(d)...................      17,540       2,444,394
                                                        ---------------
                                                             22,252,097
                                                        ---------------
         COMMUNICATIONS EQUIPMENT - 1.2%
         Cisco Systems, Inc.*..............     227,040       4,756,488
         Nortel Networks Corp.*............   4,013,680      10,676,389
                                                        ---------------
                                                             15,432,877
                                                        ---------------
         COMPUTERS & PERIPHERALS - 1.5%
         Dell, Inc.*.......................     358,330       9,388,246
         International Business Machines
           Corp............................      29,060       2,392,800
         Sun Microsystems, Inc.*...........   1,583,830       7,919,150
                                                        ---------------
                                                             19,700,196
                                                        ---------------

       -----------------------------------------------------------------
       SECURITY                                              VALUE
       DESCRIPTION                             SHARES       (NOTE 2)
       -----------------------------------------------------------------

       CONTAINERS & PACKAGING - 0.8%
       Owens-Illinois, Inc.*................     535,170 $     9,782,908
       Smurfit-Stone Container Corp.*.......      45,970         595,311
                                                         ---------------
                                                              10,378,219
                                                         ---------------
       ELECTRIC UTILITIES - 2.7%
       Dominion Resources, Inc..............     121,670       9,109,433
       Entergy Corp.........................      37,900       2,650,726
       Exelon Corp..........................      66,020       3,565,080
       FirstEnergy Corp.....................      32,700       1,658,217
       FPL Group, Inc.......................     318,830      12,625,668
       NRG Energy, Inc.*....................      26,920       1,281,123
       PPL Corp.............................     116,930       3,395,647
       Public Service Enterprise Group, Inc.      10,010         627,627
                                                         ---------------
                                                              34,913,521
                                                         ---------------
       ENERGY - 0.1%
       Constellation Energy Group, Inc......      25,800       1,416,936
                                                         ---------------
       ENERGY EQUIPMENT & SERVICES - 1.9%
       Cooper Industries, Ltd. - Class A....      26,570       2,429,827
       Diebold, Inc.........................      35,400       1,506,270
       GlobalSantaFe Corp...................     140,980       8,629,386
       Noble Corp...........................     115,280       9,100,203
       Samsung Electronics Co., Ltd.
         (GDR)(b)...........................       3,410       1,162,810
       TXU Corp.............................      24,470       1,214,446
                                                         ---------------
                                                              24,042,942
                                                         ---------------
       FINANCIAL - DIVERSIFIED - 6.7%
       American Express Co..................     140,170       7,542,548
       Ameriprise Financial, Inc............      13,514         662,726
       Bank of New York Co., Inc. (The).....      94,660       3,327,299
       Capital One Financial Corp...........      41,690       3,612,022
       Countrywide Financial Corp...........      79,130       3,217,426
       Federal Home Loan Mortgage Corp......      19,970       1,219,368
       Federal National Mortgage
         Association........................      68,950       3,488,870
       Franklin Resources, Inc..............      37,670       3,507,830
       Genworth Financial, Inc. - Class A...     148,310       4,923,892
       Goldman Sachs Group, Inc.............      67,610      10,837,207
       JPMorgan Chase & Co..................     552,288      25,062,829
       Lehman Brothers Holdings, Inc........      37,620       5,686,263
       Merrill Lynch & Co., Inc.............     126,830       9,672,056
       Morgan Stanley.......................      46,950       3,018,885
                                                         ---------------
                                                              85,779,221
                                                         ---------------
       FOOD PRODUCTS - 0.9%
       Archer-Daniels-Midland Co............      47,880       1,739,959
       Kellogg Co...........................     117,540       5,443,277
       Nestle S.A.(d).......................       8,568       2,610,168
       Sara Lee Corp........................      78,980       1,411,373
                                                         ---------------
                                                              11,204,777
                                                         ---------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


         --------------------------------------------------------------
         SECURITY                                           VALUE
         DESCRIPTION                          SHARES       (NOTE 2)
         --------------------------------------------------------------

         HEALTH CARE PROVIDERS & SERVICES - 0.4%
         Baxter International, Inc.........      11,900 $       448,630
         Tenet Healthcare Corp. *..........     602,110       5,009,555
                                                        ---------------
                                                              5,458,185
                                                        ---------------
         HOUSEHOLD PRODUCTS - 0.3%
         Colgate-Palmolive Co..............      43,880       2,594,185
         Kimberly-Clark Corp...............      11,230         657,292
                                                        ---------------
                                                              3,251,477
                                                        ---------------
         INDUSTRIAL-DIVERSIFIED - 1.9%
         3M Co.............................      37,610       3,213,022
         General Electric Co...............     228,870       7,916,613
         Tyco International, Ltd...........     505,650      13,323,878
                                                        ---------------
                                                             24,453,513
                                                        ---------------
         INSURANCE - 3.1%
         ACE, Ltd..........................      36,540       2,029,432
         AFLAC, Inc........................      35,430       1,684,342
         Allstate Corp. (The)..............     272,730      15,406,518
         Chubb Corp........................      44,420       2,289,407
         CIGNA Corp........................       8,630         923,410
         Conseco, Inc.*....................     294,420       7,434,105
         Hartford Financial Services Group,
           Inc.............................      85,970       7,903,222
         Lincoln National Corp.............      35,920       2,086,233
                                                        ---------------
                                                             39,756,669
                                                        ---------------
         IT CONSULTING & SERVICES - 0.3%
         Accenture, Ltd. - Class A.........     131,800       3,831,426
                                                        ---------------
         LEISURE EQUIPMENT & PRODUCTS - 0.4%
         Hasbro, Inc.......................      45,980         906,266
         Mattel, Inc.......................     258,650       4,184,957
                                                        ---------------
                                                              5,091,223
                                                        ---------------
         MACHINERY - 0.9%
         Deere & Co........................      68,470       6,010,297
         Finning International, Inc........       2,830         101,802
         Illinois Tool Works, Inc..........      31,950       3,281,265
         Pall Corp.........................      67,300       2,031,114
                                                        ---------------
                                                             11,424,478
                                                        ---------------
         MEDIA - 1.7%
         CBS Corp. - Class B...............     380,456       9,690,214
         Ingersoll-Rand Co., Ltd. - Class A      34,290       1,500,188
         New York Times Co. - Class A......     173,970       4,312,716
         Reed Elsevier Plc.(d).............     136,380       1,353,716
         Tribune Co........................      33,840         975,607
         Viacom, Inc. - Class B *..........      45,070       1,795,138
         Walt Disney Co. (The).............      56,710       1,585,612
                                                        ---------------
                                                             21,213,191
                                                        ---------------

         METALS & MINING - 0.1%
         BHP Billiton Plc(d)...............      83,780       1,742,194
                                                        ---------------

         --------------------------------------------------------------
         SECURITY                                           VALUE
         DESCRIPTION                          SHARES       (NOTE 2)
         --------------------------------------------------------------

         OIL & GAS - 5.3%
         Amerada Hess Corp.................      31,380 $     4,495,813
         Apache Corp.......................     130,660       9,282,087
         BP Plc (ADR)......................      38,470       2,836,008
         Chevron Corp......................      69,402       4,234,910
         ConocoPhillips....................     139,840       9,355,296
         Devon Energy Corp.................     179,900      10,813,789
         EOG Resources, Inc................      24,900       1,748,727
         Exxon Mobil Corp..................     264,446      16,681,254
         Total S.A. (ADR)..................      62,270       8,594,505
                                                        ---------------
                                                             68,042,389
                                                        ---------------
         PAPER & FOREST PRODUCTS - 0.6%
         Bowater, Inc......................     173,570       4,733,254
         International Paper Co............      54,020       1,963,627
         MeadWestvaco Corp.................      49,260       1,404,402
                                                        ---------------
                                                              8,101,283
                                                        ---------------
         PERSONAL PRODUCTS - 0.5%
         Alberto-Culver Co.................      33,200       1,493,004
         Estee Lauder Companies, Inc. -
           Class A.........................     117,050       4,344,896
                                                        ---------------
                                                              5,837,900
                                                        ---------------
         PHARMACEUTICALS - 4.6%
         Abbott Laboratories...............      35,910       1,534,793
         Eli Lilly & Co....................      88,680       4,692,946
         Johnson & Johnson.................     213,530      12,514,993
         Merck & Co., Inc..................     576,380      19,839,000
         Wyeth.............................     424,870      20,678,423
                                                        ---------------
                                                             59,260,155
                                                        ---------------
         RETAIL-MULTILINE - 0.7%
         Federated Department Stores, Inc..      13,820       1,075,887
         Wal-Mart Stores, Inc..............     165,630       7,458,319
                                                        ---------------
                                                              8,534,206
                                                        ---------------
         RETAIL-SPECIALTY - 1.2%
         Gap, Inc..........................     208,000       3,762,720
         Home Depot, Inc. (The)............      45,760       1,827,197
         NIKE, Inc. - Class B..............      42,000       3,437,280
         OfficeMax, Inc....................     173,090       6,698,583
                                                        ---------------
                                                             15,725,780
                                                        ---------------
         ROAD & RAIL - 0.6%
         Burlington Northern Santa Fe Corp.      57,650       4,584,904
         Norfolk Southern Corp.............      57,550       3,107,700
                                                        ---------------
                                                              7,692,604
                                                        ---------------
         SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.5%
         Analog Devices, Inc...............      39,700       1,505,424
         Intel Corp........................     183,810       3,672,524
         Xilinx, Inc.......................      47,530       1,315,155
                                                        ---------------
                                                              6,493,103
                                                        ---------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


      --------------------------------------------------------------------
      SECURITY                                 SHARES/PAR      VALUE
      DESCRIPTION                                AMOUNT       (NOTE 2)
      --------------------------------------------------------------------

      SOFTWARE - 2.4%
      Compuware Corp.*.......................      701,860 $     5,390,285
      Oracle Corp.*..........................      752,630      10,980,872
      Symantec Corp.*........................      922,180      15,105,308
                                                           ---------------
                                                                31,476,465
                                                           ---------------
      TELECOMMUNICATION SERVICES - DIVERSIFIED - 3.3%
      AT&T, Inc..............................      134,164       3,516,438
      Sprint Nextel Corp.....................      846,400      20,990,720
      TELUS Corp.............................       58,820       2,459,803
      Verizon Communications, Inc............      485,160      16,024,835
                                                           ---------------
                                                                42,991,796
                                                           ---------------
      TELECOMMUNICATION SERVICES - WIRELESS - 0.3%
      Vodafone Group Plc (ADR)...............      137,484       3,258,371
                                                           ---------------
      TOBACCO - 1.2%
      Altria Group, Inc......................      211,420      15,467,487
                                                           ---------------
      TRADING COMPANIES & DISTRIBUTORS - 0.1%
      W. W. Grainger, Inc....................       18,970       1,459,172
                                                           ---------------
      TRANSPORTATION INFRASTRUCTURE - 0.0%
      Con-way Inc............................       10,770         600,104
                                                           ---------------
      Total Common Stocks
      (Cost $659,130,348)                                      762,454,388
                                                           ---------------

      SHORT-TERM INVESTMENT - 0.9%
      REPURCHASE AGREEMENT - 0.9%
      State Street Bank & Trust Co.,
        Repurchase Agreement, dated
        04/28/06 at 3.100% to be
        repurchased at 11,843,058 on
        05/01/06 collateralized by
        $12,185,000 U.S. Treasury Bill at
        4.610% due 07/06/06 with a value
        of $12,078,381.
        (Cost - $11,840,000)................. $ 11,840,000      11,840,000
                                                           ---------------

      TOTAL INVESTMENTS - 100.0%
      (Cost $1,196,214,197)                                  1,285,090,289

      Other Assets & Liabilities (net) - 0.0%                      347,269
                                                           ---------------

      TOTAL NET ASSETS - 100.0%                            $ 1,285,437,558
                                                           ===============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) Variable or floating rate security. The stated rate represents the rate at April 30, 2006.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

(c) Security is in default.

(d) Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

ADR - American Depositary Receipt

AIG - American International Guaranty

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

The following table summarizes the credit composition of the portfolio holdings of the MFS Total Return Portfolio at April 30, 2006, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                      PERCENT OF
                                                       PORTFOLIO
              PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)
              ---------------------------------------------------
                 AAA/Government/Government Agency        29.60%
                 AA                                       0.67
                 A                                       26.48
                 BBB                                      5.27
                 BB                                       0.09
                 B                                       28.97
                 Below B                                  2.67
                 Equities/Others                          6.25
                                                        ------
                 Total:                                 100.00%
                                                        ======


                       See notes to financial statements

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


      -------------------------------------------------------------------
      SECURITY                                    PAR          VALUE
      DESCRIPTION                                AMOUNT       (NOTE 2)
      -------------------------------------------------------------------

      DOMESTIC BONDS & DEBT SECURITIES - 84.9%
      ADVERTISING - 0.0%
      Lamar Media Corp. 7.250%, due
        01/01/13............................. $      80,000 $      80,600
                                                            -------------
      AEROSPACE & DEFENSE - 0.1%
      DRS Technologies, Inc. 7.625%, due
        02/01/18.............................       245,000       252,656
                                                            -------------
      AGRICULTURE - 0.2%
      Hines Nurseries, Inc. 10.250%, due
        10/01/11.............................       340,000       338,300
                                                            -------------
      AIRLINES - 0.5%
      AMR Corp. 9.800%, due 10/01/21.........       400,000       357,000
      Calair LLC/Calair Capital Corp. 8.125%,
        due 04/01/08.........................       180,000       171,900
      Continental Airlines, Inc. 8.499%, due
        05/01/11.............................       590,525       567,727
                                                            -------------
                                                                1,096,627
                                                            -------------
      ASSET-BACKED SECURITIES - 1.8%
      Ameriquest Mortgage Securities, Inc.
       8.039%, due 02/25/33-03/25/33(a)......        38,250        38,496
       8.709%, due 02/25/33-10/25/33(a)......        84,000        84,641
      Asset Backed Funding Corp.
       8.009%, due 12/25/32(a)...............        66,000        67,167
       8.209%, due 12/25/32(a)...............         6,548         6,563
      Asset Backed Securities Corp.
       9.401%, due 01/15/33(a)...............        18,864        18,717
       8.751%, due 04/15/33(a)...............        33,114        33,410
      Bank One Issuance Trust 5.861%, due
        12/15/09(a)..........................       334,000       336,575
      CDC Mortgage Capital Trust 8.709%, due
        10/25/33(a)..........................        16,656        16,490
      Conseco Finance Securitizations Corp.
       8.480%, due 12/01/30..................        10,593        10,673
       8.200%, due 09/01/32..................       220,000         1,011
       6.910%, due 05/01/33..................         5,000         4,780
       7.360%, due 09/01/33..................         4,000         4,011
       9.400%, due 09/01/33..................       196,000         1,368
       6.681%, due 12/01/33..................       284,442       285,345
      Consumer Credit Reference Index
        Securities Program 6.935%, due
        03/22/07 (144A)(a)(b)................       250,000       253,750
      Green Tree Financial Corp. 7.860%, due
        03/01/30.............................       188,000       162,128
      Green Tree Home Improvement Loan
        Trust 7.100%, due 01/15/21...........        13,755        13,479
      Greenpoint Manufactured Housing
        8.450%, due 06/20/31.................       271,408       230,166
      GSAMP Trust 9.423%, due 03/20/33(a)....         1,403         1,404
      LNR CDO, Ltd. 7.700%, due 07/24/37
        (144A)(a)(b).........................       215,000       217,864

     ----------------------------------------------------------------------
     SECURITY                                       PAR          VALUE
     DESCRIPTION                                   AMOUNT       (NOTE 2)
     ----------------------------------------------------------------------

     ASSET-BACKED SECURITIES - CONTINUED
     Madison Avenue Manufactured Housing
       Contract Trust 8.209%, due
       03/25/32(a)............................. $     250,000 $     167,305
     Master Asset Backed Securities Trust
       8.459%, due 12/25/32(a).................        50,000        50,151
     Merrill Lynch Mortgage Investors, Inc.
       9.459%, due 11/25/33(a).................       102,803       102,935
     Mid-State Trust 7.540%, due 02/15/36......        78,484        68,921
     Morgan Stanley ABS Capital I, Inc.
       8.709%, due 11/25/32(a).................        12,107        12,017
     Morgan Stanley Dean Witter Capital I, Inc.
      8.634%, due 10/25/31(a)..................        22,623        22,311
      8.710%, due 01/25/32(a)..................        72,565        72,669
      8.259%, due 02/25/32(a)..................        10,456         7,364
      8.334%, due 05/25/32(a)..................        21,116        20,171
      8.209%, due 10/25/32(a)..................        10,247        10,082
      8.709%, due 02/25/33-03/25/33(a).........        48,745        49,188
     Nykredit Realkredit AS 5.000%, due
       10/01/35(c)(d)..........................             1             0
     PF Export Receivables Master Trust
       6.436%, due 06/01/15 (144A)(b)..........       746,409       728,611
     Power Receivables Finance LLC 6.290%,
       due 01/01/12 (144A)(b)..................       487,153       488,979
     Structured Asset Investment Loan Trust
       7.959%, due 01/25/33
       (144A)(a)(b)............................       131,848       132,351
     TIAA Commercial Real Estate
       Securitization 6.840%, due
       05/22/37................................       100,000        98,193
     York Power Funding 12.000%, due
       10/30/07 (144A)(b)(c)(d)(e).............        51,032             0
                                                              -------------
                                                                  3,819,286
                                                              -------------
     AUTO PARTS & EQUIPMENT - 0.6%
     Goodyear Tire & Rubber Co. (The)
       9.000%, due 07/01/15....................     1,185,000     1,226,475
                                                              -------------
     BANKS - 0.9%
     ATF Bank 9.250%, due 04/12/12
       (144A)(b)...............................       455,000       470,561
     Kazkommerts International B.V. 8.000%,
       due 11/03/15 (144A)(b)..................       530,000       532,650
     Russian Standard Finance S.A. 7.500%,
       due 10/07/10 (144A)(b)..................       415,000       400,475
     Turanalem Finance B.V. 8.500%, due
       02/10/15 (144A)(b)......................       600,000       610,500
                                                              -------------
                                                                  2,014,186
                                                              -------------
     BEVERAGES - 1.0%
     Argentine Beverages Financial 7.375%,
       due 03/22/12 (144A)(b)..................       610,000       615,337

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

      -------------------------------------------------------------------
      SECURITY                                    PAR          VALUE
      DESCRIPTION                                AMOUNT       (NOTE 2)
      -------------------------------------------------------------------

      BEVERAGES - CONTINUED
      Central European Distribution Corp.
        8.000%, due 07/25/12 (144A)(b)....... $     590,000 $     812,190
      CIA Brasileira de Bebidas 8.750%, due
        09/15/13.............................       600,000       685,500
                                                            -------------
                                                                2,113,027
                                                            -------------
      BUILDING MATERIALS - 1.6%
      Ainsworth Lumber Co., Ltd. 6.750%, due
        03/15/14.............................       825,000       707,437
      Builders FirstSource, Inc. 8.999%, due
        02/15/12(a)..........................       960,000     1,000,800
      Caue Finance, Ltd. 8.875%, due 08/01/15
        (144A)(b)............................       520,000       564,850
      Owens Corning 7.500%, due 05/01/05-
        08/01/18(c)..........................       148,000       132,008
      U.S. Concrete, Inc. 8.375%, due
        04/01/14.............................       935,000       965,387
                                                            -------------
                                                                3,370,482
                                                            -------------
      CAPITAL GOODS - DIVERSIFIED - 0.6%
      Commercial Vehicle Group, Inc. 8.000%,
        due 07/01/13.........................       345,000       346,725
      Greenbrier Cos., Inc. 8.375%, due
        05/15/15.............................       860,000       904,075
      JLG Industries, Inc. 8.375%, due
        06/15/12.............................        60,000        63,900
                                                            -------------
                                                                1,314,700
                                                            -------------
      CHEMICALS - 2.2%
      Basell Finance Co. B.V. 8.100%, due
        03/15/27 (144A)(b)...................       295,000       282,463
      Crystal U.S. Holdings LLC
        0.000%/10.500%, due 10/01/14(f)......     1,381,000     1,097,895
      Ineos Group Holdings Plc 7.875%, due
        02/15/16 (144A)(b)...................       340,000       413,104
      INVISTA 9.250%, due 05/01/12
        (144A)(b)............................     1,005,000     1,077,862
      Lyondell Chemical Co. 9.500%, due
        12/15/08.............................        18,000        18,855
      Millennium America, Inc. 9.250%, due
        06/15/08.............................        30,000        31,500
      Nell AF SARL 8.375%, due 08/15/15
        (144A)(b)............................       430,000       559,774
      Resolution Performance Products LLC
        8.000%, due 12/15/09.................     1,000,000     1,057,500
      Sterling Chemicals, Inc. 10.000%, due
        12/19/07(g)..........................        27,275        26,116
                                                            -------------
                                                                4,565,069
                                                            -------------
      COAL - 0.5%
      Adaro Finance B.V. 8.500%, due 12/08/10
        (144A)(b)............................     1,000,000     1,032,500
                                                            -------------

     ---------------------------------------------------------------------
     SECURITY                                      PAR          VALUE
     DESCRIPTION                                  AMOUNT       (NOTE 2)
     ---------------------------------------------------------------------

     COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
     CS First Boston Mortgage Securities Corp.
       6.122%, due 04/15/37 (144A)(b)......... $      70,000 $      69,502
     Global Signal Trust
      6.376%, due 12/15/14 (144A)(b)..........       450,000       442,445
      7.036%, due 02/15/36 (144A)(b)..........       275,000       276,881
     Rural Housing Trust 6.330%, due
       04/01/26...............................        11,889        11,762
     Sasco Net Interest Margin Trust 0.000%,
       due 05/27/33 (144A)(b)(d)..............        47,114        11,779
                                                             -------------
                                                                   812,369
                                                             -------------
     COMMERCIAL SERVICES & SUPPLIES - 0.6%
     Dollar Financial Group 9.750%, due
       11/15/11...............................       625,000       660,937
     HydroChem Industrial Services, Inc.
       9.250%, due 02/15/13 (144A)(b).........       660,000       658,350
                                                             -------------
                                                                 1,319,287
                                                             -------------
     ENGINEERING & CONSTRUCTION - 0.5%
     Dycom Industries, Inc. 8.125%, due
       10/15/15...............................       930,000       962,550
                                                             -------------
     CONTAINERS & PACKAGING - 0.5%
     AEP Industries, Inc. 7.875%, due
       03/15/13...............................       452,000       464,430
     Graham Packaging Co., Inc. 9.875%, due
       10/15/14...............................       480,000       495,600
                                                             -------------
                                                                   960,030
                                                             -------------
     ELECTRONIC EQUIPMENT & SERVICES - 0.0%
     Legrand S.A. 8.500%, due 02/15/25........        20,000        24,500
     Telex Communications Intermediate
       Holdings, Inc. 13.000%, due
       01/15/09(a)(d).........................        26,093        16,961
                                                             -------------
                                                                    41,461
                                                             -------------
     ELECTRONICS - 0.2%
     L-3 Communications Corp. 6.125%, due
       01/15/14...............................       400,000       386,000
                                                             -------------
     ENERGY - 0.3%
     Aventine Renewable Energy Holdings, Inc.
       10.910%, due 12/15/11
       (144A)(a)(b)...........................       235,000       247,925
     Southern Star Central Corp. 6.750%, due
       03/01/16 (144A)(b).....................       160,000       160,400
     Targa Resources, Inc. 8.500%, due
       11/01/13 (144A)(b).....................       265,000       269,637
     Williams Cos., Inc. 6.500%, due
       12/01/08...............................        50,000        50,015
                                                             -------------
                                                                   727,977
                                                             -------------
     ENTERTAINMENT & LEISURE - 0.5%
     Capitol Records, Inc. 8.375%, due
       08/15/09 (144A)(b).....................        65,000        68,575

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

      -------------------------------------------------------------------
      SECURITY                                    PAR          VALUE
      DESCRIPTION                                AMOUNT       (NOTE 2)
      -------------------------------------------------------------------

      ENTERTAINMENT & LEISURE - CONTINUED
      Corp. Interamericana de Entretenimiento
        S.A. 8.875%, due 06/14/15
        (144A)(b)............................ $   1,050,000 $   1,046,325
      EMI Group Plc 8.250%/ 9.750%, due
        05/20/08(f)..........................        20,000        39,213
                                                            -------------
                                                                1,154,113
                                                            -------------
      ENVIRONMENTAL SERVICES - 0.2%
      Clean Harbors, Inc. 11.250%, due
        07/15/12.............................       309,000       350,715
                                                            -------------
      EQUIPMENT LEASING - 0.1%
      Ashtead Holdings Plc 8.625%, due
        08/01/15 (144A)(b)...................       140,000       145,600
                                                            -------------
      FINANCIAL - DIVERSIFIED - 2.5%
      Arch Western Financial LLC 6.750%, due
        07/01/13.............................        20,000        19,900
      Bombardier Capital, Inc. 7.090%, due
        03/30/07.............................       650,000       655,720
      E*TRADE Financial Corp. 8.000%, due
        06/15/11.............................       725,000       752,187
      Ford Motor Credit Co. 5.700%, due
        01/15/10.............................       990,000       871,009
      Glencore Funding LLC 6.000%, due
        04/15/14 (144A)(b)...................     1,010,000       953,902
      Noble Group, Ltd. 6.625%, due 03/17/15
        (144A)(b)............................     1,550,000     1,371,341
      SLM Corp. 4.000%, due 07/25/14(a)......       775,000       718,402
                                                            -------------
                                                                5,342,461
                                                            -------------
      FOOD PRODUCTS - 0.2%
      Eagle Family Foods, Inc. 8.750%, due
        01/15/08.............................        10,000         7,525
      Nutro Products, Inc. 9.230%, due
        10/15/13 (144A)(a)(b)................       320,000       328,000
                                                            -------------
                                                                  335,525
                                                            -------------
      HEALTH CARE PROVIDERS & SERVICES - 0.5%
      Bausch & Lomb, Inc. 7.125%, due
        08/01/28.............................       415,000       398,432
      HCA, Inc.
       7.190%, due 11/15/15..................        10,000        10,133
       8.360%, due 04/15/24..................        50,000        51,873
       7.690%, due 06/15/25..................        50,000        49,240
      Rural/Metro Corp. 9.875%, due
        03/15/15.............................       555,000       600,094
                                                            -------------
                                                                1,109,772
                                                            -------------
      HEALTHCARE EQUIPMENT & SERVICES - 0.2%
      Medical Services Co. 12.568%, due
        10/15/11 (144A)(a)(b)................       495,000       430,650
      Multicare Cos., Inc. 9.000%, due
        08/01/07(d)(e).......................       330,000         2,310
                                                            -------------
                                                                  432,960
                                                            -------------

       ------------------------------------------------------------------
       SECURITY                                   PAR          VALUE
       DESCRIPTION                               AMOUNT       (NOTE 2)
       ------------------------------------------------------------------

       HOMEBUILDERS - 1.5%
       Beazer Homes USA, Inc. 8.625%, due
         05/15/11............................ $      85,000 $      88,825
       Desarrolladora Homex S.A. de C.V.
         7.500%, due 09/28/15................       950,000       920,550
       K. Hovnanian Enterprises, Inc. 7.750%,
         due 05/15/13........................        30,000        29,888
       Meritage Homes Corp. 6.250%, due
         03/15/15............................       540,000       488,700
       Schuler Homes, Inc. 10.500%, due
         07/15/11............................        66,000        70,117
       Technical Olympic USA, Inc.
        9.000%, due 07/01/10.................        20,000        20,575
        10.375%, due 07/01/12................        20,000        20,600
       Urbi Desarrollos Urbanos S.A. de C.V.
         8.500%, due 04/19/16 (144A)(b)......       540,000       548,100
       WCI Communities, Inc.
        7.875%, due 10/01/13.................       460,000       440,450
        6.625%, due 03/15/15.................       705,000       618,637
                                                            -------------
                                                                3,246,442
                                                            -------------
       HOTELS, RESTAURANTS & LEISURE - 0.6%
       Galaxy Entertainment Finance Co., Ltd.
         9.875%, due 12/15/12 (144A)(b)......       375,000       390,000
       Trump Entertainment Resorts, Inc.
         8.500%, due 06/01/15................       825,000       816,750
                                                            -------------
                                                                1,206,750
                                                            -------------
       INDUSTRIAL - DIVERSIFIED - 0.4%
       Invensys Plc 6.500%, due 01/15/10
         (144A)(b)...........................        25,000        24,000
       Park-Ohio Industries, Inc. 8.375%, due
         11/15/14............................       850,000       807,500
                                                            -------------
                                                                  831,500
                                                            -------------
       INSURANCE - 3.1%
       Conseco, Inc.
        7.620%, due 08/09/06(c)..............        80,000             0
        9.500%, due 10/15/06(c)..............        40,000             0
       Hanover Insurance Group, Inc. 7.625%,
         due 10/15/25........................     1,000,000       995,946
       Kingsway America, Inc. 7.500%, due
         02/01/14............................     1,030,000     1,027,071
       Odyssey Re Holdings Corp. 7.650%, due
         11/01/13............................       810,000       805,623
       Ohio Casualty Corp. 7.300%, due
         06/15/14............................       850,000       875,286
       Platinum Underwriters Finance, Inc.
         7.500%, due 06/01/17................     1,305,000     1,276,659
       Presidential Life Corp. 7.875%, due
         02/15/09............................     1,075,000     1,080,375
       Provident Cos., Inc. 7.000%, due
         07/15/18............................       500,000       494,128
                                                            -------------
                                                                6,555,088
                                                            -------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

       ------------------------------------------------------------------
       SECURITY                                   PAR          VALUE
       DESCRIPTION                               AMOUNT       (NOTE 2)
       ------------------------------------------------------------------

       MACHINERY - 0.2%
       Gardner Denver, Inc. 8.000%, due
         05/01/13............................ $     400,000 $     422,000
       Manitowoc Co., Inc. (The) 10.375%, due
         05/15/11(e).........................        15,000        20,166
                                                            -------------
                                                                  442,166
                                                            -------------
       MEDIA - 1.3%
       C&M Finance, Ltd. 8.100%, due 02/01/16
         (144A)(b)...........................     1,340,000     1,327,412
       CanWest Media, Inc. 8.000%, due
         09/15/12............................           879           896
       CSC Holdings, Inc. 7.875%, due
         12/15/07............................        47,000        48,116
       Innova S de RL 9.375%, due 09/19/13...       295,000       331,875
       Kabel Deutschland GMBH 10.625%, due
         07/01/14 (144A)(b)..................     1,050,000     1,139,250
       Pegasus Communications Corp. 9.750%,
         due 12/01/06(c).....................        20,000         2,000
                                                            -------------
                                                                2,849,549
                                                            -------------
       METALS & MINING - 2.1%
       American Rock Salt Co. LLC 9.500%, due
         03/15/14............................       280,000       287,000
       Asia Aluminum Holdings, Ltd. 8.000%,
         due 12/23/11 (144A)(b)..............     1,105,000     1,049,750
       Compass Minerals International, Inc.
        0.000%/12.000%, due 12/15/12(f)......        60,000        57,300
        0.000%/12.000%, due 06/01/13(f)......        90,000        82,350
       CSN Islands IX Corp. 10.500%, due
         01/15/15 (144A)(b)..................       125,000       144,375
       Novelis, Inc. 7.250%, due 02/15/15
         (144A)(b)...........................       400,000       390,000
       Steel Dynamics, Inc. 9.500%, due
         03/15/09............................       155,000       162,169
       Vale Overseas, Ltd.
        6.250%, due 01/11/16.................       270,000       266,625
        8.250%, due 01/17/34.................     1,100,000     1,226,500
       Vedanta Resources Plc 6.625%, due
         02/22/10 (144A)(b)..................       840,000       824,824
       Wheeling-Pittsburgh Corp.
        6.000%, due 08/01/10.................         4,537         3,176
        5.000%, due 08/01/11.................         8,221         6,412
                                                            -------------
                                                                4,500,481
                                                            -------------
       OFFICE FURNISHING & SUPPLIES - 0.2%
       Xerox Corp.
        9.750%, due 01/15/09.................       100,000       109,250
        10.250%/9.750%, due 01/15/09(h)......        35,000        50,589
        7.125%, due 06/15/10.................       245,000       253,575
                                                            -------------
                                                                  413,414
                                                            -------------

     ---------------------------------------------------------------------
     SECURITY                                      PAR          VALUE
     DESCRIPTION                                  AMOUNT       (NOTE 2)
     ---------------------------------------------------------------------

     OIL & GAS - 5.9%
     AKer Kvaerner ASA
      0.000%/5.000%, due 10/30/11(f).......... $  10,925,000 $   1,718,742
      0.000%/5.000%, due 10/30/11(f)..........        50,000        48,500
     Atlas Pipeline Partners L.P. 8.125%, due
       12/15/15 (144A)(b).....................       230,000       238,625
     Baytex Energy, Ltd. 9.625%, due
       07/15/10...............................     1,000,000     1,060,000
     Clayton Williams Energy, Inc. 7.750%, due
       08/01/13...............................       890,000       843,275
     Compton Petroleum Finance Corp.
      7.625%, due 12/01/13....................       715,000       711,425
      7.625%, due 12/01/13 (144A)(b)..........       350,000       348,250
     Copano Energy LLC 8.125%, due 03/01/16
       (144A)(b)..............................       250,000       258,125
     DDI Holding A.S. 9.300%, due 01/19/12
       (144A)(b)..............................     1,000,000     1,010,000
     Doe Run Resources Corp. 11.750%, due
       11/01/08(g)............................         8,491         7,345
     Gazprom International S.A. 7.201%, due
       02/01/20 (144A)(b).....................       800,000       837,000
     Harvest Operations Corp. 7.875%, due
       10/15/11...............................       490,000       482,650
     J. Ray McDermott S.A. 11.500%, due
       12/15/13 (144A)(b).....................       925,000     1,078,781
     LPG International, Inc. 7.250%, due
       12/20/15 (144A)(b).....................     1,000,000       977,500
     Pemex Project Funding Master Trust
       7.375%, due 12/15/14...................       200,000       212,500
     Petroquest Energy, Inc. 10.375%, due
       05/15/12...............................       440,000       469,700
     Pioneer Natural Resources Co. 6.500%,
       due 01/15/08...........................        17,000        17,384
     Quicksilver Resources, Inc. 7.125%, due
       04/01/16...............................       675,000       668,250
     SemGroup L.P. 8.750%, due 11/15/15
       (144A)(b)..............................       465,000       476,625
     Seven Seas Petroleum, Inc. 12.500%, due
       05/15/05(c)(d)(e)......................        60,000             0
     Stone Energy Corp.
      8.250%, due 12/15/11....................        80,000        84,000
      6.750%, due 12/15/14....................       300,000       303,000
     TransMontaigne, Inc. 9.125%, due
       06/01/10...............................       550,000       594,000
     XCL, Ltd. 13.500%, due 05/01/04
       (144A)(b)(c)(d)(e).....................        80,000             0
     XTO Energy, Inc. 6.250%, due
       04/15/13...............................        30,000        30,738
                                                             -------------
                                                                12,476,415
                                                             -------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

     ---------------------------------------------------------------------
     SECURITY                                      PAR          VALUE
     DESCRIPTION                                  AMOUNT       (NOTE 2)
     ---------------------------------------------------------------------

     PAPER & FOREST PRODUCTS - 0.6%
     Abitibi Consolidated, Inc. 7.875%, due
       08/01/09............................... $       1,000 $       1,010
     Bowater, Inc. 6.500%, due 06/15/13.......       950,000       885,875
     Louisiana-Pacific Corp. 8.875%, due
       08/15/10...............................        10,000        11,248
     Sino-Forest Corp. 9.125%, due 08/17/11
       (144A)(b)..............................       435,000       470,344
     Tembec Industries, Inc. 7.750%, due
       03/15/12...............................        20,000        11,950
                                                             -------------
                                                                 1,380,427
                                                             -------------
     PHARMACEUTICALS - 0.8%
     Angiotech Pharmaceuticals, Inc. 7.750%,
       due 04/01/14 (144A)(b).................       870,000       878,700
     Warner Chilcott Corp. 9.250%, due
       02/01/15 (144A)(b).....................       715,000       715,000
                                                             -------------
                                                                 1,593,700
                                                             -------------
     PUBLISHING - 0.3%
     Sheridan Group, Inc. (The) 10.250%, due
       08/15/11...............................       620,000       641,700
                                                             -------------
     REAL ESTATE - 1.0%
     B.F. Saul (REIT) 7.500%, due
       03/01/14...............................       470,000       481,750
     Crescent Real Estate Equities LP (REIT)
       9.250%, due 04/15/09...................       210,000       219,713
     Forest City Enterprises, Inc. 7.625%, due
       06/01/15...............................        60,000        62,475
     Trustreet Properties, Inc. (REIT) 7.500%,
       due 04/01/15...........................     1,075,000     1,083,062
     Ventas Realty LP/Ventas Capital Corp.
       (REIT) 7.125%, due 06/01/15............       350,000       356,125
                                                             -------------
                                                                 2,203,125
                                                             -------------
     RETAIL - MULTILINE - 0.8%
     AutoNation, Inc. 7.000%, due 04/15/14
       (144A)(b)..............................       410,000       414,100
     Brown Shoe Co., Inc. 8.750%, due
       05/01/12...............................       477,000       508,005
     Duane Reade, Inc. 9.410%, due
       12/15/10(a)............................       325,000       325,000
     GSC Holdings Corp. 8.000%, due
       10/01/12 (144A)(b).....................       285,000       286,781
     Pep Boys-Manny, Moe & Jack 7.500%,
       due 12/15/14...........................        86,000        79,550
                                                             -------------
                                                                 1,613,436
                                                             -------------
     SAVINGS & LOANS - 0.0%
     Western Financial Bank 9.625%, due
       05/15/12...............................        90,000       101,250
                                                             -------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.2%
     Chartered Semiconductor Manufacturing,
       Ltd. 6.375%, due 08/03/15..............       495,000       484,009
                                                             -------------

      --------------------------------------------------------------------
      SECURITY                                     PAR          VALUE
      DESCRIPTION                                 AMOUNT       (NOTE 2)
      --------------------------------------------------------------------

      SOFTWARE - 0.6%
      Anixter, Inc. 5.950%, due 03/01/15...... $   1,374,000 $   1,277,607
      Globix Corp. 11.000%, due
        05/01/08(g)...........................        23,802        22,493
                                                             -------------
                                                                 1,300,100
                                                             -------------
      TELECOMMUNICATION SERVICES - DIVERSIFIED - 1.4%
      Alamosa Delaware, Inc. 11.000%, due
        07/31/10..............................        90,000       100,012
      COLO.COM, Inc. 13.875%, due 03/15/10
        (144A)(b)(c)(d)(e)....................       181,448             0
      Colt Telecom Group Plc 7.625%, due
        12/15/09..............................        15,000        19,503
      Corning, Inc. 5.900%, due 03/15/14......       700,000       683,396
      Digicel, Ltd. 9.250%, due 09/01/12
        (144A)(b).............................       235,000       249,687
      Insight Midwest LP/Insight Capital, Inc.
        9.750%, due 10/01/09..................        15,000        15,488
      Intelsat, Ltd./Zeus Special
        0.000%/9.250%, due 02/01/15
        (144A)(b)(f)..........................       810,000       591,300
      MCI, Inc. 6.908%, due 05/01/07..........        19,000        19,143
      Mobile TeleSystems 8.375%, due
        10/14/10 (144A)(b)....................       360,000       372,150
      Stratos Global Corp. 9.875%, due
        02/15/13 (144A)(b)....................       725,000       731,344
      Tele Norte Celular Participacoes S.A.
        8.000%, due 12/18/13..................       126,000       134,820
                                                             -------------
                                                                 2,916,843
                                                             -------------
      TRANSPORTATION - 0.7%
      CMA CGM S.A. 7.250%, due 02/01/13
        (144A)(b).............................       410,000       403,544
      Groupo Transportacion Ferroviaria
        Mexicana, S.A. de C.V. 9.375%, due
        05/01/12..............................       110,000       118,800
      Stena AB 7.000%, due 12/01/16...........     1,000,000       950,000
      Trailer Bridge, Inc. 9.250%, due
        11/15/11..............................       100,000       103,125
                                                             -------------
                                                                 1,575,469
                                                             -------------
      U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 43.8%
      Federal Home Loan Mortgage Corp.
       2.749%, due 01/15/17(a)................       267,306        13,835
       4.500%, due 07/01/20-04/01/35..........     3,368,059     3,152,196
       3.249%, due 03/15/21(a)................         9,128           172
       0.000%, due 06/15/30(i)................        38,129        29,453
       6.000%, due 12/01/31-10/01/35..........     4,889,832     4,610,336
       3.099%, due 03/15/32(a)................       207,273        17,490
       5.500%, due 03/15/32-01/01/35..........     2,455,877     2,209,553
       5.000%, due 05/01/34...................       765,773       725,940
      STRIPS 0.000%, due 06/01/31(i)..........        43,867        35,340

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

     ---------------------------------------------------------------------
     SECURITY                                      PAR          VALUE
     DESCRIPTION                                  AMOUNT       (NOTE 2)
     ---------------------------------------------------------------------

     U.S. GOVERNMENT AND AGENCY OBLIGATIONS - CONTINUED
     Federal National Mortgage Association
      6.375%, due 08/15/07.................... $   1,350,000 $   1,029,380
      6.000%, due 12/25/15-03/01/36...........     1,446,008     1,102,321
      5.000%, due 03/25/17-06/01/35...........     4,378,336     3,798,814
      2.741%, due 03/25/18(a).................       468,258        31,893
      4.500%, due 11/01/18-03/01/35...........     3,000,766     2,843,620
      5.500%, due 12/01/18-04/01/36...........     5,685,981     5,537,020
      3.945%, due 09/17/29(i).................        19,872        15,936
      7.500%, due 01/01/30-01/25/42...........       569,330       588,707
      7.000%, due 11/25/31-12/25/41...........         5,957         6,111
      2.141%, due 01/25/32(a).................       837,935        41,331
      3.141%, due 03/25/32(a).................       193,065        17,375
      3.041%, due 09/25/32-10/25/32(a)........       172,298        15,472
      2.041%, due 02/25/33(a).................     1,099,875        61,125
     STRIPS 5.500%, due 01/01/33..............       535,989       138,488
     Government National Mortgage Association
      5.000%, due 10/15/18-06/15/35...........     4,981,933     4,784,626
      5.500%, due 08/15/19-02/15/36...........    11,041,623    10,866,050
      6.000%, due 02/15/24-12/15/33...........     1,208,204     1,213,334
      6.500%, due 11/15/32....................        17,242        17,755
      4.500%, due 09/15/33-10/15/35...........     9,801,221     9,121,401
     U.S. Treasury Bonds
      7.250%, due 05/15/16....................     3,060,000     3,567,293
      6.250%, due 08/15/23....................       370,000       409,024
      5.500%, due 08/15/28....................     2,055,000     2,107,339
     U.S. Treasury Inflation Indexed Bonds
      3.375%, due 01/15/12....................     2,226,412     2,363,303
      1.875%, due 07/15/15....................     5,219,047     5,012,123
      2.000%, due 01/15/16....................     1,185,000     1,145,979
     U.S. Treasury Inflation Indexed Notes
      3.500%, due 01/15/11....................     9,382,555     9,938,912
      3.000%, due 07/15/12....................     2,966,630     3,093,061
     U.S. Treasury Notes
      4.000%, due 08/31/07-02/15/15...........     5,390,000     5,110,716
      4.875%, due 02/15/12....................       745,000       742,498
      4.125%, due 05/15/15....................       900,000       840,235
     U.S. Treasury Strips
      4.150%, due 08/15/10(i).................     1,000,000       812,174
      3.717%, due 05/15/13(i).................     1,500,000     1,055,198
      3.763%, due 11/15/13(i).................     6,680,000     4,579,821
                                                             -------------
                                                                92,802,750
                                                             -------------
     UTILITIES - 2.7%
     AES Corp. 8.750%, due 06/15/08...........         7,000         7,332
     Caithness Coso Funding Corp. 6.263%,
       due 06/15/14 (144A)(b).................       917,728       898,439
     Empresa Electrica Guacolda S.A. (CS First
       Boston) 8.625%, due 04/30/13
       (144A)(b)..............................       324,000       354,606

     ---------------------------------------------------------------------
     SECURITY                                      PAR          VALUE
     DESCRIPTION                                  AMOUNT       (NOTE 2)
     ---------------------------------------------------------------------

     UTILITIES - CONTINUED
     FPL Energy American Wind LLC 6.639%,
       due 06/20/23 (144A)(b)................. $     712,880 $     720,807
     FPL Energy Wind Funding LLC 6.876%,
       due 06/27/17 (144A)(b).................       270,010       271,698
     Inergy LP & Inergy Financial Corp.
       8.250%, due 03/01/16 (144A)(b).........       250,000       258,125
     Kiowa Power Partners LLC 5.737%, due
       03/30/21 (144A)(b).....................       650,000       618,987
     Mission Energy Holding Co. 13.500%, due
       07/15/08...............................        30,000        34,237
     MSW Energy Holdings II LLC/MSW Energy
       Finance Co. II, Inc. 7.375%, due
       09/01/10...............................       600,000       619,500
     Northeast Utilities, Series A 8.580%, due
       12/01/06...............................            10            10
     Ormat Funding Corp. 8.250%, due
       12/30/20...............................       965,256     1,008,693
     Reliant Energy, Inc. 6.750%, due
       12/15/14...............................       165,000       150,975
     Sierra Pacific Power Co. 8.000%, due
       06/01/08...............................         5,000         5,229
     Tiverton Power Associates LP/Rumford
       Power Associates LP 9.000%, due
       07/15/18 (144A)(b).....................        99,337        92,384
     VeraSun Energy Corp. 9.875%, due
       12/15/12 (144A)(b).....................       500,000       535,000
     Westar Energy, Inc. 7.125%, due
       08/01/09...............................       110,000       113,345
                                                             -------------
                                                                 5,689,367
                                                             -------------
     Total Domestic Bonds & Debt Securities
     (Cost $182,625,517)                                       180,128,709
                                                             -------------

     CONVERTIBLE BONDS - 0.2%
     PHARMACEUTICALS - 0.2%
     Par Pharmaceutical Cos, Inc. 2.875%, due
       09/30/10...............................       400,000       334,000
                                                             -------------
     SOFTWARE - 0.0%
     Cybernet Internet Services International,
       Inc. 13.000%, due 08/15/09
       (144A)(b)(c)(d)(e).....................       440,000             0
                                                             -------------
     Total Convertible Bonds
     (Cost $787,821)                                               334,000
                                                             -------------

     MUNICIPALS - 1.4%
     IOWA - 0.6%
     Tobacco Settlement Authority, Tobacco
       Settlements Asset-Backed Bonds
       5.600%, due 06/01/35...................     1,130,000     1,228,061
                                                             -------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

     ---------------------------------------------------------------------
     SECURITY                                      PAR          VALUE
     DESCRIPTION                                  AMOUNT       (NOTE 2)
     ---------------------------------------------------------------------

     LOUISIANA - 0.1%
     Tobacco Settlement Financing Corp., LA
       Tobacco Settlement Asset-Backed
       Bonds 5.875%, due 05/15/39............. $     300,000 $     314,634
                                                             -------------
     MINNESOTA - 0.2%
     Minneapolis & St. Paul Metropolitan
       Airports Commission, Special Facilities
       Revenue, Northwest Airlines Project
       7.000%, due 04/01/25...................       500,000       354,390
                                                             -------------
     NEW JERSEY - 0.4%
     New Jersey Economic Development
       Authority, Special Facilities Revenue,
       Continental Airlines, Inc. Project
       6.250%, due 09/15/29...................       430,000       420,665
     Tobacco Settlement Financing Corp., NJ
       Tobacco Settlement Asset-Backed
       Bonds 7.000%, due 06/01/41.............       440,000       500,597
                                                             -------------
                                                                   921,262
                                                             -------------
     WASHINGTON - 0.1%
     Tobacco Settlement Authority, WA
       Tobacco Settlement Asset-Backed
       Bonds 6.625%, due 06/01/32.............       220,000       241,353
                                                             -------------
     Total Municipals
     (Cost $2,556,111)                                           3,059,700
                                                             -------------

     FOREIGN BONDS & DEBT SECURITIES - 8.1%
     BRAZIL - 0.5%
     Federative Republic of Brazil
      10.000%, due 01/16/07-08/07/11..........       130,000       138,650
      8.875%, due 04/15/24....................        66,000        75,405
      10.125%, due 05/15/27...................       290,000       372,650
     Banco Nacional de Desenvolvimento
       Economico e Social 8.000%, due
       04/28/10(j)............................   550,000,000       399,267
                                                             -------------
                                                                   985,972
                                                             -------------
     CANADA - 1.8%
     Government of Canada
      4.250%, due 09/01/09....................       282,000       251,693
      5.500%, due 06/01/10....................       330,000       307,654
      5.250%, due 06/01/12....................     1,230,000     1,147,437
     Province of Ontario 5.500%, due
       04/23/13...............................     3,000,000     2,201,597
                                                             -------------
                                                                 3,908,381
                                                             -------------
     COLOMBIA - 0.6%
     Republic of Colombia
      9.750%, due 04/23/09-04/09/11...........       614,372       684,575
      10.750%, due 01/15/13...................       485,000       605,038
                                                             -------------
                                                                 1,289,613
                                                             -------------
     FRANCE - 0.7%
     Government of France 3.000%, due
       07/25/09...............................     1,119,720     1,486,195
                                                             -------------

      --------------------------------------------------------------------
      SECURITY                                     PAR          VALUE
      DESCRIPTION                                 AMOUNT       (NOTE 2)
      --------------------------------------------------------------------

      MEXICO - 0.1%
      United Mexican States
       7.500%, due 01/14/12................... $      84,000 $      90,510
       8.625%, due 02/01/22...................        90,000       104,445
                                                             -------------
                                                                   194,955
                                                             -------------
      NETHERLANDS - 0.1%
      Kingdom of the Netherlands 5.000%, due
        07/15/12..............................       130,000       174,633
                                                             -------------
      NORWAY - 1.6%
      Government of Norway
       6.750%, due 01/15/07...................     8,045,000     1,337,856
       5.500%, due 05/15/09...................     2,200,000       375,768
       6.000%, due 05/16/11...................     9,460,000     1,680,218
                                                             -------------
                                                                 3,393,842
                                                             -------------
      PERU - 0.2%
      Republic of Peru
       5.000%, due 03/07/17(a)................       217,300       208,608
      FLIRB Bonds 5.000%, due 03/07/17
        (144A)(b).............................       111,550       107,088
                                                             -------------
                                                                   315,696
                                                             -------------
      RUSSIA - 0.6%
      Russian Federation
       8.250%, due 03/31/10...................        53,334        56,134
       5.000%, due 03/31/30 (144A)(b).........     1,197,500     1,302,281
                                                             -------------
                                                                 1,358,415
                                                             -------------
      SWEDEN - 1.9%
      Kingdom of Sweden
       5.250%, due 03/15/11...................    14,240,000     2,077,509
       5.500%, due 10/08/12...................    12,740,000     1,904,882
                                                             -------------
                                                                 3,982,391
                                                             -------------
      UKRAINE - 0.0%
      Government of Ukraine 11.000%, due
        03/15/07..............................        17,736        18,335
                                                             -------------
      Total Foreign Bonds & Debt Securities
      (Cost $14,716,381)                                        17,108,428
                                                             -------------

      ESCROWED SHARES - 0.0%
      Vlasic Foods International, Inc. 0.000%,
        due 01/01/49 (Cost - $0)..............       190,660         6,902
                                                             -------------

      LOAN PARTICIPATION - 0.0%
      UNITED STATES - 0.0%
      Olympus Cable Holdings LLC (First Union
        Securities, Inc./The Bank of Nova
        Scotia) 4.798%, due 09/30/10
        (Cost - $30,931)......................        36,164        35,689
                                                             -------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

          ---------------------------------------------------------------
          SECURITY                                             VALUE
          DESCRIPTION                          SHARES         (NOTE 2)
          ---------------------------------------------------------------

          COMMON STOCKS - 0.3%
          AIRLINES - 0.0%
          UAL Corp.*.......................          490    $      17,645
          US Airways Group, Inc. - Class A*           25                0
          US Airways Group, Inc.,
            Liquidating Trust, CBI*........       37,802              756
          US Airways Group, Inc.,
            Liquidating Trust, CBI*........       37,802              756
          US Airways Group, Inc.,
            Liquidating Trust, CBI*........       37,802              756
          US Airways Group, Inc.,
            Liquidating Trust, CBI*........       37,802              756
          US Airways Group, Inc.,
            Liquidating Trust, CBI*........       37,802              756
          US Airways Group, Inc.,
            Liquidating Trust, CBI*........       37,802              756
          US Airways Group, Inc.,
            Liquidating Trust, CBI*........       37,802              756
          US Airways Group, Inc.,
            Liquidating Trust, CBI*........       37,802              756
          US Airways Group, Inc.,
            Liquidating Trust, CBI*........       37,802              756
                                                            -------------
                                                                   24,449
                                                            -------------
          COMMERCIAL SERVICES & SUPPLIES - 0.0%
          AGY Holding Corp.(d).............           33            4,488
          Loewen Group, Inc.(d)(e).........       20,000                2
          Polymer Group, Inc. - Class A*...          136            3,672
                                                            -------------
                                                                    8,162
                                                            -------------
          FINANCIAL - DIVERSIFIED - 0.0%
          Outsourcing Solutions, Inc.(d)...          246            1,047
                                                            -------------
          FOOD PRODUCTS - 0.0%
          Archibald Candy Corp.(d)(e)......          308              878
          Aurora Foods, Inc.(d)(e).........        2,833                0
          Premium Standard Farms, Inc......        3,194           53,218
                                                            -------------
                                                                   54,096
                                                            -------------
          INSURANCE - 0.1%
          Conseco, Inc.*...................        5,666          143,066
          Leucadia National Corp...........           13              790
                                                            -------------
                                                                  143,856
                                                            -------------
          IT CONSULTING & SERVICES - 0.0%
          Comdisco Holding Co., Inc.*......           83            1,164
                                                            -------------
          MEDIA - 0.0%
          Rogers Communications, Inc.......          343           14,567
                                                            -------------
          OIL & GAS - 0.0%
          New XCL-China LLC - Class C(d)...           79           11,123
          Sterling Chemicals, Inc.*........           35              417
          York Research(d)(e)..............          337                0
                                                            -------------
                                                                   11,540
                                                            -------------

       --------------------------------------------------------------------
       SECURITY                               SHARES/PAR      VALUE
       DESCRIPTION                              AMOUNT       (NOTE 2)
       --------------------------------------------------------------------

       TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.0%
       Cincinnati Bell, Inc.*...............            35 $         147
       Covad Communications Group, Inc.*....            10            25
       Ionex Communications, Inc.(d)........           176             0
       KNOLOGY, Inc. (144A)*(b)(e)..........            49           386
                                                           -------------
                                                                     558
                                                           -------------
       TELECOMMUNICATION SERVICES - WIRELESS - 0.2%
       Dobson Communications
         Corp., - Class A*..................        15,125       136,125
       iPCS, Inc.*..........................         5,531       278,652
       USA Mobility, Inc.*..................             4            92
                                                           -------------
                                                                 414,869
                                                           -------------
       Total Common Stocks
       (Cost $683,079)                                           674,308
                                                           -------------

       PREFERRED STOCK(D) - 0.0%
       AIRLINES - 0.0%
       US Airways Group, Inc. - Class A*(e).            16             0
                                                           -------------
       MEDIA - 0.0%
       PTV, Inc., Series A, 10.000%(d)......             1             2
                                                           -------------
       Total Preferred Stock
       (Cost $0)                                                       2
                                                           -------------

       CONVERTIBLE PREFERRED STOCK - 0.0%
       COMMUNICATIONS EQUIPMENT - 0.0%
       Telex Communications, Inc., Series B
         13.000%*(a)........................ $       1,417            14
                                                           -------------
       METALS & MINING - 0.0%
       LTV Corp. 8.250% (144A)(b)(c)(d).....         7,000             0
       Weirton Steel Corp., Series C
         0.000%*(c)(d)......................           180             0
                                                           -------------
                                                                       0
                                                           -------------
       TELECOMMUNICATION SERVICES - WIRELESS - 0.0%
       Dobson Communications Corp. 6.000%,
         due 08/19/16 (144A)(b)(e)..........           259        49,696
                                                           -------------
       Total Convertible Preferred Stock
       (Cost $406,371)                                            49,710
                                                           -------------

       RIGHTS - 0.0%
       FOREIGN GOVERNMENTS - 0.0%
       United Mexican States, Value Recovery
         Rights due 06/30/06................       250,000         1,750
       United Mexican States, Value Recovery
         Rights due 06/30/07................       250,000         6,000
                                                           -------------
                                                                   7,750
                                                           -------------
       Total Rights
       (Cost $0)                                                   7,750
                                                           -------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

    ------------------------------------------------------------------------
    SECURITY                                                      VALUE
    DESCRIPTION                                      SHARES      (NOTE 2)
    ------------------------------------------------------------------------

    WARRANTS - 0.1%
    AIRLINES - 0.0%
    US Airways Group, Inc. - Class A1, Expire
      4/15/08 *(d)(e)............................           16 $           0
                                                               -------------

    COMMERCIAL SERVICES & SUPPLIES - 0.0%
    AGY Holding Corp.,
      Non-Expiring*(d)(e)........................           27             0
    MDP Acquisitions Plc Corp., (144A)(b)........           42           840
                                                               -------------
                                                                         840
                                                               -------------
    COMMUNICATIONS EQUIPMENT - 0.1%
    American Tower Corp., Expire 8/1/08,
      (144A)*(b).................................          140        67,282
    COLO.COM, Inc., Expire 3/15/10,
      (144A)*(b)(d)(e)...........................          220             0
    ICG Communications, Inc., Expire
      10/15/05*(d)(e)............................          495             0
    KMC Telecom Holdings, Inc., Expire
      4/15/08*(d)(e).............................          250             0
    Startec Global Communications Corp.,
      Expire 5/15/08, (144A)*(b)(d)(e)...........          170             0
                                                               -------------
                                                                      67,282
                                                               -------------
    CONTAINERS & PACKAGING - 0.0%
    Pliant Corp., (144A)*(b)(d)(e)...............           90             1
                                                               -------------
    FINANCIAL - DIVERSIFIED - 0.0%
    ContiFinancial Corp., Liquidating Trust,
      Units of Interest (Represents interest in a
      trust in the liquidation of ContiFinancial
      Corp. and its affiliates),*................      845,262         1,056
    Mediq Inc., Expire 6/1/09,
      (144A)*(b)(d)(e)...........................          110             0
                                                               -------------
                                                                       1,056
                                                               -------------
    FOOD PRODUCTS - 0.0%
    TravelCenters of America, Inc., Expire
      5/1/09*(d)(e)..............................          750         4,125
                                                               -------------
    FOREIGN GOVERNMENT - 0.0%
    Republic of Venezuela, Expire 4/15/20........        1,700        59,500
                                                               -------------
    HOTELS, RESTAURANTS & LEISURE - 0.0%
    Mikohn Gaming Corp., Expire
      8/15/08*(d)(e).............................           70             1
                                                               -------------
    INDUSTRIAL - DIVERSIFIED - 0.0%
    Dayton Superior Corp., Expire 6/15/09,
      (144A)(b)(d)(e)............................          210             0
    Solutia, Inc., Expire 7/15/09,
      (144A)(b)(d)(e)............................           18             0
                                                               -------------
                                                                           0
                                                               -------------
    MEDIA - 0.0%
    XM Satellite Radio Holdings, Inc., Expire
      3/15/10, (144A)*(b)........................          100         6,451
                                                               -------------

       -----------------------------------------------------------------
       SECURITY                                                VALUE
       DESCRIPTION                                   SHARES   (NOTE 2)
       -----------------------------------------------------------------

       TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.0%
       KNOLOGY Holdings, Inc., Expire 10/22/07,
         (144A)(b)(d)(e)............................  215   $          0
                                                            ------------
       TELECOMMUNICATION SERVICES - WIRELESS - 0.0%
       UbiquiTel, Inc., Expire 4/15/10,
         (144A)(b)(d)(e)............................  310              3
                                                            ------------
       TRANSPORTATION INFRASTRUCTURE - 0.0%
       Atlantic Express Transportation Corp. Expires
         4/15/05, (144A)(b).........................  525          1,575
                                                            ------------
       Total Warrants
       (Cost $77,982)                                            140,834
                                                            ------------

       TOTAL INVESTMENTS - 95.0%
       (Cost $201,884,193)                                   201,546,032

       Other Assets and Liabilities (net) - 5.0%              10,535,555
                                                            ------------

       TOTAL NET ASSETS - 100.0%                            $212,081,587
                                                            ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) Variable or floating rate security. The stated rate represents the rate at April 30, 2006.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate 20.77% of net assets.

(c) Security is in default.

(d) Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(e) Illiquid security. At April 30, 2006, the value of these securities amounted to $77,580 or 0.000% of net assets.

(f) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(g) Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.

(i) Zero-coupon bond. Rate represents current yield to maturity.

(j) Par shown in Italian Lira, Issue has not redenominated into Euro dollar.

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


FLIRB - Front-Loaded Interest Reduction Bonds

REIT - Real Estate investment Trust

STRIPS - Separate trading of registered interest and principal of securities

The following table summarizes the credit composition of the portfolio holdings of the Pioneer Strategic Income Portfolio at April 30, 2006, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                      PERCENT OF
                                                       PORTFOLIO
              PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)
              ---------------------------------------------------
                 AAA/Government/Government Agency        51.99%
                 AA                                       1.14
                 A                                        0.47
                 BBB                                      7.97
                 BB                                      12.49
                 B                                       18.69
                 Below B                                  2.92
                 Equities/Other                           4.33
                                                        ------
                 Total:                                 100.00%
                                                        ======

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


      -------------------------------------------------------------------
      SECURITY                                      PAR         VALUE
      DESCRIPTION                                  AMOUNT      (NOTE 2)
      -------------------------------------------------------------------

      DOMESTIC BONDS & DEBT SECURITIES - 33.5%
      ADVERTISING - 0.1%
      Lamar Media Corp. 6.625%, due 08/15/15
        (144A)(a)............................... $     5,000 $      4,863
                                                             ------------
      AEROSPACE & DEFENSE - 0.3%
      DRS Technologies, Inc. 7.625%, due
        02/01/18................................       5,000        5,131
      Sequa Corp. 9.000%, due 08/01/09..........      25,000       26,875
                                                             ------------
                                                                   32,006
                                                             ------------
      ASSET-BACKED SECURITIES - 1.8%
      Amortizing Residential Collateral Trust
        6.159%, due 08/25/32(b).................      68,565       68,900
      Bear Stearns Asset-Backed Securities, Inc.
       6.500%, due 01/25/34 (144A)(a)...........          10           10
       5.000%, due 05/25/34 (144A)(a)...........       1,336        1,334
      Bear Stearns Asset-Backed Securities, Inc.
        NIM Trust 5.250%, due 08/25/34
        (144A)(a)...............................       1,943        1,939
      Countrywide Asset-Backed Certificates
        6.209%, due 06/25/34(b).................      50,000       50,778
      Countrywide Asset-Backed Securities, Inc.
        5.500%, due 10/25/35 (144A)(a)..........         730          729
      Metris Master Trust 6.003%, due
        11/20/09(b).............................      70,000       70,029
      Novastar Home Equity Loan 6.584%, due
        02/25/34(b).............................      20,000       20,309
      Sail Net Interest Margin Notes 7.750%, due
        04/27/33 (144A)(a)......................         783          724
                                                             ------------
                                                                  214,752
                                                             ------------
      AUTOMOBILES - 1.1%
      DaimlerChrysler North America Holding
        Corp. 4.050%, due 06/04/08..............      50,000       48,532
      Ford Motor Co.
       6.625%, due 10/01/28.....................      10,000        6,850
       7.450%, due 07/16/31.....................      40,000       29,200
       8.900%, due 01/15/32.....................       5,000        3,813
      General Motors Corp. 8.375%, due
        07/15/33................................      20,000       14,900
      TRW Automotive, Inc. 9.375%, due
        02/15/13................................      22,000       23,650
                                                             ------------
                                                                  126,945
                                                             ------------
      CHEMICALS - 1.4%
      FMC Corp. 7.750%, due 07/01/11............      25,000       25,968
      Huntsman International LLC 10.125%, due
        07/01/09................................      14,000       14,245
      Lyondell Chemical Co. 11.125%, due
        07/15/12................................      25,000       27,625
      Methanex Corp. 8.750%, due 08/15/12.......      25,000       27,469
      Millennium America, Inc. 9.250%, due
        06/15/08................................      25,000       26,125

        ---------------------------------------------------------------
        SECURITY                                  PAR         VALUE
        DESCRIPTION                              AMOUNT      (NOTE 2)
        ---------------------------------------------------------------

        CHEMICALS - CONTINUED
        Resolution Performance Products, Inc.
          13.500%, due 11/15/10............... $    25,000 $     26,750
        Rhodia S.A. 8.875%, due 06/01/11......      20,000       20,650
                                                           ------------
                                                                168,832
                                                           ------------

        COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
        Commercial Mortgage Pass-Through
          Certificates 5.901%, due 11/15/15
          (144A)(a)(b)........................      28,029       28,097
        Merit Securities Corp. 6.500%, due
          09/28/32 (144A)(a)(b)...............     100,532       87,718
                                                           ------------
                                                                115,815
                                                           ------------
        COMMERCIAL SERVICES & SUPPLIES - 0.2%
        Hertz Corp. 8.875%, due 01/01/14
          (144A)(a)...........................      25,000       26,562
                                                           ------------
        CONTAINERS & PACKAGING - 0.7%
        Berry Plastics Corp. 10.750%, due
          07/15/12............................      25,000       27,250
        Graphic Packaging International Corp.
          9.500%, due 08/15/13................      10,000        9,700
        Jefferson Smurfit Corp. 8.250%, due
          10/01/12............................      25,000       24,250
        Pliant Corp. 11.125%, due 09/01/09....       5,000        5,256
        Radnor Holdings Corp. 11.000%, due
          03/15/10............................      25,000       16,844
                                                           ------------
                                                                 83,300
                                                           ------------
        ELECTRIC UTILITIES - 2.9%
        AES Corp. 9.500%, due 06/01/09........      25,000       26,937
        Appalachian Power Co. 5.950%, due
          05/15/33............................      50,000       45,662
        Duke Energy Corp. 4.200%, due
          10/01/08............................      50,000       48,549
        Dynegy Holdings, Inc. 8.375%, due
          05/01/16 (144A)(a)..................      15,000       14,925
        Edison Mission Energy 9.875%, due
          04/15/11............................      15,000       16,913
        El Paso Corp. 7.375%, due 12/15/12....      50,000       50,375
        Entergy Gulf States, Inc. 6.200%, due
          07/01/33............................      75,000       67,595
        Mirant Americas Generation LLC 9.125%,
          due 05/01/31........................      25,000       26,281
        NRG Energy, Inc.
          7.250%, due 02/01/14................       5,000        5,025
         7.375%, due 02/01/16.................      15,000       15,131
        Reliant Energy, Inc. 9.250%, due
          07/15/10............................      25,000       25,344
                                                           ------------
                                                                342,737
                                                           ------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


       ------------------------------------------------------------------
       SECURITY                                     PAR         VALUE
       DESCRIPTION                                 AMOUNT      (NOTE 2)
       ------------------------------------------------------------------

       ENTERTAINMENT & LEISURE - 0.1%
       Gaylord Entertainment Co. 6.750%, due
         11/15/14............................... $    10,000 $      9,575
                                                             ------------
       ENVIRONMENTAL SERVICES - 0.4%
       Allied Waste North America, Inc. 9.250%,
         due 09/01/12...........................      17,000       18,318
       IMCO Recycling, Inc. 10.375%, due
         10/15/10...............................      25,000       27,437
                                                             ------------
                                                                   45,755
                                                             ------------
       FINANCIAL - DIVERSIFIED - 8.4%
       Bank of America Corp. 7.400%, due
         01/15/11...............................      65,000       69,889
       BCP Crystal U.S. Holdings Corp. 9.625%,
         due 06/15/14...........................      16,000       17,600
       Capital One Bank 5.750%, due 09/15/10....      50,000       50,326
       CIT Group, Inc. 7.750%, due 04/02/12.....      75,000       82,153
       Corp Andina de Fomento 6.875%, due
         03/15/12...............................     100,000      104,620
       Countrywide Home Loans, Inc. 4.000%, due
         03/22/11...............................      75,000       69,375
       EnCana Holdings Finance Corp. 5.800%,
         due 05/01/14...........................      50,000       49,719
       Ford Motor Credit Co.
         4.950%, due 01/15/08...................      25,000       23,239
        6.625%, due 06/16/08....................       5,000        4,698
       General Motors Acceptance Corp.
         6.150%, due 04/05/07...................      20,000       19,628
        6.125%, due 08/28/07....................      10,000        9,720
        5.625%, due 05/15/09....................     200,000      187,342
        6.750%, due 12/01/14....................      25,000       22,786
        8.000%, due 11/01/31....................       5,000        4,741
       HSBC Finance Capital Trust IX 5.911%, due
         11/30/35...............................      50,000       48,305
       International Lease Finance Corp. 5.875%,
         due 05/01/13...........................      50,000       49,926
       JPMorgan Chase & Co. 6.625%, due
         03/15/12...............................      70,000       73,145
       Kaupthing Bank 1.000%, due 04/12/11
         (144A)(a)..............................      40,000       39,995
       Nell AF SARL 8.375%, due 08/15/15
         (144A)(a)..............................       5,000        4,956
       Standard Chartered Bank Plc 8.000%, due
         05/30/31 (144A)(a).....................      50,000       59,074
                                                             ------------
                                                                  991,237
                                                             ------------
       FOOD PRODUCTS - 0.5%
       Dole Food Co., Inc. 7.250%, due
         06/15/10...............................      10,000        9,350
       Safeway, Inc. 7.250%, due 02/01/31.......      50,000       51,934
                                                             ------------
                                                                   61,284
                                                             ------------

       ------------------------------------------------------------------
       SECURITY                                     PAR         VALUE
       DESCRIPTION                                 AMOUNT      (NOTE 2)
       ------------------------------------------------------------------

       HEALTH CARE PROVIDERS & SERVICES - 1.2%
       Extendicare Health Services, Inc. 9.500%,
         due 07/01/10........................... $    25,000 $     26,281
       HCA Inc. 6.500%, due 02/15/16............      25,000       24,038
       Tenet Healthcare Corp. 9.875%, due
         07/01/14...............................      25,000       25,937
       Vanguard Health Holdings Co. I LLC
         0.000%/ 11.250%, due 10/01/15(c).......      10,000        7,375
       Vanguard Health Holdings Co. II LLC
         9.000%, due 10/01/14...................       5,000        5,163
       Wyeth 5.500%, due 03/15/13(b)............      50,000       49,194
                                                             ------------
                                                                  137,988
                                                             ------------
       HOTELS, RESTAURANTS & LEISURE - 0.7%
       Kerzner International, Ltd. 6.750%, due
         10/01/15...............................      10,000       10,375
       MGM MIRAGE, Inc. 6.750%, due
         09/01/12...............................      25,000       24,750
       Station Casinos Inc. 6.625%, due 03/15/18
         (144A)(a)..............................      25,000       23,781
       Turning Stone Casino Resort Enterprise
         9.125%, due 12/15/10 (144A)(a).........      25,000       26,000
                                                             ------------
                                                                   84,906
                                                             ------------
       INDUSTRIAL CONGLOMERATES - 0.4%
       Tyco International Group S.A. 6.125%, due
         11/01/08...............................      50,000       50,640
                                                             ------------
       MACHINERY - 0.7%
       Case New Holland, Inc. 9.250%, due
         08/01/11...............................      25,000       26,562
       NMHG Holding Co. 10.000%, due
         05/15/09...............................      25,000       26,375
       Terex Corp. 10.375%, due 04/01/11........      25,000       26,313
                                                             ------------
                                                                   79,250
                                                             ------------
       MEDIA - 2.7%
       AMC Entertainment, Inc. 11.000%, due
         02/01/16 (144A)(a).....................       5,000        5,425
       AT&T Broadband Corp. 8.375%, due
         03/15/13...............................      50,000       55,974
       CanWest Media, Inc. 8.000%, due
         09/15/12...............................      10,000       10,138
       CCH I Holdings LLC 10.000%, due
         05/15/14...............................       5,000        3,100
       CCH I LLC 11.000%, due 10/01/15..........      44,000       39,160
       Cenveo Corp. 9.625%, due 03/15/12........      25,000       26,687
       Dex Media West LLC/Dex Media Finance Co.
         9.875%, due 08/15/13...................      23,000       25,329
       DirecTV Holdings LLC/DirecTV Financing
         Co. 8.375%, due 03/15/13...............      16,000       17,100
       EchoStar DBS Corp.
         6.625%, due 10/01/14...................      20,000       19,275
        7.125%, due 02/01/16 (144A)(a)..........       5,000        4,881

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


       -----------------------------------------------------------------
       SECURITY                                    PAR         VALUE
       DESCRIPTION                                AMOUNT      (NOTE 2)
       -----------------------------------------------------------------

       MEDIA - CONTINUED
       Mediacom LLC/Mediacom Capital Corp.
         9.500%, due 01/15/13.................. $    25,000 $     25,562
       R.H. Donnelley Finance Corp. I 10.875%,
         due 12/15/12 (144A)(a)................      25,000       27,750
       Time Warner, Inc. 7.625%, due
         04/15/31..............................      50,000       54,127
                                                            ------------
                                                                 314,508
                                                            ------------
       METALS & MINING - 0.2%
       Mueller Group, Inc. 10.000%, due
         05/01/12..............................      25,000       27,375
       Republic Technologies International LLC/
         RTI Capital Corp. 13.750%, due
         07/15/09(d)(e)(f).....................     200,000            0
                                                            ------------
                                                                  27,375
                                                            ------------
       OFFICE FURNISHING & SUPPLIES - 0.3%
       Tempur-Pedic, Inc./Tempur Production
         USA, Inc. 10.250%, due 08/15/10.......      16,000       17,140
       Xerox Capital Trust I 8.000%, due
         02/01/27..............................      10,000       10,300
       Xerox Corp. 6.400%, due 03/15/16........      10,000        9,737
                                                            ------------
                                                                  37,177
                                                            ------------
       OIL & GAS - 2.0%
       Chesapeake Energy Corp 6.250%, due
         01/15/18..............................      25,000       23,688
       Devon Financing Corp. ULC 6.875%, due
         09/30/11..............................      50,000       52,844
       EXCO Resources, Inc. 7.250%, due
         01/15/11..............................      15,000       14,813
       Magnum Hunter Resources, Inc. 9.600%,
         due 03/15/12..........................      16,000       17,080
       Stone Energy Corp. 8.250%, due
         12/15/11..............................      25,000       26,125
       Valero Energy Corp. 4.750%, due
         06/15/13..............................      50,000       46,616
       Vintage Petroleum, Inc. 7.875%, due
         05/15/11..............................      25,000       25,984
       Whiting Petroleum Corp. 7.000%, due
         02/01/14..............................       5,000        4,950
       Williams Companies, Inc. 7.625%, due
         07/15/19..............................      25,000       26,250
                                                            ------------
                                                                 238,350
                                                            ------------
       PAPER & FOREST PRODUCTS - 0.2%
       Buckeye Technologies, Inc. 8.000%, due
         10/15/10..............................      25,000       24,250
                                                            ------------
       PHARMACEUTICALS - 0.1%
       Valeant Pharmaceuticals International
         7.000%, due 12/15/11..................      10,000        9,900
                                                            ------------

      -------------------------------------------------------------------
      SECURITY                                      PAR         VALUE
      DESCRIPTION                                  AMOUNT      (NOTE 2)
      -------------------------------------------------------------------

      REAL ESTATE - 1.2%
      Boston Properties LP (REIT) 6.250%, due
        01/15/13................................ $    65,000 $     66,455
      Host Marriott LP (REIT) 7.125%, due
        11/01/13................................      25,000       25,375
      iStar Financial, Inc. (REIT) 5.150%, due
        03/01/12................................      50,000       47,786
                                                             ------------
                                                                  139,616
                                                             ------------
      RETAIL - MULTILINE - 1.0%
      Jafra Cosmetics International, Inc./
        Distribuidora Comercial Jafra SA de CV
        10.750%, due 05/15/11...................      16,000       17,200
      Levi Strauss & Co. 12.250%, due
        12/15/12................................      10,000       11,300
      Limited Brands, Inc. 6.950%, due
        03/01/33................................      60,000       57,400
      Neiman Marcus Group, Inc. 10.375%, due
        10/15/15 (144A)(a)......................       5,000        5,350
      PETCO Animal Supplies, Inc. 10.750%, due
        11/01/11................................      25,000       26,687
      Windmere Durable Holdings, Inc. 10.000%,
        due 07/31/08............................       1,000          993
                                                             ------------
                                                                  118,930
                                                             ------------
      SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.2%
      Amkor Technologies, Inc. 10.500%, due
        05/01/09................................      25,000       25,469
                                                             ------------
      SOFTWARE - 0.1%
      Sungard Data Systems, Inc. 9.125%, due
        08/15/13 (144A)(a)......................       5,000        5,338
                                                             ------------
      TELECOMMUNICATION SERVICES - DIVERSIFIED - 3.6%
      Alamosa Delaware, Inc. 11.000%, due
        07/31/10................................       7,000        7,744
      AT&T Wireless Services, Inc. 8.750%, due
        03/01/31................................      50,000       62,850
      Centennial Cellular Operating Co./
        Centennial Communications Corp.
        8.125%, due 02/01/14....................      25,000       25,750
      Insight Midwest LP/Insight Capital, Inc.
        10.500%, due 11/01/10...................      15,000       15,769
      Intelsat, Ltd./Zeus Special 0.000%/9.250%,
        due 02/01/15 (144A)(a)(c)...............      10,000        7,250
      L-3 Communications Corp. 7.625%, due
        06/15/12................................      25,000       25,750
      Lucent Technologies, Inc. 6.450%, due
        03/15/29................................      25,000       22,187
      Nextel Communications, Inc. 6.875%, due
        10/31/13................................      25,000       25,660
      PanAmSat Corp. 9.000%, due 08/15/14.......      16,000       16,820
      Qwest Communications International, Inc.
        7.500%, due 02/15/14....................      18,000       18,135

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


      ---------------------------------------------------------------------
      SECURITY                                       PAR          VALUE
      DESCRIPTION                                   AMOUNT       (NOTE 2)
      ---------------------------------------------------------------------

      TELECOMMUNICATION SERVICES - DIVERSIFIED - CONTINUED
      Qwest Corp.
       7.500%, due 06/15/23...................... $     3,000  $      2,977
       6.875%, due 09/15/33......................      19,000        17,551
      Sprint Capital Corp. 8.375%, due
        03/15/12.................................      50,000        56,217
      Telecom Italia Capital S.A. 5.250%, due
        10/01/15.................................      50,000        46,215
      Verizon Florida, Inc. 6.125%, due
        01/15/13.................................      70,000        68,625
                                                               ------------
                                                                    419,500
                                                               ------------
      Total Domestic Bonds & Debt Securities
      (Cost $4,096,488)                                           3,936,860
                                                               ------------
      U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES - 7.6%
      Federal National Mortgage Association
      (FNMA)
       5.000%, TBA(g)............................     500,000       472,500
       6.500%, TBA(g)............................     410,000       416,919
                                                               ------------
      Total U. S. Government Agency Mortgage Backed Securities
      (Cost $887,128)                                               889,419
                                                               ------------

      U.S. GOVERNMENT & AGENCY OBLIGATIONS - 57.7%
      U.S. Treasury Bonds 6.250%, due
        05/15/30.................................     400,000       452,062
      U.S. Treasury Inflation Index Bonds
        2.000%, due 01/15/16- 01/15/26...........     110,101       106,072
      U.S. Treasury Notes
       4.000%, due 03/15/10-02/15/14.............     635,000       607,655
       5.000%, due 02/15/11......................     250,000       251,065
       4.750%, due 03/31/11......................   3,010,000     2,986,248
       4.250%, due 08/15/15......................     500,000       470,136
       4.500%, due 02/15/16......................   2,000,000     1,912,812
                                                               ------------
      Total U.S. Government & Agency Obligations
      (Cost $6,785,961)                                           6,786,050
                                                               ------------

      FOREIGN BONDS & DEBT SECURITIES - 3.4%
      BRAZIL - 0.5%
      Brazilian Government International Bond
        8.000%, due 01/15/18.....................      50,000        54,275
                                                               ------------
      COLOMBIA - 0.2%
      Republic of Colombia 8.125%, due
        05/21/24.................................      25,000        27,813
                                                               ------------
      ITALY - 0.4%
      Region of Lombardy 5.804%, due
        10/25/32.................................      50,000        49,925
                                                               ------------
      MEXICO - 1.0%
      United Mexican States
       6.375%, due 01/16/13......................      32,000        32,528
       5.875%, due 01/15/14......................      15,000        14,835

        ---------------------------------------------------------------
        SECURITY                               SHARES/PAR     VALUE
        DESCRIPTION                              AMOUNT      (NOTE 2)
        ---------------------------------------------------------------

        MEXICO - CONTINUED
         5.625%, due 01/15/17................. $    20,000 $     19,140
         8.300%, due 08/15/31.................      25,000       29,687
         Series A 7.500%, due 04/08/33........      20,000       21,840
                                                           ------------
                                                                118,030
                                                           ------------
        PANAMA - 0.1%
        Republic of Panama 7.250%, due
          03/15/15............................      15,000       15,765
                                                           ------------
        PERU - 0.2%
        Republic of Peru 5.000%, due 03/07/17.      19,750       18,861
                                                           ------------
        RUSSIA - 1.0%
        Russian Federation
         11.000%, due 07/24/18................      50,000       70,775
         5.000%, due 03/31/30.................      40,000       43,340
                                                           ------------
                                                                114,115
                                                           ------------
        Total Foreign Bonds & Debt Securities
        (Cost $402,236)                                         398,784
                                                           ------------

        COMMON STOCKS - 1.2%
        CONTAINERS & PACKAGING - 0.0%
        Applied Extrusion Technologies, Inc. -
          Class B*............................         260        2,210
                                                           ------------
        HOUSEHOLD PRODUCTS - 0.1%
        Home Interiors & Gifts, Inc...........      24,532        6,624
                                                           ------------
        TELECOMMUNICATION SERVICES-DIVERSIFIED - 0.7%
        Liberty Global, Inc. - Class A*.......         430        8,905
        Liberty Global, Inc. - Class C*.......         430        8,587
        NTL Inc.*.............................       2,126       58,423
                                                           ------------
                                                                 75,915
                                                           ------------
        TELECOMMUNICATION SERVICES-WIRELESS - 0.4%
        American Tower Corp. - Class A*.......       1,472       50,254
                                                           ------------
        Total Common Stocks
        (Cost $86,338)                                          135,003
                                                           ------------

        WARRANTS - 0.0%
        CAPITAL MARKETS - 0.0%
        Pillowtex Corp Loan 9, Term B 8.190%,
          due 11/15/06(d).....................     250,000            0
        Pillowtex Corp.(e)....................       1,701           17
        Winsloew Furniture, Inc. (144A)(a)....         200            2
                                                           ------------
                                                                     19
                                                           ------------
        Total Warrants
        (Cost $3,535)                                                19
                                                           ------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


      --------------------------------------------------------------------
      SECURITY                                      PAR         VALUE
      DESCRIPTION                                  AMOUNT      (NOTE 2)
      --------------------------------------------------------------------

      SHORT-TERM INVESTMENT - 3.6%
      State Street Bank & Trust Co., Repurchase
        Agreement, dated 04/28/06 at 1.400% to
        be repurchased at $426,050 on
        05/01/06 collateralized by $335,000 U.S.
        Treasury Bond at 8.000% due 11/15/21
        with a value of $440,944.
        (Cost - $426,000)....................... $   426,000 $    426,000
                                                             ------------

      TOTAL INVESTMENTS - 107.0%
      (Cost $12,687,686)                                       12,572,135

      Other Assets & Liabilities (net) - (7.0)%                  (820,712)
                                                             ------------

      TOTAL NET ASSETS - 100.0%                              $ 11,751,423
                                                             ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate 3.00% of net assets.

(b) Variable or floating rate security. The stated rate represents the rate at April 30, 2006.

(c) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon when security steps up.

(d) Security is in default.

(e) Illiquid Securities representing in the aggregate 0.00% of net assets

(f) Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(g) This security is traded on a "to-be-announced" basis.

FNMA - Federal National Mortgage Association

NIM - Net Interest Margin

Term - Term Loan

REIT - Real Estate Investment Trust

The following table summarizes the credit composition of the portfolio holdings of the Salomon Strategic Total Return Bond Portfolio at April 30, 2006, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                      PERCENT OF
                                                       PORTFOLIO
              PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)
              ---------------------------------------------------
                 AAA/Government/Government Agency        61.27%
                 AA                                       4.59
                 A                                        7.11
                 BBB                                      9.54
                 BB                                       6.43
                 B                                        7.42
                 Below B                                  1.43
                 Equities/Other                           2.21
                                                        ------
                 Total:                                 100.00%
                                                        ======

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
STRATEGIC EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


      -------------------------------------------------------------------
      SECURITY                                                 VALUE
      DESCRIPTION                                 SHARES      (NOTE 2)
      -------------------------------------------------------------------

      COMMON STOCKS - 93.6%
      AEROSPACE & DEFENSE - 1.8%
      General Dynamics Corp....................      79,200 $   5,197,104
      Raytheon Co..............................      63,400     2,806,718
                                                            -------------
                                                                8,003,822
                                                            -------------
      AUTO COMPONENTS - 0.1%
      Gentex Corp..............................      29,683       435,153
                                                            -------------
      BANKS - 2.8%
      Bank of America Corp.....................     140,540     7,015,757
      Boston Private Financial Holdings, Inc...       2,300        76,475
      Northern Trust Corp......................       1,800       106,002
      Unibanco-Uniao de Bancos Brasileiros S.A.
        (GDR)..................................      25,000     1,983,750
      Wachovia Corp............................      53,200     3,184,020
                                                            -------------
                                                               12,366,004
                                                            -------------
      BEVERAGES - 1.0%
      Coca-Cola Co. (The)......................      74,900     3,142,804
      Coca-Cola Enterprises, Inc...............      69,000     1,347,570
                                                            -------------
                                                                4,490,374
                                                            -------------
      BIOTECHNOLOGY - 3.5%
      Biogen Idec, Inc.*.......................      66,800     2,995,980
      Cephalon, Inc.*..........................      10,700       702,562
      Charles River Laboratories International,
        Inc.*..................................     156,700     7,404,075
      Gilead Sciences, Inc.*...................      46,900     2,696,750
      Invitrogen Corp.*........................      20,500     1,353,205
                                                            -------------
                                                               15,152,572
                                                            -------------
      COMMERCIAL SERVICES & SUPPLIES - 0.8%
      Allied Waste Industries, Inc.*...........      70,400       996,864
      Monster Worldwide, Inc.*.................         700        40,180
      Tele Atlas NV*...........................      40,800     1,037,804
      Waste Management, Inc....................      42,300     1,584,558
                                                            -------------
                                                                3,659,406
                                                            -------------
      COMMUNICATIONS EQUIPMENT - 3.6%
      CIENA Corp.*.............................   2,698,196    11,035,622
      Corning, Inc.*...........................      85,400     2,359,602
      Harris Corp..............................      28,900     1,345,873
      NMS Communications Corp.*................     221,102       946,316
                                                            -------------
                                                               15,687,413
                                                            -------------
      COMPUTERS & PERIPHERALS - 1.5%
      ATI Technologies, Inc.*..................      38,400       592,984
      ATI Technologies, Inc. (ADR)*............     285,900     4,437,168
      NCR Corp.*...............................      42,000     1,654,800
      Trident Microsystems, Inc.*..............       2,800        74,480
                                                            -------------
                                                                6,759,432
                                                            -------------

         --------------------------------------------------------------
         SECURITY                                            VALUE
         DESCRIPTION                            SHARES      (NOTE 2)
         --------------------------------------------------------------

         CONSTRUCTION & ENGINEERING - 0.2%
         Chicago Bridge & Iron Co. N.V.......       1,900 $      45,543
         Jacobs Engineering Group, Inc.*.....       7,800       645,060
                                                          -------------
                                                                690,603
                                                          -------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
         CSR Plc(a)*.........................      80,200     1,765,206
         Universal Display Corp.*............      22,223       332,011
                                                          -------------
                                                              2,097,217
                                                          -------------

         ENERGY EQUIPMENT & SERVICES - 0.0%
         Halliburton Co......................       1,100        85,965
                                                          -------------
         FINANCIAL - DIVERSIFIED - 3.6%
         SLM Corp............................     301,150    15,924,812
                                                          -------------
         FOOD PRODUCTS - 2.1%
         McCormick & Co., Inc................      25,700       895,131
         Nestle S.A.(a)......................       7,421     2,260,744
         Nestle S.A.(ADR)....................      76,500     5,829,300
                                                          -------------
                                                              8,985,175
                                                          -------------
         HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
         Advanced Medical Optics, Inc.*......      36,800     1,714,880
         Alcon, Inc..........................      31,820     3,236,412
         Boston Scientific Corp.*............     186,900     4,343,556
         C.R. Bard, Inc......................      47,900     3,566,634
         Inverness Medical Innovations, Inc.*      14,200       369,200
         Phonak Holding AG(a)................      20,225     1,254,476
         Syneron Medical, Ltd.*..............      59,100     1,528,917
                                                          -------------
                                                             16,014,075
                                                          -------------
         HEALTH CARE PROVIDERS & SERVICES - 5.1%
         Allergan, Inc.......................      19,000     1,951,680
         Cardinal Health, Inc................      51,500     3,468,525
         Humana, Inc.*.......................     112,300     5,073,714
         UnitedHealth Group, Inc.............     242,490    12,061,453
                                                          -------------
                                                             22,555,372
                                                          -------------
         HOTELS, RESTAURANTS & LEISURE - 1.4%
         Boyd Gaming Corp....................      43,635     2,173,896
         Dominos Pizza, Inc..................      86,400     2,274,912
         WMS Industries, Inc.*...............      56,700     1,771,875
                                                          -------------
                                                              6,220,683
                                                          -------------
         HOUSEHOLD DURABLES - 0.6%
         Nintendo Co., Ltd.(a)...............      17,600     2,626,570
                                                          -------------
         HOUSEHOLD PRODUCTS - 1.7%
         Colgate-Palmolive Co................      78,400     4,635,008
         Toro Co. (The)......................      54,800     2,709,860
                                                          -------------
                                                              7,344,868
                                                          -------------
         INDUSTRIAL - DIVERSIFIED - 8.9%
         3M Co...............................       5,300       452,779
         General Electric Co.................     730,600    25,271,454

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
STRATEGIC EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006
(PERCENTAGE OF NET ASSETS)


         --------------------------------------------------------------
         SECURITY                                            VALUE
         DESCRIPTION                            SHARES      (NOTE 2)
         --------------------------------------------------------------

         INDUSTRIAL - DIVERSIFIED - CONTINUED
         Honeywell International, Inc........     255,970 $  10,878,725
         Tyco International, Ltd.............      87,854     2,314,953
                                                          -------------
                                                             38,917,911
                                                          -------------
         INSURANCE - 10.8%
         ACE, Ltd............................      81,300     4,515,402
         AFLAC, Inc..........................      96,000     4,563,840
         American International Group, Inc...     515,350    33,626,587
         Aspen Insurance Holdings, Ltd.......      10,500       255,675
         Platinum Underwriters Holdings, Ltd.       9,300       256,401
         St. Paul Travelers Cos., Inc........      95,000     4,182,850
                                                          -------------
                                                             47,400,755
                                                          -------------
         IT CONSULTING & SERVICES - 0.0%
         NCI, Inc. *.........................      11,605       163,050
                                                          -------------
         LEISURE EQUIPMENT & PRODUCTS - 0.4%
         Marvel Entertainment, Inc. *........      94,400     1,841,744
                                                          -------------

         MEDIA - 1.8%
         DreamWorks Animation SKG, Inc. -
           Class A*..........................     160,500     4,349,550
         McGraw-Hill Cos., Inc...............       7,000       389,620
         News Corp. - Class B................       7,100       129,433
         Omnicom Group, Inc..................       9,000       810,090
         Pixar*..............................      35,200     2,263,008
                                                          -------------
                                                              7,941,701
                                                          -------------
         METALS & MINING - 0.7%
         Alcoa, Inc..........................      93,400     3,155,052
                                                          -------------
         OIL & GAS - 2.8%
         BP Plc, (ADR).......................      10,000       737,200
         Chevron Corp........................      33,500     2,044,170
         ConocoPhillips......................      42,200     2,823,180
         EOG Resources, Inc..................      23,300     1,636,359
         Exxon Mobil Corp....................      42,200     2,661,976
         Occidental Petroleum Corp...........       2,200       226,028
         Tesoro Corp.........................       5,300       370,576
         Ultra Petroleum Corp.*..............      17,600     1,125,696
         Valero Energy Corp..................      10,600       686,244
                                                          -------------
                                                             12,311,429
                                                          -------------
         PHARMACEUTICALS - 13.4%
         Actelion Ltd.(a)*...................       1,452       163,985
         Barr Pharmaceuticals, Inc.*.........      77,200     4,674,460
         ICOS Corp.*.........................      14,300       313,599
         Johnson & Johnson...................     327,500    19,194,775
         Novartis AG (ADR)...................      51,600     2,967,516
         Pfizer, Inc.........................     158,500     4,014,805
         Roche Holding AG(a).................      61,842     9,499,613

         -----------------------------------------------------------------
         SECURITY                                               VALUE
         DESCRIPTION                            SHARES         (NOTE 2)
         -----------------------------------------------------------------

         PHARMACEUTICALS - CONTINUED
         Teva Pharmaceutical Industries, Ltd.
           (ADR).............................      61,700    $   2,498,850
         Wyeth...............................     312,700       15,219,109
                                                             -------------
                                                                58,546,712
                                                             -------------
         RETAIL - MULTILINE - 1.4%
         CVS Corp............................     106,500        3,165,180
         Wal-Mart Stores, Inc................      68,700        3,093,561
                                                             -------------
                                                                 6,258,741
                                                             -------------
         RETAIL - SPECIALTY - 2.4%
         Best Buy Co., Inc...................       1,800          101,988
         Game Group Plc(a)...................   1,031,146        1,502,703
         GameStop Corp. - Class A*...........      55,015        2,596,708
         GameStop Corp. - Class B*...........      80,400        3,414,588
         Staples, Inc........................     108,700        2,870,767
                                                             -------------
                                                                10,486,754
                                                             -------------
         SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.9%
         Applied Micro Circuits Corp.*.......     404,132        1,483,164
         ASML Holding N.V.*..................         500           10,575
         Exar Corp.*.........................      54,300          786,807
         Integrated Device Technology, Inc.*.      56,000          852,320
         Intel Corp..........................         700           13,986
         Linear Technology Corp..............      19,600          695,800
                                                             -------------
                                                                 3,842,652
                                                             -------------
         SOFTWARE - 6.4%
         Activision, Inc.*...................     320,449        4,547,171
         ARM Holdings Plc (ADR)..............      14,100          104,481
         Cadence Design Systems, Inc.*.......      66,867        1,265,792
         Electronic Arts, Inc.*..............      14,200          806,560
         EMC Corp.*..........................     193,900        2,619,589
         Microsoft Corp......................     708,623    $  17,113,246
         NDS Group Plc (ADR)*................      24,400        1,229,760
         THQ, Inc.*..........................       7,153          183,331
                                                             -------------
                                                                27,869,930
                                                             -------------
         TELECOMMUNICATION SERVICES - DIVERSIFIED - 5.1%
         AT&T, Inc...........................     153,100        4,012,751
         Qwest Communications International,
           Inc.*.............................     228,900        1,535,919
         Sprint Nextel Corp..................     331,400        8,218,720
         Verizon Communications, Inc.........     253,500        8,373,105
                                                             -------------
                                                                22,140,495
                                                             -------------
         TELECOMMUNICATION SERVICES - WIRELESS - 0.6%
         American Tower Corp. - Class A*.....      77,300        2,639,022
                                                             -------------
         TOBACCO - 4.0%
         Altria Group, Inc...................     239,400       17,514,504
                                                             -------------
         Total Common Stocks
         (Cost $388,401,559)                                   410,129,968
                                                             -------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
STRATEGIC EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


      -------------------------------------------------------------------
      SECURITY                                     PAR         VALUE
      DESCRIPTION                                 AMOUNT      (NOTE 2)
      -------------------------------------------------------------------

      CONVERTIBLE BONDS - 0.5%
      TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.5%
      CIENA Corp. 3.750%, due 02/01/08
      (Cost - $2,421,131)                       $ 2,550,000 $  2,457,563
                                                            ------------
      SHORT-TERM INVESTMENT - 5.9%
      State Street Bank & Trust Co., Repurchase
        Agreement, dated 04/28/06 at 3.10% to
        be repurchased at $25,752,651 on
        05/01/06 collateralized by $21,665,000
        U.S. Treasury Bond 7.125% due
        02/15/23 with a value of $26,264,393.
        (Cost - $25,746,000)...................  25,746,000   25,746,000
                                                            ------------

      TOTAL INVESTMENTS - 100.0%
      (Cost $416,568,690)                                    438,333,531

      Other Assets and Liabilities (net) - 0.0%                 (112,221)
                                                            ------------

      TOTAL NET ASSETS - 100.0%                             $438,221,310
                                                            ============

PORTFOLIO FOOTNOTES:

* Non-income producing security.

(a) Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

ADR - American Depositary Receipt

GDR - Global Depository Receipt

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
TRAVELERS MANAGED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


      --------------------------------------------------------------------
      SECURITY                                      PAR          VALUE
      DESCRIPTION                                  AMOUNT      (VALUE 2)
      --------------------------------------------------------------------

      DOMESTIC BONDS & DEBT SECURITIES - 51.2%
      AEROSPACE & DEFENSE - 0.8%
      Northrop Grumman Corp.
        4.079%, due 11/16/06                    $  1,600,000 $   1,589,621
       7.125%, due 02/15/11....................      500,000       531,814
                                                             -------------
                                                                 2,121,435
                                                             -------------
      ASSET-BACKED SECURITIES - 2.0%
      Bank One Issuance Trust - Class A3
        5.011%, due 12/15/10(a)................    2,000,000     2,004,025
      California Infrastructure PG&E-1 - Class
        A7 6.420%, due 09/25/08................      244,148       244,918
      Capital One Multi-Asset Execution Trust -
        Class A7 5.081%, due 09/15/11(a).......    1,000,000     1,004,297
      Chase Funding Mortgage Loan Asset-
        Backed Certificates - Class 1A5
        5.833%, due 04/25/32...................    1,100,000     1,101,402
      Chase Issuance Trust - Class A4 4.230%,
        due 01/15/13...........................      850,000       818,305
                                                             -------------
                                                                 5,172,947
                                                             -------------
      AUTOMOBILES - 0.7%
      DaimlerChrysler North America Holding
        Corp. 7.300%, due 01/15/12.............    1,800,000     1,907,390
                                                             -------------
      BANKS - 5.8%
      ABN AMRO Bank NV 4.800%, due
        05/11/07(a)............................    2,290,000     2,291,967
      Bank of America Corp. 5.375%, due
        06/15/14...............................    1,500,000     1,464,595
      HSBC Bank USA 5.875%, due
        11/01/34...............................    1,200,000     1,119,390
      Huntington National Bank 4.650%, due
        06/30/09...............................    1,000,000       975,442
      Rabobank Capital Funding Trust III
        5.254%, due 12/31/16 (144A)(b).........      500,000       464,721
      RBS Capital Trust I 4.709%, due
        12/29/49(a)............................      800,000       731,842
      Royal Bank of Scotland Group Plc
        5.050%, due 01/08/15...................    1,100,000     1,041,036
      U.S. Bank North America
        2.870%, due 02/01/07...................    2,000,000     1,962,568
       4.950%, due 10/30/14....................    1,100,000     1,036,254
      Wachovia Bank North America
        4.800%, due 11/01/14...................      700,000       649,571
       5.070%, due 11/03/14(a).................    2,000,000     2,015,420
      Washington Mutual Bank FA. 5.125%,
        due 01/15/15...........................    1,300,000     1,222,811
                                                             -------------
                                                                14,975,617
                                                             -------------

       ------------------------------------------------------------------
       SECURITY                                    PAR          VALUE
       DESCRIPTION                                AMOUNT      (VALUE 2)
       ------------------------------------------------------------------

       BEVERAGES - 1.0%
       Bottling Group LLC 4.625%, due
         11/15/12............................. $  1,000,000 $     945,329
       PepsiAmericas, Inc. 4.875%, due
         01/15/15.............................    1,800,000     1,680,014
                                                            -------------
                                                                2,625,343
                                                            -------------
       COLLATERALIZED MORTGAGE OBLIGATIONS - 7.7%
       Banc of America Commercial Mortgage,
         Inc. - Class AJ 4.870%, due
         12/10/42.............................    4,250,000     3,990,187
       Commercial Mortgage Pass Through
         Certificates 5.167%, due 06/10/44....    3,100,000     2,969,211
       Credit Suisse First Boston Mortgage
         Securities Corp. - Class AJ 4.889%,
         due 11/15/37.........................    2,000,000     1,877,531
       General Motors Acceptance Corporation
         Commercial Mortgage Securities,
         Inc. - Class A3 5.134%, due
         08/10/38.............................    3,000,000     2,917,854
       JPMorgan Chase Commercial Mortgage
         Securities Corp. - Class A4B 4.996%,
         due 08/15/42.........................      950,000       897,948
       JPMorgan Chase Commercial Mortgage
         Securities Corp. - Class AJ 4.922%,
         due 01/15/42.........................    4,000,000     3,763,971
       JPMorgan Chase Commercial Mortgage
         Securities Corp. - Class AM 4.999%,
         due 10/15/42.........................    1,050,000       991,180
       LB-UBS Commercial Mortgage Trust -
         Class AJ 4.806%, due 02/15/40........    2,700,000     2,521,426
                                                            -------------
                                                               19,929,308
                                                            -------------
       ELECTRIC UTILITIES - 3.1%
       Dominion Resources, Inc. 5.250%, due
         08/01/33.............................    1,000,000       939,234
       Pepco Holdings, Inc. 5.500%, due
         08/15/07.............................    3,000,000     2,998,623
       SP PowerAssets, Ltd. 5.000%, due
         10/22/13 (144A)(b)...................    2,000,000     1,924,104
       Xcel Energy, Inc. 3.400%, due
         07/01/08.............................    2,300,000     2,203,621
                                                            -------------
                                                                8,065,582
                                                            -------------
       FINANCIAL - DIVERSIFIED - 11.4%
       AIG SunAmerica Global Financing VII
         5.850%, due 08/01/08 (144A) (b)......    1,400,000     1,413,395
       American General Finance Corp. 3.875%,
         due 10/01/09.........................    2,500,000     2,381,545
       Capital One Bank 5.000%, due
         06/15/09.............................    1,700,000     1,676,736
       Capital One Financial Corp. 5.500%, due
         06/01/15.............................      700,000       672,427

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
TRAVELERS MANAGED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


       ------------------------------------------------------------------
       SECURITY                                    PAR          VALUE
       DESCRIPTION                                AMOUNT      (VALUE 2)
       ------------------------------------------------------------------

       FINANCIAL - DIVERSIFIED - CONTINUED
       Caterpillar Financial Services 4.700%,
         due 03/15/12......................... $  2,200,000 $   2,099,790
       Countrywide Financial Corp. 4.500%, due
         06/15/10.............................    1,500,000     1,435,260
       Countrywide Home Loans, Inc. 4.000%,
         due 03/22/11.........................    1,780,000     1,646,493
       Credit Suisse First Boston USA, Inc.
         3.875%, due 01/15/09.................    2,000,000     1,925,860
        6.125%, due 11/15/11..................      700,000       715,129
       Ford Motor Credit Co.
         6.500%, due 01/25/07.................    1,200,000     1,192,572
        5.700%, due 01/15/10..................      300,000       263,730
       General Motors Acceptance Corp.
         6.125%, due 02/01/07 - 08/28/07......      420,000       411,204
        6.150%, due 04/05/07..................      240,000       235,533
       Glencore Funding LLC 6.000%, due
         04/15/14 (144A)(b)...................      900,000       848,701
       Goldman Sachs Group, Inc. 5.250%, due
         10/15/13.............................    2,300,000     2,220,951
       HSBC Finance Corp. 6.375%, due
         10/15/11.............................    3,400,000     3,516,117
       JPMorgan Chase & Co. 5.250%, due
         05/01/15.............................    1,100,000     1,050,635
       Lehman Brothers Holdings, Inc. 4.800%,
         due 03/13/14.........................    1,700,000     1,589,301
       Merrill Lynch & Co., Inc., Series C
         4.125%, due 09/10/09.................    1,000,000       962,654
        4.250%, due 02/08/10..................    1,000,000       958,187
        5.000%, due 01/15/15..................    1,000,000       943,900
       Morgan Stanley 5.050%, due
         01/21/11.............................    1,600,000     1,561,640
                                                            -------------
                                                               29,721,760
                                                            -------------
       FOOD PRODUCTS - 1.8%
       Delhaize America, Inc. 9.000%, due
         04/15/31.............................      500,000       570,643
       Fred Meyer, Inc. 7.450%, due
         03/01/08.............................    2,000,000     2,063,230
       Safeway, Inc. 6.500%, due 03/01/11.....    1,900,000     1,949,075
                                                            -------------
                                                                4,582,948
                                                            -------------
       HEALTH CARE PROVIDERS & SERVICES - 0.5%
       WellPoint, Inc. 6.800%, due 08/01/12...    1,100,000     1,162,101
                                                            -------------
       HOMEBUILDERS - 0.3%
       D.R. Horton, Inc. 5.250%, due
         02/15/15.............................      900,000       819,328
                                                            -------------
       INDUSTRIAL - DIVERSIFIED - 2.2%
       General Electric Co. 5.000%, due
         02/01/13.............................    3,500,000     3,383,856

       ------------------------------------------------------------------
       SECURITY                                    PAR          VALUE
       DESCRIPTION                                AMOUNT      (VALUE 2)
       ------------------------------------------------------------------

       INDUSTRIAL - DIVERSIFIED - CONTINUED
       Tyco International Group S.A. 6.125%,
         due 11/01/08......................... $  2,300,000 $   2,329,424
                                                            -------------
                                                                5,713,280
                                                            -------------
       INSURANCE - 1.4%
       Berkshire Hathaway Finance Corp.
         4.810%, due 05/16/08(a)..............      500,000       500,148
        4.750%, due 05/15/12..................    1,000,000       959,834
       GE Global Insurance Holding Corp.
         7.000%, due 02/15/26.................      500,000       531,345
       MassMutual Global Funding II 2.550%,
         due 07/15/08 (144A)(b)...............    1,800,000     1,695,604
                                                            -------------
                                                                3,686,931
                                                            -------------

       MEDIA - 3.5%
       Clear Channel Communications, Inc.
         4.400%, due 05/15/11.................      500,000       459,308
       Comcast Cable Communications, Inc.
         8.500%, due 05/01/27.................    1,000,000     1,169,257
       COX Communications, Inc. 7.125%, due
         10/01/12.............................    2,300,000     2,414,333
       Liberty Media Corp. 6.410%, due
         09/17/06(a)..........................    1,055,000     1,058,745
       Time Warner, Inc. 6.150%, due
         05/01/07.............................    4,000,000     4,028,268
                                                            -------------
                                                                9,129,911
                                                            -------------
       OIL & GAS - 2.8%
       Anadarko Finance Co. 6.750%, due
         05/01/11.............................      800,000       839,240
       Consolidated Natural Gas Co. 5.000%,
         due 12/01/14.........................      500,000       463,693
       Cooper Cameron Corp. 2.650%, due
         04/15/07.............................      500,000       484,428
       Devon Financing Corp. ULC 6.875%, due
         09/30/11.............................    1,300,000     1,373,952
       Duke Capital LLC 4.331%, due
         11/16/06.............................    1,000,000       995,050
       Kinder Morgan Energy Partners LP
         5.125%, due 11/15/14.................      500,000       468,244
       Phelps Dodge Corp. 8.750%, due
         06/01/11.............................      800,000       899,033
       PSEG Energy Holdings LLC 8.625%, due
         02/15/08.............................      800,000       830,000
       Southern California Gas Co. 4.375%, due
         01/15/11.............................      900,000       859,144
                                                            -------------
                                                                7,212,784
                                                            -------------
       PAPER & FOREST PRODUCTS - 0.2%
       International Paper Co. 5.300%, due
         04/01/15.............................      600,000       561,465
                                                            -------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
TRAVELERS MANAGED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


      -------------------------------------------------------------------
      SECURITY                                     PAR          VALUE
      DESCRIPTION                                 AMOUNT      (VALUE 2)
      -------------------------------------------------------------------

      PHARMACEUTICALS - 1.0%
      Wyeth 5.500%, due 02/01/14.............. $  2,600,000 $   2,540,374
                                                            -------------
      REAL ESTATE - 1.5%
      AvalonBay Communities, Inc. (REIT)
        4.950%, due 03/15/13..................      200,000       189,558
      Colonial Realty LP 4.750%, due
        02/01/10..............................      700,000       674,741
      HRPT Properties Trust (REIT) 6.250%,
        due 08/15/16..........................      700,000       695,158
      iStar Financial, Inc. (REIT) 6.000%, due
        12/15/10..............................    1,130,000     1,134,015
      Kimco Realty Corp. (REIT) 4.880%, due
        08/01/06(a)...........................      300,000       300,106
      Simon Property Group LP (REIT)..........
       4.600%, due 06/15/10...................      500,000       481,731
       5.100%, due 06/15/15...................      500,000       467,992
                                                            -------------
                                                                3,943,301
                                                            -------------
      SOFTWARE - 0.7%
      Computer Associates International, Inc.
        5.250%, due 12/01/09 (144A)(b)........    1,900,000     1,842,322
                                                            -------------
      TELECOMMUNICATION SERVICES - DIVERSIFIED - 2.0%
      Deutsche Telekom International Finance
        BV 8.250%, due 06/15/30...............    1,100,000     1,306,143
      SBC Communications, Inc. 6.450%, due
        06/15/34..............................    1,000,000       977,717
      Sprint Capital Corp.
       6.125%, due 11/15/08...................    1,830,000     1,859,725
       8.375%, due 03/15/12...................      200,000       224,868
      Telecom Italia Capital S.A. 4.000%, due
        01/15/10..............................    1,000,000       941,647
                                                            -------------
                                                                5,310,100
                                                            -------------
      TOBACCO - 0.8%
      Altria Group, Inc. 5.625%, due
        11/04/08..............................    2,000,000     2,002,512
                                                            -------------
      Total Domestic Bonds & Debt Securities
      (Cost $137,071,589)                                     133,026,739
                                                            -------------
      U.S. GOVERNMENT & AGENCY OBLIGATIONS - 45.3%
      Federal National Mortgage Association
       1.750%, due 06/16/06...................    3,100,000     3,086,624
       4.000%, due 02/09/07...................    3,450,000     3,418,432
       6.000%, due 05/15/11...................    4,900,000     5,051,797
      U.S. Treasury Bonds 5.250%, due
        02/15/29..............................      100,000        99,250

       -----------------------------------------------------------------
       SECURITY                                   PAR          VALUE
       DESCRIPTION                               AMOUNT      (VALUE 2)
       -----------------------------------------------------------------

       U.S. GOVERNMENT & AGENCY OBLIGATIONS - CONTINUED
       U.S. Treasury Notes
        2.875%, due 11/30/06................. $ 13,000,000 $  12,845,625
        2.750%, due 08/15/07.................    4,000,000     3,892,500
        4.000%, due 08/31/07.................   16,000,000    15,813,744
        3.000%, due 02/15/08.................   33,000,000    31,944,264
        5.625%, due 05/15/08.................   24,000,000    24,342,192
        3.875%, due 05/15/10.................      400,000       385,000
        4.125%, due 08/15/10-05/15/15........    6,975,000     6,516,963
        4.250%, due 10/15/10-08/15/15........    3,700,000     3,488,995
        4.500%, due 11/15/15.................    6,100,000     5,837,889
       U.S. Treasury Strip 3.749%, due
         11/15/09(c).........................    1,000,000       838,131
                                                           -------------
       Total U.S. Government & Agency Obligations
       (Cost $121,564,237)                                   117,561,406
                                                           -------------
       WARRANT - 0.0%
       COMMUNICATIONS EQUIPMENT - 0.0%
       Loral Space & Communications expires
         01/15/07(d) (Cost - $105)...........          150             1
                                                           -------------
       SHORT-TERM INVESTMENT - 2.3%
       State Street Bank & Trust Co.,
         Repurchase Agreement, dated
         04/28/06 at 3.10% to be repurchased
         at $6,062,566 on 05/01/06
         collateralized by $4,815,000 U.S.
         Treasury Bond at 8.125% due
         08/15/19 with a value of $6,187,275.
         (Cost - $6,061,000).................    6,061,000     6,061,000
                                                           -------------
       TOTAL INVESTMENTS - 98.8%
       (Cost $264,696,931)                                   256,649,146

       Other Assets and Liabilities (net) - 1.2%               3,148,384
                                                           -------------
       TOTAL NET ASSETS - 100.0%                           $ 259,797,530
                                                           =============

PORTFOLIO FOOTNOTES:

(a) Variable or floating rate security. The stated rate represents the rate at April 30, 2006.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate 3.15% of net assets.

(c) Zero coupon bonds - Interest rate represents current yield to maturity.

(d) Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

AIG - American International Guaranty

REIT - Real Estate Investment Trust

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
TRAVELERS MANAGED INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)



The following table summarizes the credit composition of the portfolio holdings of the Travelers Managed Income Portfolio at April 30, 2006, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                      PERCENT OF
                                                       PORTFOLIO
              PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)
              ---------------------------------------------------
                 AAA/Government/Government Agency        58.86%
                 AA                                      12.30
                 A                                        7.33
                 BBB                                     18.95
                 BB                                       2.56
                                                        ------
                 Total:                                 100.00%
                                                        ======

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
VAN KAMPEN ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


           ---------------------------------------------------------
           SECURITY                                        VALUE
           DESCRIPTION                           SHARES   (NOTE 2)
           ---------------------------------------------------------

           COMMON STOCKS - 98.4%
           AEROSPACE & DEFENSE - 2.8%
           Precision Castparts Corp.............  6,616 $    416,676
           United Technologies Corp............. 21,950    1,378,679
                                                        ------------
                                                           1,795,355
                                                        ------------
           AIR FREIGHT & LOGISTICS - 1.1%
           FedEx Corp...........................  5,980      688,477
                                                        ------------
           AIRLINES - 0.7%
           AMR Corp.*...........................  7,740      190,713
           Continental Airlines, Inc. - Class B*  9,720      253,109
                                                        ------------
                                                             443,822
                                                        ------------
           BEVERAGES - 3.2%
           Brown-Forman Corp. - Class B......... 11,800      879,100
           Pepsi Bottling Group, Inc............  7,340      235,614
           PepsiCo, Inc......................... 16,680      971,443
                                                        ------------
                                                           2,086,157
                                                        ------------
           BIOTECHNOLOGY - 5.4%
           Amgen, Inc.*.........................  4,350      294,495
           Biogen Idec, Inc.*...................  6,570      294,664
           Celgene Corp.*....................... 40,730    1,717,177
           Gilead Sciences, Inc.*............... 21,780    1,252,350
                                                        ------------
                                                           3,558,686
                                                        ------------
           COMMERCIAL SERVICES & SUPPLIES - 3.5%
           Accenture, Ltd. - Class A............ 18,950      550,876
           Automatic Data Processing, Inc.......  5,370      236,710
           Ceridian Corp.*...................... 15,460      374,596
           CheckFree Corp.*..................... 10,500      565,635
           Factset Research Systems, Inc........  5,910      260,867
           First Data Corp......................  6,210      296,155
                                                        ------------
                                                           2,284,839
                                                        ------------
           COMMUNICATIONS EQUIPMENT - 5.9%
           ADTRAN, Inc..........................  8,960      225,254
           Cisco Systems, Inc.*................. 28,170      590,162
           Corning, Inc.*....................... 50,750    1,402,222
           Harris Corp..........................  9,250      430,773
           Motorola, Inc........................ 34,450      735,508
           QUALCOMM, Inc........................  9,660      495,944
                                                        ------------
                                                           3,879,863
                                                        ------------
           COMPUTERS & PERIPHERALS - 3.0%
           Apple Computer, Inc.*................ 10,360      729,241
           EMC Corp.*........................... 27,770      375,173
           Hewlett-Packard Co................... 12,220      396,783
           SanDisk Corp.*.......................  2,940      187,660
           Western Digital Corp.*............... 12,630      265,735
                                                        ------------
                                                           1,954,592
                                                        ------------
           CONSTRUCTION MATERIALS - 0.4%
           Cemex S.A. de C.V. (ADR).............  4,020      271,430
                                                        ------------

          ------------------------------------------------------------
          SECURITY                                           VALUE
          DESCRIPTION                              SHARES   (NOTE 2)
          ------------------------------------------------------------

          ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
          Jabil Circuit, Inc.*.................... 12,010 $    468,270
                                                          ------------
          ENERGY EQUIPMENT & SERVICES - 3.9%
          Avnet, Inc.*............................ 10,180      266,207
          Baker Hughes, Inc.......................  6,910      558,535
          Broadcom Corp. - Class A*............... 15,710      645,838
          Mettler-Toledo International, Inc.*.....  5,160      334,368
          Patterson-UTI Energy, Inc...............  8,470      274,089
          Rowan Companies, Inc....................  5,840      258,887
          TXU Corp................................  3,750      186,113
                                                          ------------
                                                             2,524,037
                                                          ------------
          FINANCIAL - DIVERSIFIED - 5.1%
          American Express Co..................... 12,527      674,078
          Ameriprise Financial, Inc...............  3,579      175,514
          Bear Stearns Companies, Inc.............  2,660      379,077
          E*TRADE Financial Corp.*................  9,750      242,580
          Goldman Sachs Group, Inc................  4,880      782,215
          Merrill Lynch & Co., Inc................ 14,430    1,100,432
                                                          ------------
                                                             3,353,896
                                                          ------------
          FOOD & DRUG RETAILING - 2.6%
          CVS Corp................................ 44,770    1,330,565
          Safeway, Inc............................ 13,740      345,286
                                                          ------------
                                                             1,675,851
                                                          ------------
          FOOD PRODUCTS - 1.0%
          Archer-Daniels-Midland Co............... 18,090      657,391
                                                          ------------
          HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
          Becton, Dickinson & Co..................  5,430      342,307
          Lumenis Ltd.*...........................    520          624
          St. Jude Medical, Inc.*.................  4,740      187,135
                                                          ------------
                                                               530,066
                                                          ------------
          HEALTH CARE PROVIDERS & SERVICES - 8.3%
          Aetna, Inc.............................. 19,678      757,603
          AmerisourceBergen Corp.................. 10,520      453,938
          Caremark Rx, Inc.*......................  9,180      418,149
          Coventry Health Care, Inc.*............. 11,547      573,540
          Express Scripts, Inc.*..................  4,180      326,625
          Laboratory Corp. of America Holdings*...  5,770      329,467
          UnitedHealth Group, Inc................. 39,400    1,959,756
          WellPoint, Inc.*........................  8,104      575,384
                                                          ------------
                                                             5,394,462
                                                          ------------
          HOTELS, RESTAURANTS & LEISURE - 3.8%
          Darden Restaurants, Inc................. 11,410      451,836
          Hilton Hotels Corp...................... 10,480      282,331
          Marriott International, Inc. - Class A..  6,510      475,686
          Penn National Gaming, Inc.*.............  8,570      348,971
          Sonic Corp.*............................  7,520      255,003
          Starwood Hotels & Resorts Worldwide Inc.  6,035      346,288
          Yum! Brands, Inc........................  6,380      329,718
                                                          ------------
                                                             2,489,833
                                                          ------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
VAN KAMPEN ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


       ------------------------------------------------------------------
       SECURITY                                                 VALUE
       DESCRIPTION                                    SHARES   (NOTE 2)
       ------------------------------------------------------------------

       HOUSEHOLD DURABLES - 2.5%
       Procter & Gamble Co........................... 20,370 $  1,185,737
       Stanley Works (The)...........................  4,080      213,180
       Tempur-Pedic International, Inc.*............. 13,430      212,060
                                                             ------------
                                                                1,610,977
                                                             ------------
       INDUSTRIAL - DIVERSIFIED - 2.2%
       General Electric Co........................... 26,400      913,176
       Rockwell Automation, Inc......................  7,180      520,263
                                                             ------------
                                                                1,433,439
                                                             ------------
       INSURANCE - 1.2%
       Hanover Insurance Group Inc...................  4,400      232,760
       Radian Group, Inc.............................  4,530      284,122
       Unitrin, Inc..................................  5,600      273,560
                                                             ------------
                                                                  790,442
                                                             ------------
       INTERNET & CATALOG RETAIL - 0.3%
       eBay, Inc.*...................................  5,820      200,266
                                                             ------------
       INTERNET SOFTWARE & SERVICES - 1.6%
       Google, Inc.*.................................  1,230      514,066
       Openwave Systems, Inc.*....................... 15,970      297,202
       Yahoo!, Inc.*.................................  6,980      228,804
                                                             ------------
                                                                1,040,072
                                                             ------------
       MACHINERY - 3.3%
       Caterpillar, Inc..............................  9,760      739,223
       Cummins, Inc..................................  2,620      273,790
       Deere & Co....................................  4,458      391,323
       Oshkosh Truck Corp............................  4,900      299,880
       Parker Hannifin Corp..........................  5,280      427,944
                                                             ------------
                                                                2,132,160
                                                             ------------
       MEDIA - 1.2%
       Ingersoll-Rand Co., Ltd. - Class A............  6,470      283,063
       Interpublic Group of Cos., Inc.*..............    533        5,106
       News Corp. - Class A.......................... 28,770      493,693
                                                             ------------
                                                                  781,862
                                                             ------------
       METALS & MINING - 3.0%
       Allegheny Technologies, Inc...................  8,780      608,805
       Cameco Corp...................................  8,240      334,956
       Companhia Vale do Rio Doce (ADR)..............  5,470      281,814
       Freeport-McMoRan Copper & Gold, Inc. - Class B  4,990      322,254
       Southern Copper Corp..........................  4,390      434,830
                                                             ------------
                                                                1,982,659
                                                             ------------
       OIL & GAS - 2.7%
       Chesapeake Energy Corp........................  7,610      241,085
       Exxon Mobil Corp..............................  3,199      201,793
       Helmerich & Payne, Inc........................  3,240      235,678
       Hugoton Royalty Trust.........................    446       12,327
       Sunoco, Inc...................................  2,630      213,135
       Tesoro Corp...................................  3,810      266,395
       Valero Energy Corp............................  4,460      288,740

            --------------------------------------------------------
            SECURITY                                       VALUE
            DESCRIPTION                          SHARES   (NOTE 2)
            --------------------------------------------------------

            OIL & GAS - CONTINUED
            XTO Energy, Inc.....................  7,480 $    316,778
                                                        ------------
                                                           1,775,931
                                                        ------------
            PHARMACEUTICALS - 6.0%
            Allergan, Inc.......................  4,280      439,642
            Barr Pharmaceuticals, Inc.*......... 11,120      673,316
            Endo Pharmaceuticals Holdings, Inc.*  8,070      253,801
            Forest Laboratories, Inc.*..........  7,260      293,159
            Medco Health Solutions, Inc.*.......  6,910      367,819
            Merck & Co., Inc....................  9,530      328,023
            Novartis AG (ADR)...................  9,400      540,594
            Sepracor, Inc.*.....................  4,490      200,434
            Wyeth............................... 17,400      846,858
                                                        ------------
                                                           3,943,646
                                                        ------------
            REAL ESTATE - 0.1%
            Host Hotels & Resorts, Inc..........  3,698       77,732
                                                        ------------
            RETAIL - MULTILINE - 0.9%
            Costco Wholesale Corp...............  5,980      325,491
            J.C. Penney Co., Inc................  3,560      233,038
                                                        ------------
                                                             558,529
                                                        ------------
            RETAIL - SPECIALTY - 7.8%
            Abercrombie & Fitch Co. - Class A... 10,360      629,163
            American Eagle Outfitters, Inc...... 35,110    1,137,564
            Bebe Stores, Inc.................... 12,230      216,226
            Claire's Stores, Inc................ 16,500      581,130
            Coach, Inc.*........................ 10,140      334,823
            Home Depot, Inc. (The)..............  6,958      277,833
            Men's Wearhouse, Inc................  6,567      232,735
            Nordstrom, Inc...................... 13,730      526,271
            O'Reilly Automotive, Inc.*..........  6,640      224,963
            PETsMART, Inc.......................  9,250      255,855
            Staples, Inc........................ 17,840      471,154
            Target Corp.........................  4,000      212,400
                                                        ------------
                                                           5,100,117
                                                        ------------
            ROAD & RAIL - 2.7%
            Burlington Northern Santa Fe Corp...  3,730      296,647
            CSX Corp............................  7,860      538,331
            Norfolk Southern Corp............... 12,130      655,020
            Union Pacific Corp..................  3,060      279,103
                                                        ------------
                                                           1,769,101
                                                        ------------
            SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.4%
            Advanced Micro Devices, Inc.*.......  8,290      268,182
            Applied Materials, Inc.............. 30,901      554,673
            ASML Holding N.V.*.................. 14,710      311,116
            Lam Research Corp.*................. 11,630      568,474
            MEMC Electronic Materials, Inc.*....  9,260      375,956
            Micron Technology, Inc.*............ 16,410      278,478
            National Semiconductor Corp.........  9,950      298,301
            NVIDIA Corp.*....................... 30,850      901,437
                                                        ------------
                                                           3,556,617
                                                        ------------

                       See notes to financial statements

THE TRAVELERS SERIES TRUST
VAN KAMPEN ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS - CONTINUED
APRIL 30, 2006 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)


              ------------------------------------------------------------
              SECURITY                                        VALUE
              DESCRIPTION                        SHARES      (NOTE 2)
              ------------------------------------------------------------

              SOFTWARE - 5.0%
              Adobe Systems, Inc.*.............. 18,170    $    712,264
              Autodesk, Inc.*...................  7,790         327,492
              Cadence Design Systems, Inc.*..... 15,920         301,366
              Citrix Systems, Inc.*............. 10,410         415,567
              Microsoft Corp.................... 34,530         833,899
              SAP AG (ADR)...................... 12,855         702,269
                                                           ------------
                                                              3,292,857
                                                           ------------
              TELECOMMUNICATION SERVICES - WIRELESS - 0.3%
              American Tower Corp. - Class A*...  6,070         207,230
                                                           ------------
              Total Common Stocks
              (Cost $53,478,601)                             64,310,664
                                                           ------------

          ------------------------------------------------------------
          SECURITY                                           VALUE
          DESCRIPTION                               SHARES  (NOTE 2)
          ------------------------------------------------------------

          WARRANT - 0.0%
          Lucent Technologies, Inc.*
            (Cost - $0)............................ 1,651  $       726
                                                           -----------

          TOTAL INVESTMENTS - 98.4%
          (Cost $53,478,601)                                64,311,390

          Other Assets and Liabilities (net) - 1.6%          1,063,471
                                                           -----------

          TOTAL NET ASSETS - 100.0%                        $65,374,861
                                                           ===========

PORTFOLIO FOOTNOTES:

* Non-income producing security.

ADR - American Depositary Receipt

                       See notes to financial statements

THE TRAVELERS SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2006 (UNAUDITED)


                                                                                AIM Capital        MFS            Pioneer
                                                                                Appreciation   Total Return   Strategic Income
                                                                                 Portfolio      Portfolio        Portfolio
                                                                                ------------  --------------  ----------------
ASSETS
   Investments, at value (Note 2)*                                              $238,786,350  $1,273,250,289      $201,546,032
   Repurchase Agreement                                                            2,656,000      11,840,000                --
   Cash                                                                                   --             930                --
   Cash denominated in foreign currencies**                                               --         164,703         9,748,539
   Receivable for investments sold                                                 3,994,419              --         1,103,570
   Receivable for Trust shares sold                                                       --              --           137,824
   Dividends receivable                                                               86,455         942,378               192
   Interest receivable                                                                   498       5,685,069         2,757,519
   Receivable from investment adviser (Note 3)                                            --              --                --
                                                                                ------------  --------------  ----------------
      Total assets                                                               245,523,722   1,291,883,369       215,293,676
                                                                                ------------  --------------  ----------------
LIABILITIES
   Due to Bank                                                                       215,487              --         1,561,157
   Payables for:
      Investments purchased                                                        3,698,993       5,505,211         1,359,613
      Unrealized depreciation on forward currency contracts (Note 6)                      --              --            82,119
      Investment advisory fee payable (Note 3)                                       161,326         848,943           131,567
      Custodian fees payable                                                          10,391          46,061            17,193
   Accrued expenses                                                                   46,043          45,596            60,440
                                                                                ------------  --------------  ----------------
      Total liabilities                                                            4,132,240       6,445,811         3,212,089
                                                                                ------------  --------------  ----------------
NET ASSETS                                                                      $241,391,482  $1,285,437,558      $212,081,587
                                                                                ============  ==============  ================
NET ASSETS REPRESENTED BY:
   Paid in surplus                                                              $231,867,968  $1,205,458,823      $235,893,854
   Accumulated net realized gain (loss)                                          (26,993,190)     (2,489,112)      (28,315,612)
   Unrealized appreciation (depreciation) on investments and foreign currency     36,373,423      88,874,246          (264,481)
   Undistributed (distributions in excess of) net investment income                  143,281      (6,406,399)        4,767,826
                                                                                ------------  --------------  ----------------
NET ASSETS                                                                      $241,391,482  $1,285,437,558      $212,081,587
                                                                                ============  ==============  ================
CAPITAL SHARES OUTSTANDING                                                        19,527,627      77,490,668        22,388,723
                                                                                ============  ==============  ================
NET ASSET VALUE AND OFFERING PRICE PER SHARE                                    $      12.36  $        16.59      $       9.47
                                                                                ============  ==============  ================

-------------------------------------------------------------------------------------------------------------------------------
*Investments at cost, excluding Repurchase Agreement                            $202,413,315  $1,184,374,197      $201,884,193
**Cost of cash denominated in foreign currencies                                          --         160,130         9,610,523

                       See notes to financial statements

   Salomon Brothers       Strategic      Travelers      Van Kampen
Strategic Total Return     Equity      Managed Income   Enterprise
    Bond Portfolio        Portfolio      Portfolio      Portfolio
----------------------  -------------  --------------  ------------
           $12,146,135  $ 412,587,531    $250,588,146  $ 64,311,390
               426,000     25,746,000       6,061,000            --
                   124             --             911     1,136,409
                    --             --              --            --
            11,775,118             --              --            --
                    --             --              --            --
                    --        406,564              --        39,113
               128,217         30,161       3,332,912            --
                17,937             --              --            --
----------------------  -------------  --------------  ------------
            24,493,531    438,770,256     259,982,969    65,486,912
----------------------  -------------  --------------  ------------
                    --        179,835              --            --
            12,696,153             --              --        13,579
                    --             --              --            --
                 7,159        291,456         161,854        39,754
                 6,838         35,631           5,944         6,599
                31,958         42,024          17,641        52,119
----------------------  -------------  --------------  ------------
            12,742,108        548,946         185,439       112,051
----------------------  -------------  --------------  ------------
           $11,751,423  $ 438,221,310    $259,797,530  $ 65,374,861
======================  =============  ==============  ============
           $13,532,764  $ 615,961,253    $280,192,797  $119,919,108
            (1,632,627)  (199,527,436)     (9,276,717)  (65,382,116)
              (115,551)    21,765,903      (8,047,785)   10,832,789
               (33,163)        21,590      (3,070,765)        5,080
----------------------  -------------  --------------  ------------
           $11,751,423  $ 438,221,310    $259,797,530  $ 65,374,861
======================  =============  ==============  ============
             1,154,289     24,571,603      24,172,179     5,056,286
======================  =============  ==============  ============
           $     10.18  $       17.83    $      10.75  $      12.93
======================  =============  ==============  ============

--------------------------------------------------------------------
           $12,261,686  $ 390,822,690    $258,635,931  $ 53,478,601
                    --             --              --            --

                       See notes to financial statements

THE TRAVELERS SERIES TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)


                                                                                   AIM Capital       MFS           Pioneer
                                                                                   Appreciation  Total Return  Strategic Income
                                                                                    Portfolio     Portfolio       Portfolio
                                                                                   ------------  ------------  ----------------
INVESTMENT INCOME:
    Dividends (1)                                                                   $ 1,175,542   $ 8,047,622        $   34,267
    Interest (2)                                                                         51,880    12,572,187         6,290,765
                                                                                   ------------  ------------  ----------------
       Total investment income                                                        1,227,422    20,619,809         6,325,032
                                                                                   ------------  ------------  ----------------
EXPENSES:
    Investment advisory fee (Note 3)                                                    975,303     4,912,638           760,519
    Custody and accounting fees                                                          40,328       120,696            36,379
    Audit                                                                                13,742         4,963            16,104
    Legal                                                                                25,777        23,913            25,850
    Trustee fees and expenses                                                             9,282        10,313             7,583
    Shareholder reporting                                                                 6,007        19,268             9,661
    Insurance                                                                            12,488        66,469             9,087
    Other                                                                                 1,197         4,585               916
                                                                                   ------------  ------------  ----------------
       Total expenses                                                                 1,084,124     5,162,845           866,099
       Less fees waived and expenses reimbursed by the adviser                               --            --                --
       Less broker commission recapture (Note 7)                                             --            --                --
                                                                                   ------------  ------------  ----------------
    Net expenses                                                                      1,084,124     5,162,845           866,099
                                                                                   ------------  ------------  ----------------
    Net investment income                                                               143,298    15,456,964         5,458,933
                                                                                   ------------  ------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY RELATED TRANSACTIONS
    Net realized gain (loss) on:
       Investments                                                                   26,285,666    22,382,829           453,281
       Futures contracts                                                                     --            --                --
       Foreign currency related transactions                                            (71,670)      (16,758)            2,882
                                                                                   ------------  ------------  ----------------
          Net realized gain (loss) on investments, futures contracts and
            foreign currency related transactions                                    26,213,996    22,633,337           456,163
                                                                                   ------------  ------------  ----------------
    Unrealized appreciation (depreciation) on:
       Investments                                                                    1,626,964    35,827,143           609,324
       Futures contracts                                                                     --            --                --
       Foreign currency related transactions                                             (2,496)           --          (144,175)
                                                                                   ------------  ------------  ----------------
    Net change in unrealized appreciation (depreciation) on investments, futures
       contracts and foreign currency related transactions                            1,624,468    35,827,143           465,149
                                                                                   ------------  ------------  ----------------
    Net realized and unrealized gain (loss) on investments, futures contracts and
       foreign currency related transactions                                         27,838,464    58,460,480           921,312
                                                                                   ------------  ------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $27,981,762   $73,917,444        $6,380,245
                                                                                   ============  ============  ================

--------------------------------------------------------------------------------------------------------------------------------
(1)Dividend income is net of withholding taxes of:                                  $    28,794   $    43,575        $        3
(2)Interest income includes security lending income of:                                  15,066        62,154            10,528

                       See notes to financial statements

Salomon Brothers
Strategic Total    Strategic     Travelers     Van Kampen
  Return Bond       Equity     Managed Income  Enterprise
   Portfolio       Portfolio     Portfolio     Portfolio
----------------  -----------  --------------  ----------
       $     117  $ 3,023,022     $        --  $  333,964
         335,000      547,621       5,863,163      19,288
----------------  -----------  --------------  ----------
         335,117    3,570,643       5,863,163     353,252
----------------  -----------  --------------  ----------
          49,944    1,802,265         867,095     250,757
          15,879      132,593          11,198      13,648
           5,373        4,976           8,016       6,953
          30,037       23,670          39,064      31,169
           6,272        4,842           7,341       8,655
           4,241       10,638          13,492      10,400
             867       24,527           8,683       4,328
             560        2,339           4,750       1,014
----------------  -----------  --------------  ----------
         113,173    2,005,850         959,639     326,924
         (20,989)          --              --          --
              --      (77,744)             --          --
----------------  -----------  --------------  ----------
          92,184    1,928,106         959,639     326,924
----------------  -----------  --------------  ----------
         242,933    1,642,537       4,903,524      26,328
----------------  -----------  --------------  ----------

        (182,996)  27,540,295        (418,508)  3,234,381
          45,281           --              --     123,836
              (3)      11,229              --           8
----------------  -----------  --------------  ----------
        (137,718)  27,551,524        (418,508)  3,358,225
----------------  -----------  --------------  ----------

           8,478    7,341,388      (2,906,593)  3,423,994
         (43,771)          --              --          --
            (113)          --              --          --
----------------  -----------  --------------  ----------
         (35,406)   7,341,388      (2,906,593)  3,423,994
----------------  -----------  --------------  ----------
        (173,124)  34,892,912      (3,325,101)  6,782,219
----------------  -----------  --------------  ----------
       $  69,809  $36,535,449     $ 1,578,423  $6,808,547
================  ===========  ==============  ==========

---------------------------------------------------------
       $      --  $    67,347     $        --  $    1,944
              --       44,179          20,221         194

                       See notes to financial statements

THE TRAVELERS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

APRIL 30, 2006

                                                          AIM                                MFS
                                              Capital Appreciation Portfolio       Total Return Portfolio
                                              -----------------------------    ------------------------------
                                               Period Ended    Year Ended       Period Ended     Year Ended
                                              April 30, 2006   October 31,     April 30, 2006    October 31,
                                               (Unaudited)        2005          (Unaudited)         2005
                                              -------------------------------  -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                       $    143,298   $    821,677     $   15,456,964  $   30,851,491
   Net realized gain (loss) on investments,
       futures contracts and foreign
       currency related transactions             26,213,996     14,630,890         22,633,337      63,621,378
   Net change in unrealized appreciation
       (depreciation) on investments,
       futures contracts and foreign
       currency related transactions              1,624,468     10,233,353         35,827,143     (22,729,013)
                                               ------------   ------------     --------------  --------------
   Net increase in net assets resulting from
       operations                                27,981,762     25,685,920         73,917,444      71,743,856
                                               ------------   ------------     --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                      (509,091)      (322,782)       (44,744,809)    (31,800,072)
   From net realized gains                       (1,300,681)            --        (78,738,593)    (32,429,912)
                                               ------------   ------------     --------------  --------------
   Net decrease in net assets resulting from
       distributions                             (1,809,772)      (322,782)      (123,483,402)    (64,229,984)
                                               ------------   ------------     --------------  --------------
CAPITAL SHARE TRANSACTIONS (NOTES 4):
   Proceeds from shares sold                      1,729,186     35,483,412         17,340,601     105,571,655
   Net asset value of shares issued through
       dividend reinvestment                      1,809,772        322,782        123,483,402      64,229,984
   Cost of shares repurchased                   (26,651,646)   (56,459,693)       (77,625,201)    (65,667,151)
                                               ------------   ------------     --------------  --------------
   Net increase (decrease) in net assets
       from capital share transactions          (23,112,688)   (20,653,499)        63,198,802     104,134,488
                                               ------------   ------------     --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           3,059,302      4,709,639         13,632,844     111,648,360
   Net assets at beginning of period            238,332,180    233,622,541      1,271,804,714   1,160,156,354
                                               ------------   ------------     --------------  --------------
   Net assets at end of period                 $241,391,482   $238,332,180     $1,285,437,558  $1,271,804,714
                                               ============   ============     ==============  ==============
   Net assets at end of period includes
       undistributed (distributions in
       excess of) net investment income        $    143,281   $    509,074     $   (6,406,399) $   23,735,526
                                               ============   ============     ==============  ==============

                       See notes to financial statements

           Pioneer                      Salomon Brothers
 Strategic Income Portfolio       Strategic Total Return Bond Portfolio       Strategic Equity Portfolio
----------------------------      -----------------------------------       -----------------------------
 Period Ended    Year Ended        Period Ended        Year Ended            Period Ended    Year Ended
April 30, 2006   October 31,      April 30, 2006       October 31,          April 30, 2006   October 31,
 (Unaudited)        2005           (Unaudited)            2005               (Unaudited)        2005
------------------------------    --------------------------------------    ------------------------------
  $  5,458,933  $  8,005,619      $    242,933        $    602,591           $   1,642,537  $   5,856,448

       456,163     2,443,475          (137,718)            383,234              27,551,524     25,484,071
       465,149    (4,494,743)          (35,406)           (561,322)              7,341,388        672,602
  ------------  ------------  -     ------------          ------------  -    -------------  -------------
     6,380,245     5,954,351            69,809             424,503              36,535,449     32,013,121
  ------------  ------------  -     ------------          ------------  -    -------------  -------------
    (8,052,523)   (7,620,245)         (765,240)           (938,016)             (4,317,023)    (7,201,167)
            --            --                  --                --             (17,769,131)            --
  ------------  ------------  -     ------------          ------------  -    -------------  -------------
    (8,052,523)   (7,620,245)         (765,240)           (938,016)            (22,086,154)    (7,201,167)
  ------------  ------------  -     ------------          ------------  -    -------------  -------------
    32,640,098    79,604,243           250,237             680,330                 669,838      1,089,216
     8,052,523     7,620,245           765,240             938,016              22,086,154      7,201,167
   (13,387,369)   (6,091,546)       (2,274,120)         (3,951,875)            (48,031,642)   (91,950,765)
  ------------  ------------  -     ------------          ------------  -    -------------  -------------
    27,305,252    81,132,942        (1,258,643)         (2,333,529)            (25,275,650)   (83,660,382)
  ------------  ------------  -     ------------          ------------  -    -------------  -------------
    25,632,974    79,467,048        (1,954,074)         (2,847,042)            (10,826,355)   (58,848,428)
   186,448,613   106,981,565          13,705,497        16,552,539             449,047,665    507,896,093
  ------------  ------------  -     ------------          ------------  -    -------------  -------------
  $212,081,587  $186,448,613        $ 11,751,423      $ 13,705,497           $ 438,221,310  $ 449,047,665
  ============  ============  =     ============          ============  =    =============  =============

  $  4,767,826  $  7,361,416        $    (33,163)     $    489,144           $      21,590  $   2,696,076
  ============  ============  =     ============          ============  =    =============  =============

                       See notes to financial statements

THE TRAVELERS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

APRIL 30, 2006

                                                       Travelers                        Van Kampen
                                                Managed Income Portfolio           Enterprise Portfolio
                                              ---------------------------      ---------------------------
                                               Period Ended   Year Ended        Period Ended   Year Ended
                                              April 30, 2006  October 31,      April 30, 2006  October 31,
                                               (Unaudited)       2005           (Unaudited)       2005
                                              -----------------------------    ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                       $  4,903,524  $  8,638,545       $     26,328  $    339,238
   Net realized gain (loss) on investments,
       futures contracts and foreign
       currency related transactions               (418,508)      833,358          3,358,225     3,609,871
   Net change in unrealized appreciation
       (depreciation) on investments,
       futures contracts and foreign
       currency related transactions             (2,906,593)   (8,421,786)         3,423,994     3,905,622
                                               ------------  ------------  -    ------------  ------------
   Net increase in net assets resulting from
       operations                                 1,578,423     1,050,117          6,808,547     7,854,731
                                               ------------  ------------  -    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                   (15,448,682)  (13,026,736)           (91,440)     (440,542)
   From net realized gains                               --            --         (1,731,803)           --
                                               ------------  ------------  -    ------------  ------------
   Net decrease in net assets resulting from
       distributions                            (15,448,682)  (13,026,736)        (1,823,243)     (440,542)
                                               ------------  ------------  -    ------------  ------------
CAPITAL SHARE TRANSACTIONS (NOTES 4):
   Proceeds from shares sold                      6,462,902    23,995,069          3,609,983     3,620,309
   Net asset value of shares issued through
       dividend reinvestment                     15,448,682    13,026,736          1,823,243       440,542
   Cost of shares repurchased                   (21,526,239)  (29,836,550)       (15,580,412)  (20,224,023)
                                               ------------  ------------  -    ------------  ------------
   Net increase (decrease) in net assets
       from capital share transactions              385,345     7,185,255        (10,147,186)  (16,163,172)
                                               ------------  ------------  -    ------------  ------------
TOTAL (DECREASE) IN NET ASSETS                  (13,484,914)   (4,791,364)        (5,161,882)   (8,748,983)
   Net assets at beginning of period            273,282,444   278,073,808         70,536,743    79,285,726
                                               ------------  ------------  -    ------------  ------------
   Net assets at end of period                 $259,797,530  $273,282,444       $ 65,374,861  $ 70,536,743
                                               ============  ============  =    ============  ============
   Net assets at end of period includes
       undistributed (distributions in
       excess of) net investment income        $ (3,070,765) $  7,660,831       $      5,080  $     70,192
                                               ============  ============  =    ============  ============

                       See notes to financial statements

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

THE TRAVELERS SERIES TRUST

FINANCIAL HIGHLIGHTS


                                                       NET ASSET                   NET REALIZED/             DIVIDENDS
                                                       VALUE                       UNREALIZED     TOTAL FROM FROM NET
                                                       BEGINNING OF NET INVESTMENT GAIN (LOSS) ON INVESTMENT INVESTMENT
SELECTED PER SHARE DATA FOR THE PERIOD ENDED:          PERIOD       INCOME (LOSS)  INVESTMENTS    OPERATIONS INCOME
AIM CAPITAL APPRECIATION PORTFOLIO                     ------------ -------------- -------------- ---------- ----------

  04/30/2006 (Unaudited)                                  $11.11     $   0.01 (a)  $    1.33 (a)   $   1.34   $ (0.02)
  10/31/2005                                                9.98         0.04 (a)       1.10 (a)       1.14     (0.01)
  10/31/2004**                                              9.63           (0.02)           0.37       0.35         --
  10/31/2003**                                              8.04           (0.02)           1.61       1.59         --
  10/31/2002**                                              9.11           (0.03)         (1.04)     (1.07)         --
  10/31/2001**                                             21.73           (0.02)         (8.72)     (8.74)         --
---------------------------------                      ------------ -------------- -------------- ---------- ----------
MFS TOTAL RETURN PORTFOLIO                             ------------ -------------- -------------- ---------- ----------

  04/30/2006 (Unaudited)                                  $17.29     $   0.20 (a)  $    0.78 (a)   $   0.98   $ (0.61)
  10/31/2005                                               17.19         0.42 (a)       0.61 (a)       1.03     (0.46)
  10/31/2004**                                             15.77             0.36           1.41       1.77     (0.35)
  10/31/2003**                                             14.44             0.34           1.49       1.83     (0.50)
  10/31/2002**                                             16.08         0.39 (c)      (0.98)(c)     (0.59)     (0.44)
  10/31/2001**                                             17.16             0.42         (0.42)    (0.00)+     (0.48)
---------------------------------                      ------------ -------------- -------------- ---------- ----------
PIONEER STRATEGIC INCOME PORTFOLIO                     ------------ -------------- -------------- ---------- ----------

  04/30/2006 (Unaudited)                                  $ 9.56     $   0.25 (a)  $    0.05 (a)   $   0.30   $ (0.39)
  10/31/2005                                                9.73         0.53 (a)      (0.04)(a)       0.49     (0.66)
  10/31/2004**                                              9.53         0.57 (a)       0.48 (a)       1.05     (0.85)
  10/31/2003**                                              8.94         0.63 (a)       1.04 (a)       1.67     (1.08)
  10/31/2002**                                              9.94         1.14 (c)      (0.94)(c)       0.20     (1.20)
  10/31/2001**                                             10.31             0.93         (0.47)       0.46     (0.83)
---------------------------------                      ------------ -------------- -------------- ---------- ----------
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO ------------ -------------- -------------- ---------- ----------

  04/30/2006 (Unaudited)                                  $10.79     $   0.20 (a)  $   (0.15)(a)   $   0.05   $ (0.66)
  10/31/2005                                               11.16         0.43 (a)      (0.14)(a)       0.29     (0.66)
  10/31/2004**                                             11.10         0.48 (a)       0.25 (a)       0.73     (0.67)
  10/31/2003**                                             10.13         0.54 (a)       0.93 (a)       1.47     (0.50)
  10/31/2002**                                             10.27      0.51 (a)(c)   (0.17)(a)(c)       0.34     (0.48)
  10/31/2001**                                              9.89         0.58 (a)       0.48 (a)       1.06     (0.68)
---------------------------------                      ------------ -------------- -------------- ---------- ----------
STRATEGIC EQUITY PORTFOLIO                             ------------ -------------- -------------- ---------- ----------

  04/30/2006 (Unaudited)                                  $17.33     $   0.07 (a)  $    1.37 (a)   $   1.44   $ (0.18)
  10/31/2005                                               16.44         0.21 (a)       0.92 (a)       1.13     (0.24)
  10/31/2004**                                             15.16             0.14           1.14       1.28         --
  10/31/2003**                                             12.59           (0.03)           2.62       2.59     (0.02)
  10/31/2002**                                             16.67             0.04         (4.05)     (4.01)     (0.07)
  10/31/2001**                                             28.63             0.07         (8.60)     (8.53)     (0.05)
---------------------------------                      ------------ -------------- -------------- ---------- ----------
TRAVELERS MANAGED INCOME PORTFOLIO                     ------------ -------------- -------------- ---------- ----------

  04/30/2006 (Unaudited)                                  $11.33     $   0.20 (a)  $   (0.13)(a)   $   0.07   $ (0.65)
  10/31/2005                                               11.84         0.35 (a)      (0.31)(a)       0.04     (0.55)
  10/31/2004**                                             11.84             0.36           0.12       0.48     (0.48)
  10/31/2003**                                             11.38         0.50 (a)       0.69 (a)       1.19     (0.68)
  10/31/2002**                                             12.57      0.56 (a)(c)   (1.07)(a)(c)     (0.51)     (0.63)
  10/31/2001**                                             11.58         0.71 (a)       0.83 (a)       1.54     (0.55)
---------------------------------                      ------------ -------------- -------------- ---------- ----------
VAN KAMPEN ENTERPRISE PORTFOLIO                        ------------ -------------- -------------- ---------- ----------

  04/30/2006 (Unaudited)                                  $12.11     $   0.00+(a)  $    1.19 (a)   $   1.19   $ (0.02)
  10/31/2005                                               11.02        0.05  (a)       1.10 (a)       1.15     (0.06)
  10/31/2004**                                             11.03             0.03         (0.02)       0.01     (0.02)
  10/31/2003**                                              9.40             0.01           1.67       1.68     (0.05)
  10/31/2002**                                             11.81             0.05         (2.42)     (2.37)     (0.04)
  10/31/2001**                                             25.60             0.03         (9.05)     (9.02)    (0.00)+
---------------------------------                      ------------ -------------- -------------- ---------- ----------

                                                       DISTRIBUTIONS
                                                       FROM NET
                                                       REALIZED
SELECTED PER SHARE DATA FOR THE PERIOD ENDED:          CAPITAL GAINS
AIM CAPITAL APPRECIATION PORTFOLIO                     -------------

  04/30/2006 (Unaudited)                                  $(0.07)
  10/31/2005                                                   --
  10/31/2004**                                                 --
  10/31/2003**                                                 --
  10/31/2002**                                                 --
  10/31/2001**                                             (3.88)
---------------------------------                      -------------
MFS TOTAL RETURN PORTFOLIO                             -------------

  04/30/2006 (Unaudited)                                  $(1.07)
  10/31/2005                                               (0.47)
  10/31/2004**                                                 --
  10/31/2003**                                                 --
  10/31/2002**                                             (0.61)
  10/31/2001**                                             (0.60)
---------------------------------                      -------------
PIONEER STRATEGIC INCOME PORTFOLIO                     -------------

  04/30/2006 (Unaudited)                                  $    --
  10/31/2005                                                   --
  10/31/2004**                                                 --
  10/31/2003**                                                 --
  10/31/2002**                                                 --
  10/31/2001**                                                 --
---------------------------------                      -------------
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO -------------

  04/30/2006 (Unaudited)                                  $    --
  10/31/2005                                                   --
  10/31/2004**                                                 --
  10/31/2003**                                                 --
  10/31/2002**                                                 --
  10/31/2001**                                                 --
---------------------------------                      -------------
STRATEGIC EQUITY PORTFOLIO                             -------------

  04/30/2006 (Unaudited)                                  $(0.76)
  10/31/2005                                                   --
  10/31/2004**                                                 --
  10/31/2003**                                                 --
  10/31/2002**                                                 --
  10/31/2001**                                             (3.38)
---------------------------------                      -------------
TRAVELERS MANAGED INCOME PORTFOLIO                     -------------

  04/30/2006 (Unaudited)                                  $    --
  10/31/2005                                                   --
  10/31/2004**                                                 --
  10/31/2003**                                             (0.05)
  10/31/2002**                                             (0.05)
  10/31/2001**                                                 --
---------------------------------                      -------------
VAN KAMPEN ENTERPRISE PORTFOLIO                        -------------

  04/30/2006 (Unaudited)                                  $(0.35)
  10/31/2005                                                   --
  10/31/2004**                                                 --
  10/31/2003**                                                 --
  10/31/2002**                                                 --
  10/31/2001**                                             (4.77)
---------------------------------                      -------------

# Annualized
* Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate account such as administration fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown.
** Audited by other Independent Public Accounting Firm.
+ Rounds to less than $0.005 per share
(a) Per share amounts based on average shares outstanding during the year.
(b) The investment manager waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratios did not change due to these waivers for any portfolio except Salomon Brothers Strategic Total Return Portfolio. If such fee was not waived, the actual expense ratio would have been 1.25%.

                       See notes to financial statements

                                                                 RATIO OF NET
                                                     RATIO OF    INVESTMENT
              NET ASSET               NET ASSETS END EXPENSES TO INCOME (LOSS)
TOTAL         VALUE END               OF PERIOD      AVERAGE NET TO AVERAGE NET PORTFOLIO
DISTRIBUTIONS OF PERIOD TOTAL RETURN* (IN MILLIONS)  ASSETS      ASSETS         TURNOVER RATE
------------- --------- ------------- -------------- ----------- -------------- -------------

   $(0.09)     $12.36       12.08%        $  241        0.89%#       0.12%#           59%
    (0.01)      11.11        11.47           238          0.85         0.34           83
        --       9.98         3.63           234       0.85(b)       (0.18)           71
        --       9.63        19.78           178          0.85       (0.25)           49
        --       8.04      (11.75)           172          0.85       (0.28)           65
    (3.88)       9.11      (43.36)           224          0.83       (0.20)           77
---------     --------- ------------- -------------- ----------- -------------- -------------
------------- --------- ------------- -------------- ----------- -------------- -------------

   $(1.68)     $16.59        5.91%        $1,285        0.81%#       2.42%#           21%
    (0.93)      17.29         6.09         1,272          0.79         2.45           47
    (0.35)      17.19        11.36         1,160       0.82(b)         2.25           66
    (0.50)      15.77        13.05           997          0.82         2.37           49
    (1.05)      14.44       (3.59)           830          0.83      2.81(c)           81
    (1.08)      16.08       (0.22)           804          0.83         3.08           88
---------     --------- ------------- -------------- ----------- -------------- -------------
------------- --------- ------------- -------------- ----------- -------------- -------------

   $(0.39)     $ 9.47        3.25%        $  212        0.85%#       5.38%#           17%
    (0.66)       9.56         5.17           186          0.86         5.58           37
    (0.85)       9.73        11.66           107       0.90(b)         6.19           56
    (1.08)       9.53        20.56           100          1.00         7.05          141
    (1.20)       8.94         2.00            97          0.93      8.24(c)          208
    (0.83)       9.94         4.60           128          0.90         8.83          150
---------     --------- ------------- -------------- ----------- -------------- -------------
------------- --------- ------------- -------------- ----------- -------------- -------------

   $(0.66)     $10.18        0.40%        $   12        1.48%#       3.89%#           29%(d)
    (0.66)      10.79         2.67            14          1.42         3.96           42(d)
    (0.67)      11.16         6.83            17       1.24(b)         4.47           42(d)
    (0.50)      11.10        15.10            21          1.20         5.06           68(d)
    (0.48)      10.13         3.36            21          1.24      4.95(c)          385
    (0.68)      10.27        10.99            18          1.23         5.69          448
---------     --------- ------------- -------------- ----------- -------------- -------------
------------- --------- ------------- -------------- ----------- -------------- -------------

   $(0.94)     $17.83        8.29%        $  438        0.86%#       0.73%#           80%
    (0.24)      17.33         6.85           449          0.85         1.23          220
        --      16.44         8.44           508       0.85(b)         0.81          213
    (0.02)      15.16        20.57           550          0.84       (0.20)          167
    (0.07)      12.59      (24.05)           516          0.83         0.19          100
    (3.43)      16.67      (32.05)           845          0.82         0.31           46
---------     --------- ------------- -------------- ----------- -------------- -------------
------------- --------- ------------- -------------- ----------- -------------- -------------

   $(0.65)     $10.75        0.60%        $  260        0.72%#       3.68%#           15%
    (0.55)      11.33         0.35           273          0.69         3.08           95
    (0.48)      11.84         4.19           278       0.69(b)         3.10          123
    (0.73)      11.84        10.85           252          0.68         4.34          163
    (0.68)      11.38       (4.06)           208          0.69      4.68(c)          177
    (0.55)      12.57        13.50           221          0.68         5.76          194
---------     --------- ------------- -------------- ----------- -------------- -------------
------------- --------- ------------- -------------- ----------- -------------- -------------

   $(0.37)     $12.93        9.80%        $   65        0.91%#       0.07%#           35%
    (0.06)      12.11        10.48            71          0.83         0.45           57
    (0.02)      11.02         0.05            79       0.80(b)         0.26          157
    (0.05)      11.03        17.93            97          0.80         0.13          123
    (0.04)       9.40      (20.07)           100          0.76         0.30           87
    (4.77)      11.81      (37.52)           165          0.74         0.18          107
---------     --------- ------------- -------------- ----------- -------------- -------------

(c) Effective November 1, 2001, the Portfolio adopted a change in the accounting method that requires the Portfolio to amortize premiums and accrete all discounts. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation. Without the adoption of this change, for the year ended October 31, 2002, those amounts would have been $0.40, $0.99 and 2.91% for net investment income, net realized and unrealized loss and the ratio net investment income to average net assets, respectively for the MFS Total Return Portfolio. Without the adoption of this change, for the year ended October 31, 2002, those amounts would have been $1.16, $(0.96) and 8.42% for net investment income, net realized and unrealized loss and the ratio net investment income to average net assets, respectively for the Pioneer Strategic Income Portfolio. Without the adoption of this change, for the year ended October 31, 2002, those amounts would have been $0.52, $0.18 and 5.04% for net investment income, net realized and unrealized loss and the ratio net investment income to average net assets, respectively for the Salomon Strategic Total Return Portfolio. Without the adoption of this change, for the year ended October 31, 2002, those amounts would have been $0.60, $1.11 and 5.02% for net investment income, net realized and unrealized loss and the ratio net investment income to average net assets, respectively for the Travelers Managed Income Portfolio.
(d) Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 373%, 498%, 414% and 376% for the periods ended April 30, 2006, October 31, 2005, 2004 and 2003, respectively.

                       See notes to financial statements

                          THE TRAVELERS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2006 (UNAUDITED)

1. ORGANIZATION

The Travelers Series Trust (the "Trust"), a Massachusetts business trust, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2006, the Trust offered twenty-eight portfolios, seven of which are non-diversified (each, a "Portfolio" and collectively, the "Portfolios"), and each of which operates as a distinct investment vehicle of the Trust. The seven Portfolios included in this report are as follows: AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio (which is non-diversified), Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio.

Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) SECURITY VALUATION - Portfolio securities for which the primary market is on a domestic or foreign exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Portfolio securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. The Portfolios may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, a Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset value. Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value of the mutual fund. In the case of any securities which are not actively trading or are restricted as to resale, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Board of Trustees. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

(B) SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolios may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolios segregate assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

(C) INVESTMENT INCOME AND EXPENSES - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolios determine the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

(D) FEDERAL INCOME TAXES - It is the Portfolios' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended ("the Code"), applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolios' financial statements. It is also the Portfolios' policy to comply with the diversification requirements of the Code so that variable annuity and variable life contracts investing in a portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes.

Distributions from net investment income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. As a result, distributions from net investment income and net realized capital gains may differ from their ultimate characterization for federal income tax purposes due to timing differences.

                          THE TRAVELERS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2006 (UNAUDITED)


2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

The Portfolios utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At October 31, 2005, the accumulated capital loss carryforwards and expiration dates by the Portfolios were as follows:

                                    Expiring   Expiring   Expiring     Expiring    Expiring    Expiring   Expiring
Portfolio                          12/31/2007 12/31/2008 12/31/2009   12/31/2010  12/31/2011  12/31/2012 12/31/2013
---------                          ---------- ---------- ----------- ------------ ----------- ---------- ----------

AIM Capital Appreciation Portfolio $       -- $       -- $13,282,680 $ 25,303,918 $11,887,038  $     --  $       --

MFS Total Return Portfolio                 --         --          --           --          --        --          --

Pioneer Strategic Income Portfolio  4,613,853  3,076,895   7,414,445   11,398,536   2,263,562        --          --

Salomon Brothers Strategic Total
  Return Bond Portfolio               435,020    938,295      42,124       19,636          --        --          --

Strategic Equity Portfolio                 --         --          --  207,061,308          --        --          --

Travelers Managed Income
  Portfolio                                --         --          --           --   4,796,406   532,995   3,630,067

Van Kampen Enterprise Portfolio            --         --  24,042,500   34,687,599   8,209,090        --          --

(E) DISTRIBUTION OF INCOME AND GAINS - Each Portfolio intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually.

(F) FUTURES CONTRACTS - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities.

Upon entering into a futures contract, the Portfolios are required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

Risks of entering into futures contracts include the possibility that there may be an illiquid market and that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

(G) FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolios may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

(H) SECURITIES LENDING - The Portfolios may lend their securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a

                          THE TRAVELERS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2006 (UNAUDITED)



2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio.

(I) FOREIGN CURRENCY TRANSLATION - The books and records of the Portfolios' are maintained in U.S. dollars. Foreign currencies, investment and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

(J) REPURCHASE AGREEMENTS - The Portfolios may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. A Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time a Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

(K) FORWARD COMMITMENTS, WHEN-ISSUES AND DELAYED DELIVERY SECURITIES - All Portfolios may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

(L) STRIPPED SECURITIES - MFS Total Return Portfolio, Pioneer Strategic Income Portfolio and Travelers Managed Income Portfolio may invest in "Stripped Securities," a term used collectively for certain structured fixed income securities. Stripped Securities can be principal only securities ("PO"), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities ("IO"), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolios may not fully recoup the initial investment in IOs.

(M) MORTGAGE DOLLAR ROLLS - Salomon Brothers Strategic Total Return Bond Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. The average monthly balance of dollar rolls outstanding during the period ended April 30, 2006 was approximately $5,297,403 for the Salomon Brothers Strategic Total Return Bond Portfolio.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or

                          THE TRAVELERS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2006 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

becomes insolvent, the Portfolio's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

(N) FUND CONCENTRATION - The investments by Salomon Brothers Strategic Total Return Bond Portfolio in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of Salomon Brothers Strategic Total Return Bond Portfolio. Foreign investments may also subject Salomon Brothers Strategic Total Return Bond Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

(O) CREDIT AND MARKET RISK - MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio and Travelers Managed Income Portfolio may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Portfolios' investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(P) LOAN PARTICIPATIONS - Pioneer Strategic Income Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio's investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which they have purchased the participation.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(Q) OPTIONS - Certain Portfolios may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase. Writing puts or buying calls tends to increase the Portfolio's exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments.

For options purchased to hedge the Portfolio's investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market, or if the counter party is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option. For options written by the Portfolio, the maximum loss is not limited to the premium initially received for the option.

3. INVESTMENT MANAGEMENT AGREEMENT

Travelers Investment Adviser, Inc. ("TIA") manages the investment operations of AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Strategic Equity Portfolio and Van Kampen Enterprise Portfolio, (each a "TIA Portfolios and collectively the "TIA Portfolios") pursuant to management agreements entered into by the Trust on behalf of each TIA Portfolio. TIA has entered into subadvisory agreements with AIM Capital Management, Inc., Massachusetts Financial Services Company, Pioneer Investment Management, Inc., Fidelity Management & Research Company, Van Kampen Asset Management and Salomon Brothers Asset Management Inc ("SaBAM") (collectively the "Advisers") for investment advisory services in connection with the investment management of the Portfolios.

Travelers Asset Management International Company LLC ("TAMIC" and together with TIA, the "Managers") serves as investment adviser to the Travelers Managed Income Portfolio. SaBAM, an indirect wholly-owned subsidiary of Legg Mason, Inc., performs subadvisory services under a subadvisory agreement between TAMIC and SaBAM for Travelers Managed Income Portfolio.

TIA acts as administrator to the AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Strategic Equity Portfolio and Van Kampen Enterprise Portfolio. TAMIC acts as administrator to the Travelers Managed Income Portfolio.

Each administrator has entered into a sub-administration agreement with State Street Bank and Trust Company ("State Street"), to serve as sub-administrator to the Portfolios.

                          THE TRAVELERS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2006 (UNAUDITED)



3. INVESTMENT MANAGEMENT AGREEMENT - CONTINUED

Subject to the supervision and direction of the Trustees of the Trust, TIA or TAMIC supervises the respective Advisers and have full discretion with respect to the retention or renewal of the advisory agreements. TIA or TAMIC pays the respective Advisers a fee based on the applicable Portfolio's average daily net assets.

Under the terms of the Portfolios' investment advisory agreements, the Portfolios pay TIA or TAMIC a monthly fee based upon annual rates applied to each of the Portfolios' average daily net assets as follows:

                                             Management Fees earned by
                                              Managers for the period
Portfolio                                      ended April 30, 2006    % per annum Average Daily Assets
---------                                    ------------------------- ----------- --------------------

AIM Capital Appreciation Portfolio                  $  975,303             0.80%   All

MFS Total Return Portfolio                           4,912,638             0.80%   First $600 Million

                                                                          0.775%   Over $600 Million up to $900 Million

                                                                           0.75%   Over $900 Million up to $1.5 Billion

                                                                          0.725%   Over $1.5 Billion up to $2.5 Billion

                                                                          0.675%   Over $2.5 Billion

Pioneer Strategic Income Portfolio                     760,519             0.75%   All

Salomon Brothers Strategic Total Return Bond
  Portfolio                                             49,944             0.80%   All

Strategic Equity Portfolio                           1,802,265             0.80%   All

Travelers Managed Income Portfolio                     867,095             0.65%   All

Van Kampen Enterprise Portfolio                        250,757             0.70%   All

For the period ended April 30, 2006, AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio had a voluntary expense limitation in place of 1.25%, 1.25%, 1.50%, 1.25%, 1.25% and 1.50%, respectively. This limitation can be terminated at any time by TIA or TAMIC, as the case may be.

TIA has entered into a subadvisory agreement with SaBAM. Pursuant to the subadvisory agreement, SaBAM is responsible for the day-to-day portfolio operations and investment decisions for Salomon Brothers Strategic Total Return Bond Portfolio and is compensated for such services by TIA at an annual rate of 0.375% of the average daily net assets of Salomon Brothers Strategic Total Return Bond Portfolio.

                          THE TRAVELERS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2006 (UNAUDITED)


4. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of the Portfolios were as follows:

                                                                            SHARES ISSUED             NET INCREASE
                                                                            THROUGH                   (DECREASE)
                                                       BEGINNING  SHARES    DIVIDEND      SHARES      IN SHARES    ENDING
                                                       SHARES     SOLD      REINVESTMENT  REPURCHASED OUTSTANDING  SHARES
AIM CAPITAL APPRECIATION PORTFOLIO                     ---------- --------- ------------- ----------- ------------ ----------

  04/30/2006                                           21,452,931   144,111     148,097   (2,217,512) (1,925,304)  19,527,627
  10/31/2005                                           23,420,686 3,341,204      30,138   (5,339,097) (1,967,755)  21,452,931
-----------------------------------                    ---------- --------- ------------- ----------- ------------ ----------
MFS TOTAL RETURN PORTFOLIO                             ---------- --------- ------------- ----------- ------------ ----------

  04/30/2006                                           73,558,110 1,024,548   7,496,169   (4,588,159)   3,932,558  77,490,668
  10/31/2005                                           67,488,682 6,108,117   3,751,751   (3,790,440)   6,069,428  73,558,110
-----------------------------------                    ---------- --------- ------------- ----------- ------------ ----------
PIONEER STRATEGIC INCOME PORTFOLIO                     ---------- --------- ------------- ----------- ------------ ----------

  04/30/2006                                           19,495,007 3,447,891     866,796   (1,420,971)   2,893,716  22,388,723
  10/31/2005                                           10,995,568 8,316,413     814,129     (631,103)   8,499,439  19,495,007
-----------------------------------                    ---------- --------- ------------- ----------- ------------ ----------
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO ---------- --------- ------------- ----------- ------------ ----------

  04/30/2006                                            1,270,316    23,742      73,834     (213,603)   (116,027)   1,154,289
  10/31/2005                                            1,482,707    62,779      87,912     (363,082)   (212,391)   1,270,316
-----------------------------------                    ---------- --------- ------------- ----------- ------------ ----------
STRATEGIC EQUITY PORTFOLIO                             ---------- --------- ------------- ----------- ------------ ----------

  04/30/2006                                           25,913,243    36,508   1,241,222   (2,619,370) (1,341,640)  24,571,603
  10/31/2005                                           30,895,419    64,786     410,323   (5,457,285) (4,982,176)  25,913,243
-----------------------------------                    ---------- --------- ------------- ----------- ------------ ----------
TRAVELERS MANAGED INCOME PORTFOLIO                     ---------- --------- ------------- ----------- ------------ ----------

  04/30/2006                                           24,117,027   580,822   1,417,129   (1,942,799)      55,152  24,172,179
  10/31/2005                                           23,484,047 2,094,601   1,156,904   (2,618,525)     632,980  24,117,027
-----------------------------------                    ---------- --------- ------------- ----------- ------------ ----------
VAN KAMPEN ENTERPRISE PORTFOLIO                        ---------- --------- ------------- ----------- ------------ ----------

  04/30/2006                                            5,822,441   279,114     140,963   (1,186,232)   (766,155)   5,056,286
  10/31/2005                                            7,194,756   303,957      37,176   (1,713,448) (1,372,315)   5,822,441
-----------------------------------                    ---------- --------- ------------- ----------- ------------ ----------

5. INVESTMENT TRANSACTIONS

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended April 30, 2006 were as follows:

                                                                  Purchase                        Sales
-                                                      ------------------------------ ------------------------------
Portfolio                                              U.S. Government Non-Government U.S. Government Non-Government
---------                                              --------------- -------------- --------------- --------------

AIM Capital Appreciation Portfolio                       $        --    $139,775,217    $        --    $160,984,735

MFS Total Return Portfolio                                84,008,516     185,646,021     60,060,787     225,607,046

Pioneer Strategic Income Portfolio                        30,520,839      30,989,372      8,603,683      21,895,321

Salomon Brothers Strategic Total Return Bond Portfolio     6,687,855         973,831      2,110,855       1,571,172

Strategic Equity Portfolio                                        --     339,236,742             --     372,713,304

Travelers Managed Income Portfolio                        38,175,844         645,350     34,333,711       5,078,090

Van Kampen Enterprise Portfolio                                   --      24,306,177             --      35,662,325

                          THE TRAVELERS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2006 (UNAUDITED)



5. INVESTMENT TRANSACTIONS - CONTINUED

At April 30, 2006 the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Portfolio was as follows:

                                                                         Gross        Gross      Net Unrealized
                                                       Federal Income  Unrealized   Unrealized   Appreciation/
Portfolio                                                 Tax Cost    Appreciation Depreciation  (Depreciation)
---------                                              -------------- ------------ ------------  --------------

AIM Capital Appreciation Portfolio                     $  205,069,315 $ 39,960,811 $ (3,587,791)  $36,373,020

MFS Total Return Portfolio                              1,196,214,197  128,822,326  (39,946,234)   88,876,092

Pioneer Strategic Income Portfolio                        201,884,193    6,266,985   (6,605,146)     (338,161)

Salomon Brothers Strategic Total Return Bond Portfolio     12,687,686      231,835     (347,386)     (115,551)

Strategic Equity Portfolio                                416,568,690   29,105,910   (7,341,069)   21,764,841

Travelers Managed Income Portfolio                        264,696,931      549,974   (8,597,759)   (8,047,785)

Van Kampen Enterprise Portfolio                            53,478,601   11,630,122     (797,333)   10,832,789

6. FORWARD FOREIGN CURRENCY CONTRACTS

Open forward foreign currency contracts at April 30, 2006, were as follows:

PIONEER STRATEGIC INCOME PORTFOLIO

Forward Foreign Currency Contracts to Buy:

                                        Value at    In Exchange Net Unrealized
 Settlement Date Contacts to Deliver April 30, 2006    for $     Appreciation
 --------------- ------------------- -------------- ----------- --------------

   06/26/2006       3,000,000 AUD      $2,275,185    2,123,671     $151,514
                                                                   --------

                                                                   $151,514
                                                                   ========

Forward Foreign Currency Contracts to Sell:

                                        Value at    In Exchange Net Unrealized
 Settlement Date Contacts to Deliver April 30, 2006    for $    (Depreciation)
 --------------- ------------------- -------------- ----------- --------------

   06/26/2006       3,350,000 AUD      $2,677,134    2,518,655    $(158,479)

   06/26/2006       1,900,000 AUD      $1,440,950    1,365,796    $ (75,154)
                                                                  ---------

                                                                  $(233,633)
                                                                  =========

AUD - Australian Dollar
$ - United States Dollar

                          THE TRAVELERS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2006 (UNAUDITED)



7. COMMISSION RECAPTURE PROGRAM

In addition to trade execution, many of the brokers with whom Fidelity Management & Research Company ("FMR") places trades pay for certain expenses of Strategic Equity Portfolio or provide other services. FMR issues a cash rebate to the Portfolio. During the period ended April 30, 2006, Strategic Equity Portfolio received cash rebates from these brokers in lieu of additional services or expense reductions. The amounts of these rebates are shown separately as expense reduction on the Statement of Operations

8. CONTRACTUAL OBLIGATIONS

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. LEGAL MATTERS

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers, including the Portfolios (the "Funds"), and directors or trustees of the Funds (collectively, the "Defendants"). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the "Complaint") was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

10. SUBSEQUENT EVENT

A. MFS TOTAL RETURN PORTFOLIO - On November 10, 2005, the Board of Trustees approved the merger of the MFS Total Return Portfolio with and into the MFS Total Return Portfolio, a series of Metropolitan Series Fund, Inc. ("MSF"), subject to approval by shareholders of the MFS Total Return Portfolio at a Special Meeting called for March 14, 2006. The merger was approved and the merger occurred as of the close of business on April 28, 2006.

B. SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO - On November 10, 2005, the Board of Trustees approved the merger of the Salomon Brothers Strategic Total Return Bond Portfolio with and into the Western Asset Management Strategic Bond Opportunities Portfolio, a series of MSF, subject to approval by shareholders of the Salomon Brothers Strategic Total Return Bond Portfolio at a Special Meeting called for March 14, 2006. The merger was approved and the merger occurred as of the close of business on April 28, 2006.

C. TRAVELERS MANAGED INCOME PORTFOLIO - On November 10, 2005, the Board of Trustees approved the merger of the Travelers Managed Income Portfolio with and into the BlackRock Bond Income Portfolio, a series of MSF, subject to approval by shareholders of the Travelers Managed Income Portfolio at a Special Meeting called for March 14, 2006. The merger was approved and the merger occurred as of the close of business on April 28, 2006.

D. VAN KAMPEN ENTERPRISE PORTFOLIO - On November 10, 2005, the Board of Trustees approved the merger of the Van Kampen Enterprise Portfolio with and into the Capital Guardian U.S. Equity Portfolio, a series of MSF, subject to approval by shareholders of the Van Kampen Enterprise Portfolio at a Special Meeting called for March 14, 2006. The merger was approved and the merger occurred as of the close of business on April 28, 2006.

E. AIM CAPITAL APPRECIATION PORTFOLIO - On January 25, 2006, the Board of Trustees approved the merger of the AIM Capital Appreciation Portfolio with and into the Met/AIM Capital Appreciation Portfolio, a series of Met Investors Series Trust ("MIST"), subject to approval by shareholders of the AIM Capital Appreciation Portfolio at a Special Meeting called for April 12, 2006. The merger was approved and the merger occurred as of the close of business on April 28, 2006.

                          THE TRAVELERS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2006 (UNAUDITED)



F. PIONEER STRATEGIC INCOME PORTFOLIO - On January 25, 2006, the Board of Trustees approved the merger of the Pioneer Strategic Income Portfolio with and into the Pioneer Strategic Income Portfolio, a series of MIST, subject to approval by shareholders of the Pioneer Strategic Income Portfolio at a Special Meeting called for April 12, 2006. The merger was approved and the merger occurred as of the close of business on April 28, 2006.

G. STRATEGIC EQUITY PORTFOLIO - On January 25, 2006, the Board of Trustees approved the merger of the Strategic Equity Portfolio with and into the FI Large Cap Portfolio, a series of MSF, subject to approval by shareholders of the Strategic Equity Portfolio at a Special Meeting called for April 12, 2006. The merger was approved and the merger occurred as of the close of business on April 28, 2006.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUBADVISORY AGREEMENTS

On December 1, 2005, Legg Mason, Inc. ("Legg Mason") and Citigroup Inc. ("Citigroup"), announced that they had completed their previously announced transaction that resulted in Legg Mason acquiring substantially all of Citigroup's asset management business. As a result, SaBAM, which served as subadviser to the Trust's Salomon Brothers Strategic Total Return Bond Portfolio and Travelers Managed Income Portfolio (collectively, the "Salomon Brothers Portfolios"), previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg Mason. Under the Investment Company Act of 1940, the consummation of the transaction resulted in a change of control of SaBAM and the automatic termination of the Salomon Brothers Portfolios' subadvisory agreements.

In connection with the anticipated change of control of SaBAM, the Board approved new subadvisory agreements with SaBAM for the Salomon Brothers Portfolios at a special meeting of the Board held on November 10, 2005. In considering the new subadvisory agreements for the Salomon Brothers Portfolios, the Board met with a representative from SaBAM and received information regarding the proposed transaction, Legg Mason and its asset management affiliates, and Legg Mason's plans for SaBAM after the closing of the transactions. In approving the new subadvisory agreements, the Board also took into consideration the factors they considered at a meeting held on July 20, 2005 (as outlined in the Trust's October 31, 2005 Annual Report), where the Board approved the previous subadvisory agreements with SaBAM, with respect to the Salomon Brothers Portfolios. In addition to these factors, the Board also considered:

  . that the new subadvisory agreements are substantially similar to the Salomon Brothers Portfolios' previous subadvisory agreements; and

  . the business, experience and reputation of Legg Mason and its asset management affiliates and the prominence of the Legg Mason name in the marketplace for investment advice.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Trustees, including the Independent Trustees, unanimously voted to approve the new subadvisory agreements with SaBAM for the Salomon Brothers Portfolios.

SHAREHOLDER VOTES

At Special Meetings of Shareholders of the Portfolios held on March 14, 2006 and April 12, 2006, as the case may be, the respective shareholders voted for the following proposals:

1. MFS TOTAL RETURN PORTFOLIO - A Special Meeting of the Shareholders of the MFS Total Return Portfolio, a series of The Travelers Series Trust (the "Trust"), was held on March 14, 2006. The purpose of the Special Meeting was to ask shareholders to consider the approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of MFS Total Return Portfolio, a series of the Trust, by MFS Total Return Portfolio, a series of Metropolitan Series Fund, Inc. ("MSF"), in exchange for shares of MFS Total Return Portfolio of MSF and the assumption by MFS Total Return Portfolio of MSF of the liabilities of MFS Total Return Portfolio of the Trust. The shareholders of the MFS Total Return Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                         NO. OF SHARES
                        -------------------------------

                        For              69,775,555.965

                        Against           2,010,804.345

                        Abstain           6,338,479.859

                        Broker Non-votes             --
                        -------------------------------
                        Total            78,124,840.169
                        -------------------------------

                          THE TRAVELERS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2006 (UNAUDITED)



2. SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO - A Special Meeting of the Shareholders of the Salomon Brothers Strategic Total Return Bond Portfolio, a series of the Trust, was held on March 14, 2006. The purpose of the Special Meeting was to ask shareholders to consider the approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Salomon Brothers Strategic Total Return Bond Portfolio, a series of the Trust, by Western Asset Management Strategic Bond Opportunities Portfolio, a series of MSF, in exchange for shares of Western Asset Management Strategic Bond Opportunities Portfolio and the assumption by Western Asset Management Strategic Bond Opportunities Portfolio of the liabilities of Salomon Brothers Strategic Total Return Bond Portfolio. The shareholders of the Salomon Brothers Strategic Total Return Bond Portfolio approved the proposal and the results of the votes are as set forth below.

                                          NO. OF SHARES
                         ------------------------------

                         For              1,090,765.488

                         Against             23,405.290

                         Abstain            109,944.629

                         Broker Non-votes            --
                         ------------------------------
                         Total            1,224,115.407
                         ------------------------------

3. TRAVELERS MANAGED INCOME PORTFOLIO - A Special Meeting of the Shareholders of the Travelers Managed Income Portfolio, a series of the Trust, was held on March 14, 2006. The purpose of the Special Meeting was to ask shareholders to consider the approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Travelers Managed Income Portfolio, a series of the Trust, by BlackRock Bond Income Portfolio, a series of MSF, in exchange for shares of BlackRock Bond Income Portfolio and the assumption by BlackRock Bond Income Portfolio of the liabilities of Travelers Managed Income Portfolio. The shareholders of the Travelers Managed Income Portfolio approved the proposal and the results of the votes are as set forth below.

                                         NO. OF SHARES
                        -------------------------------

                        For              21,831,493.596

                        Against             746,937.301

                        Abstain           2,173,724.200

                        Broker Non-votes             --
                        -------------------------------
                        Total            24,752,155.097
                        -------------------------------

4. VAN KAMPEN ENTERPRISE PORTFOLIO - A Special Meeting of the Shareholders of the Van Kampen Enterprise Portfolio, a series of the Trust, was held on March 14, 2006. The purpose of the Special Meeting was to ask shareholders to consider the approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Van Kampen Enterprise Portfolio, a series of the Trust, by Capital Guardian U.S. Equity Portfolio, a series of MSF, in exchange for shares of Capital Guardian U.S. Equity Portfolio and the assumption by Capital Guardian U.S. Equity Portfolio of the liabilities of Van Kampen Enterprise Portfolio. The shareholders of the Van Kampen Enterprise Portfolio approved the proposal and the results of the votes are as set forth below.

                                          NO. OF SHARES
                         ------------------------------

                         For              4,665,518.387

                         Against            153,988.740

                         Abstain            342,286.256

                         Broker Non-votes            --
                         ------------------------------
                         Total            5,161,793.383
                         ------------------------------

                          THE TRAVELERS SERIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2006 (UNAUDITED)



5. AIM CAPITAL APPRECIATION PORTFOLIO - A Special Meeting of the Shareholders of the AIM Capital Appreciation Portfolio, a series of the Trust, was held on April 12, 2006. The purpose of the Special Meeting was to ask shareholders to consider the approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of AIM Capital Appreciation Portfolio, a series of the Trust, by Met/AIM Capital Appreciation Portfolio, a series of Met Investors Series Trust ("MIST"), in exchange for shares of Met/AIM Capital Appreciation Portfolio and the assumption by Met/AIM Capital Appreciation Portfolio of the liabilities of AIM Capital Appreciation Portfolio. The shareholders of the AIM Capital Appreciation Portfolio approved the proposal and the results of the votes are as set forth below.

                                         NO. OF SHARES
                        -------------------------------

                        For              17,656,692.677

                        Against             353,702.000

                        Abstain           1,203,875.482

                        Broker Non-votes             --
                        -------------------------------
                        Total            19,214,270.159
                        -------------------------------

6. PIONEER STRATEGIC INCOME PORTFOLIO - A Special Meeting of the Shareholders of the Pioneer Strategic Income Portfolio, a series of the Trust, was held on April 12, 2006. The purpose of the Special Meeting was to ask shareholders to consider the approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Pioneer Strategic Income Portfolio, a series of the Trust, by Pioneer Strategic Income Portfolio, a series of MIST, in exchange for shares of MIST's Pioneer Strategic Income Portfolio and the assumption by MIST's Pioneer Strategic Income Portfolio of the liabilities of Pioneer Strategic Income Portfolio of the Trust. The shareholders of the Pioneer Strategic Income Portfolio of the Trust approved the proposal and the results of the votes are as set forth below.

                                         NO. OF SHARES
                        -------------------------------

                        For              19,703,643.872

                        Against             670,118.962

                        Abstain           1,646,691.148

                        Broker Non-votes             --
                        -------------------------------
                        Total            22,020,453.982
                        -------------------------------

7. STRATEGIC EQUITY PORTFOLIO - A Special Meeting of the Shareholders of the Strategic Equity Portfolio, a series of the Trust, was held on April 12, 2006. The purpose of the Special Meeting was to ask shareholders to consider the approval of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Strategic Equity Portfolio, a series of the Trust, by FI Large Cap Portfolio, a series of MSF, in exchange for shares of FI Large Cap Portfolio and the assumption by FI Large Cap Portfolio of the liabilities of Strategic Equity Portfolio. The shareholders of the Strategic Equity Portfolio approved the proposal and the results of the votes are as set forth below.

                                         NO. OF SHARES
                        -------------------------------

                        For              20,516,127.960

                        Against             699,335.443

                        Abstain           1,388,500.159

                        Broker Non-votes             --
                        -------------------------------
                        Total            22,603,963.562
                        -------------------------------

                          THE TRAVELERS SERIES TRUST
                          APRIL 30, 2006 (UNAUDITED)



Additional information about the Portfolios' trustees and executive officers may be found in the Statement of Additional Information. A copy of the current version of this document is available to you free, upon request, by contacting the Trust either by mail at The Travelers Series Trust, One Cityplace, Hartford, CT 06103 or by phone at 1-800-848-3854.

This report is prepared for the general information of variable annuity and life contract owners and is not an offer of shares of the Travelers Series Trust and is not for use with the general public.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A FREE PROSPECTUS. INVESTORS SHOULD CONSIDER THE PORTFOLIOS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIOS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Trust, shareholders can call 1-800-842-9406.

Information on how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-842-9406 and (2) on the SEC's website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Item applicable only to annual reports on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item applicable only to annual reports on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item applicable only to annual reports on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Elizabeth M. Forget, the registrant's President and Peter Duffy, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Procedures") and evaluated their effectiveness. Based on their review, Ms. Forget and Mr. Duffy determined that the Procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(3) Not applicable.

(b)    The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are
       attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TRAVELERS SERIES TRUST

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: July 7, 2006

By: /s/ Peter Duffy
    -----------------------------------
    Peter Duffy
    Chief Financial Officer and Treasurer

Date: July 7, 2006